Registration No. 33-47949
                                                     Registration No. 811-1705
--------------------------------------------------------------------------------

             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549
           --------------------------------------


                          FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               |_|

                Pre-Effective Amendment No.                           |_|
                                            ---

                Post-Effective Amendment No.  7                       |X|
                                            ---


                           AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |_|


                Amendment No.  59                                     |X|
                              ----


              (Check appropriate box or boxes)
               -------------------------------

                     SEPARATE ACCOUNT A
                             of
  THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 (Exact Name of Registrant)
                  -------------------------


  THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                     (Name of Depositor)
    1290 Avenue of the Americas, New York, New York 10104
    (Address of Depositor's Principal Executive Offices)


 Depositor's Telephone Number, including Area Code: (212) 554-1234
                  -------------------------


                    ANTHONY A. DREYSPOOL
        VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

  The Equitable Life Assurance Society of the United States
    1290 Avenue of the Americas, New York, New York 10104
         (Names and Addresses of Agents for Service)
         -------------------------------------------


        Please send copies of all communications to:
                     PETER E. PANARITES
               Freedman, Levy, Kroll & Simonds
          1050 Connecticut Avenue, N.W., Suite 825
                   Washington, D.C. 20036
          ----------------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective
         (check appropriate box):


|_|     Immediately upon filing pursuant to paragraph (b) of Rule 485.


|X|     On May 1, 1997 pursuant to paragraph (b) of Rule 485.


|_|     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

|_|     On (date) pursuant to paragraph (a)(1) of Rule 485.

|_|     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

|_|     On (date) pursuant to paragraph (a)(3) of Rule 485.

 If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                         -------------------------


         The Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2.


         The Rule 24f-2 Notice of the Registrant for fiscal year 1996 was filed on February 27, 1997.

                    CROSS REFERENCE SHEET
        SHOWING LOCATION OF INFORMATION IN PROSPECTUS
        ---------------------------------------------


                Form N-4 Item                 Prospectus Caption
                -------------                 ------------------

 1.             Cover Page                    Cover Page

 2.             Definitions                   General Terms

 3.             Synopsis                      Part 1:  Summary

 4.             Condensed Financial           Part 5: Accumulation Unit
                Information                   Values

 5.             General Description of        Part 1:  Summary, Part 2:
                Registrant, Depositor and     Equitable's Separate Account
                Portfolio Companies           and its Investment Funds

 6.             Deductions and Expenses       Part 6:  Deductions and
                                              Charges

 7.             General Description of        Part 5:  Provisions of the
                Variable Annuity Contracts    Momentum Contract and Services
                                              We Provide

 8.             Annuity Period                Part 5:  Provisions of the
                                              Momentum Contract and Services
                                              We Provide

 9.             Death Benefit                 Part 5:  Provisions of the
                                              Momentum Contract and Services
                                              We Provide - Death Benefit

10.             Purchases and Contract Value  Part 3:  Investment
                                              Performance, Part 5:
                                              Provisions of the Momentum
                                              Contract and Services We Provide

11.             Redemptions                   Part 5:  Provisions of the
                                              Momentum Contract and Services
                                              We Provide, Part 6:
                                              Deductions and Charges -
                                              Contingent Withdrawal Charge

12.             Taxes                         Part 8:  Federal Tax and ERISA
                                              Matters

13.             Legal Proceedings             Not Applicable

14.             Table of Contents of the      Statement of Additional
                Statement of Additional       Information Table of
                Information                   Contents

                    CROSS REFERENCE SHEET
               SHOWING LOCATION OF INFORMATION
           IN STATEMENT OF ADDITIONAL INFORMATION
           --------------------------------------

                                              Statement of Additional
                Form N-4 Item                 Information Caption
                -------------                 -------------------

15.             Cover Page                    Cover Page

16.             Table of Contents             Table of Contents

17.             General Information           Part 3:  The Reorganization,
                and History                   Prospectus - Part 1: Summary

18.             Services                      Not Applicable

19.             Purchases of                  Part 9:  Distribution
                Securities Being
                Offered

20.             Underwriters                  Part 9:  Distribution

21.             Calculation of                Part 4:  Accumulation
                Performance Data              Unit Values, Part 5:
                                              Annuity Unit Values, Part
                                              10: Money Market Fund Yield
                                              Information, Prospectus -
                                              Part 3:  Investment Performance

22.             Annuity Payments              Part 5:  Annuity Unit
                                              Values

23.             Financial Statements          Part 12:  Financial Statements

                                    MOMENTUM
                      EMPLOYER-SPONSORED RETIREMENT PROGRAM
                          PROSPECTUS, DATED MAY 1, 1997

                  VARIABLE ANNUITY CONTRACT FUNDED THROUGH THE
                     INVESTMENT FUNDS OF SEPARATE ACCOUNT A

                                   Issued By:
            The Equitable Life Assurance Society of the United States
-------------------------------------------------------------------------------
This prospectus describes a group deferred variable annuity contract (CONTRACT) offered by The Equitable Life Assurance Society of the United States (EQUITABLE
LIFE). The MOMENTUM Contract (MOMENTUM) is designed to fund defined contribution plans. Contributions in the MOMENTUM Contract accumulate on a Federal income tax-deferred basis, and at a future date you can receive a stream of periodic payments, including a fixed or variable annuity.

MOMENTUM Employer-Sponsored Retirement Program includes 401(a) and 401(k) plans as described in this prospectus. Employers sponsoring such plans and trustees of such plans (PLAN TRUSTEES) can participate in MOMENTUM through the MOMENTUM Program. The MOMENTUM Program consists of a defined contribution master plan and trust sponsored by Equitable Life (the MASTER PLAN AND TRUST) or, for Employers who prefer to use their own individually designed or a prototype defined contribution plan, a pooled trust (the POOLED TRUST).

Employers and Plan Trustees may choose from investment options (INVESTMENT OPTIONS) available under the Contract. These Investment Options include the Guaranteed Interest Account, which is part of Equitable Life's general account and pays interest at a guaranteed fixed rate, and fourteen variable investment funds (INVESTMENT FUNDS) of Separate Account A (SEPARATE ACCOUNT):

-------------------------------------------------------------------------------------------------------
o   Alliance Money Market          o   Alliance Equity Index          Alliance Asset Allocation Series:
o   Alliance Intermediate          o   Alliance Common Stock          o   Alliance Conservative Investors
    Government Securities          o   Alliance Global                o   Alliance Balanced
o   Alliance Quality Bond          o   Alliance International         o   Alliance Growth Investors
o   Alliance High Yield            o   Alliance Aggressive Stock
o   Alliance Growth & Income       o   Alliance Small Cap Growth

We invest each Investment Fund in Class IA shares of a corresponding portfolio (PORTFOLIO) of The Hudson River Trust (TRUST), a mutual fund whose shares are purchased by the separate accounts of insurance companies. Amounts allocated to the Investment Funds will increase or decrease with the investment experience of the Portfolios. The prospectus for the Hudson River Trust, directly following this prospectus, describes the investment objectives, policies and risks of the Portfolios. The Alliance Small Cap Growth Fund will be available in early June, 1997.

Participants may choose from a variety of payout options. If an annuity is selected as the retirement payout option, variable and fixed annuities are available. Fixed annuities are funded through Equitable Life's general account. Variable payments will be funded through your choice of Investment Funds.

This prospectus provides information about MOMENTUM that prospective participants should know before investing. You should read it carefully and retain it for future reference. The prospectus is not valid unless it is attached to a current prospectus for the Trust, which you should also read carefully.

A registration statement relating to the Separate Account has been filed with the Securities and Exchange Commission (SEC). The statement of additional information (SAI), dated May 1, 1997, which is part of the registration statement for the Separate Account, is available free of charge upon request by writing to the Processing Office or calling 1-800-528-0204, our toll-free number. The SAI has been incorporated by reference into this prospectus. The Table of Contents for the SAI appears at the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                                                              888-1128
May 1, 1997                                                   Cat. No. 127299
-------------------------------------------------------------------------------
                                 Copyright 1997
The Equitable Life Assurance Society of the United States, New York, New York, 10104.
                              All rights reserved.

-------------------------------------------------------------------------------

                          PROSPECTUS TABLE OF CONTENTS

-------------------------------------------------------------------------------
GENERAL TERMS                                        PAGE 3
PART 1:    SUMMARY                                   PAGE 5
Equitable Life                                        5
Investment Options                                    5
Selecting Investment Options                          6
Contributions                                         6
Transfers                                             6
Services We Provide                                   6
Distribution Options and Death
   Benefit                                            7
Withdrawals and Termination                           7
Plan Loans                                            8
Taxes                                                 8
Deductions and Charges                                8
Fee Table and Examples                                9

PART 2:    SEPARATE ACCOUNT A AND
           ITS INVESTMENT FUNDS                     PAGE 12
Separate Account A                                   12
The Hudson River Trust                               12
The Trust's Investment Adviser                       13
Investment Policies and Objectives of
    the Trust's Portfolios                           13

PART 3:    INVESTMENT PERFORMANCE                   PAGE 15
Investment Fund Performance                          15
Standardized Computation of
    Performance for MOMENTUM                         19

PART 4:    THE GUARANTEED INTEREST
           ACCOUNT                                  PAGE 21

PART 5:    PROVISIONS OF THE CONTRACT
           AND SERVICES WE PROVIDE                  PAGE 22
Understanding the MOMENTUM
    Program                                          22
    Employer's Responsibilities                      22
Adopting the MOMENTUM Program                        23
The MOMENTUM Contract                                23
    Selecting Investment Options
    (Employers and Plan Trustees Only)               23
    Contributions                                    24
Retirement Account Value                             24
Transfers                                            25
Investment Simplifier: Automatic
    Transfer Options                                 25
Plan Loans                                           26
Withdrawals and Termination                          27

Forfeitures                                          27
Distribution Options                                 27
Annuity Distribution Options                         28
Electing an Annuity Distribution
    Option                                           28
Minimum Distributions (Automatic
    Minimum Withdrawal Option) --
          Over Age 70 1/2                            28
Death Benefit                                        29
Payments of Proceeds                                 30
Plan Recordkeeping Services                          30

PART 6:   DEDUCTIONS AND
          CHARGES                                   PAGE 31
    Trust Charges to Portfolios                      31
    Charges for State Premium and
    Other Applicable Taxes                           31
    Limitation on Charges                            31
    Charges to Investment Funds                      32
    Quarterly Administrative Charge                  32
    Charge for Plan Recordkeeping
        Services                                     32
    Contingent Withdrawal Charge                     33
    Plan Loan Charges                                34
    Special Circumstances                            34

PART 7:   VOTING RIGHTS                             PAGE 35
    Trust Voting Rights                              35
    Separate Account Voting Rights                   35
    Voting Rights of Others                          35
    Changes in Applicable Law                        35

PART 8:   FEDERAL TAX AND
          ERISA MATTERS                             PAGE 36
Tax Aspects of Contributions to a Plan               36
Tax Aspects of Distributions from a Plan             37
Certain Rules Applicable to Plan Loans               40
Impact of Taxes to Equitable Life                    40
Certain Rules Applicable to Plans
    Designed to Comply with Section
    404(c) of ERISA                                  41

STATEMENT OF ADDITIONAL
   INFORMATION
   TABLE OF CONTENTS                                PAGE 42

HOW TO OBTAIN THE MOMENTUM
   STATEMENT OF ADDITIONAL
   INFORMATION                                      PAGE 42

-------------------------------------------------------------------------------

                                  GENERAL TERMS

-------------------------------------------------------------------------------
In this prospectus, the terms "we," our" and "us" mean The Equitable Life Assurance Society of the United States (EQUITABLE LIFE). The terms "you" and "your" refer to either the Employer, Trustee or the Participant.

ACCUMULATION UNIT--Contributions that are invested in an Investment Fund purchase Accumulation Units in that Investment Fund. The "Accumulation Unit Value" is the dollar value of each Accumulation Unit in an Investment Fund on a given date.

ACTIVE LOAN--The principal amount of any Participant plan loan that has neither been repaid nor deemed distributed under Section 72(p) of the Code.

BUSINESS DAY--Generally, our Business Day is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We are closed on national business holidays and also on Martin Luther King, Jr. Day and the Friday after Thanksgiving. Additionally, we may choose to close on the day immediately preceding or following a national business holiday or due to emergency conditions. For the purpose of determining the Transaction Date, our Business Day ends at 4:00 p.m. Eastern Time or the closing of the New York Stock Exchange, if earlier.

CASH VALUE--The Retirement Account Value minus any applicable withdrawal charges.

CODE--The Internal Revenue Code of 1986, as amended.

DEFAULT OPTION--The Alliance Money Market Fund, if that Fund is selected by the Employer or Plan Trustee as a funding option under the plan. Otherwise, the Guaranteed Interest Account. For Original Certificates, the Guaranteed Interest Account is the Default Option.

EMPLOYER--An employer who has sponsored a defined contribution plan that participates in the MOMENTUM Program through either the Master Plan and Trust or the Pooled Trust.

ERISA--The Employee Retirement Income Securities Act of 1974, as amended.

GUARANTEED INTEREST ACCOUNT--The Investment Option that pays interest at guaranteed fixed rates and is part of our general account.

INVESTMENT FUNDS--In the MOMENTUM Contract, the Investment Funds are referred to as Investment Divisions. These are the fourteen variable investment funds of the Separate Account. Throughout this prospectus, we will use the term "Investment Funds" to refer to both Investment Funds and Investment Divisions.

INVESTMENT OPTIONS--The choices for investment of contributions: the fourteen Investment Funds and the Guaranteed Interest Account.

MASTER PLAN AND TRUST--A defined contribution master plan and trust sponsored by Equitable Life.

ORIGINAL CONTRACTS/CERTIFICATES--MOMENTUM Certificates under which the MOMENTUM Employer has not elected to add Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income, Alliance Equity Index, Alliance Global, Alliance International, Alliance Small Cap Growth, Alliance Conservative Investors and Alliance Growth Investors Investment Funds as Investment Options. These Contracts/Certificates:

o  permit  investment in only the Guaranteed  Interest  Account and the Alliance
   Money  Market,   Alliance  Balanced,   Alliance  Common  Stock  and  Alliance
   Aggressive Stock Funds; and

o  prohibit transfers into the Alliance Money Market Fund.

PARTICIPANT--An individual who participates in an Employer's plan funded by the MOMENTUM Contract.

PARTICIPATION DATE--The business day we receive your properly completed and signed enrollment form at our Processing Office or the date we receive the first contribution made on your behalf, if earlier. For Participants in plans that converted to MOMENTUM from our EQUI-VEST(R) Corporate Trusteed Contract, the Participation Date is the same Participation Date as in the EQUI-VEST Corporate Trusteed Certificate relating to that Participant. If more than one EQUI-VEST Corporate Trusteed Certificate is in force with respect to a Participant, then the Participation Date will be the earliest Participation Date.

PARTICIPATION YEAR--The 12-month period beginning on either your Participation Date or each anniversary of that date.

PLAN TRUSTEE--A trustee or trustees for an Employer's individually designed or prototype defined contribution plan.

POOLED TRUST--The Pooled Trust for Members Retirement Plans of The Equitable Life Assurance Society of the United States.

PORTFOLIOS--The portfolios of the Hudson River Trust that correspond to the Investment Funds of the Separate Account.

PROCESSING OFFICE--The office to which all contributions, written requests or other written communications must be sent. See "Services We Provide" in Part 1.

RETIREMENT ACCOUNT VALUE--The sum of the amounts that a Participant has in the Investment Options.

SAI--The MOMENTUM Statement of Additional Information.

SEPARATE ACCOUNT--Our Separate Account A.

SOURCE--The source of a contribution. There are six potential sources: (i) employer, (ii) post-tax, (iii) prior plan, (iv) qualified non-elective and qualified matching, (v) salary deferral, and (vi) matching contributions. A detailed description of these Sources is contained in the SAI.

TRANSACTION DATE--The Business Day we receive a contribution or acceptable written or telephone transaction request providing the information we need at our Processing Office. If your contribution or request is not accompanied by complete information or is mailed to the wrong address, the Transaction Date will be the date we receive such complete information at our Processing Office. If your contribution or request reaches our Processing Office on a non-Business Day, or after the close of the Business Day, the Transaction Date will be the next following Business Day -- unless under certain circumstances, a future date certain is specified in the request.

TRUST--The Hudson River Trust, a mutual fund in which the assets of Separate Account A are invested.

VALUATION PERIOD--Each Business Day together with any consecutive preceding non-Business Day(s).

-------------------------------------------------------------------------------

                                 PART 1: SUMMARY

-------------------------------------------------------------------------------

EQUITABLE LIFE

EQUITABLE LIFE is a New York stock life insurance company that has been in business since 1859. For more than 100 years we have been among the largest life insurance companies in the United States. Equitable Life has been selling annuities since the turn of the century. Our Home Office is located at 1290 Avenue of the Americas, New York, New York 10104. We are authorized to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico and the Virgin Islands. We maintain local offices throughout the United States.

Equitable Life is a wholly owned subsidiary of The Equitable Companies Incorporated (the HOLDING COMPANY). The largest shareholder of the Holding Company is AXA-UAP S.A., (AXA), a French company. As of January 1, 1997, AXA beneficially owned 63.8% of the outstanding common stock of the holding company (assuming conversion of convertible preferred stock held by AXA). Under its investment arrangements with Equitable Life and the Holding Company, AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA is the holding company for an international group of insurance and related financial service companies.

Equitable Life, the Holding Company and their subsidiaries managed approximately $239.8 billion of assets as of December 31, 1996, including third party assets of approximately $184.8 billion. We are one of the nation's leading pension fund managers. These assets are primarily managed for retirement and annuity programs for businesses, tax-exempt organizations and individuals. This broad customer base includes nearly half the Fortune 100, more than 42,000 small businesses, state and local retirement funds in more than half the 50 states, approximately 250,000 employees of educational and non profit institutions, as well as nearly 500,000 individuals. Millions of Americans are covered by Equitable Life's annuity, life and pension contracts.

THE MOMENTUM PROGRAM

MOMENTUM is designed to meet the retirement savings needs of those working for businesses and other organizations.

THE MOMENTUM PROGRAM:
o   POOLED TRUST
    A funding vehicle used in connection with an Employer's qualified defined contribution plan and trust.

o   MASTER TRUST
    A funding vehicle used in connection only with the Master Plan, an IRS-approved master defined contribution plan, in which case the Master Trust will be the sole funding vehicle for the Employer's plan.

The Employer or Plan Trustee, as applicable, is responsible for determining whether the MOMENTUM Contract is a suitable funding vehicle for its defined contribution plan and should, therefore, carefully read this prospectus and the MOMENTUM Contract before entering into the contract.

INVESTMENT OPTIONS

The following Investment Options are offered: The Guaranteed Interest Account, and fourteen Investment Funds (Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Small Cap Growth and the Alliance Asset Allocation Series: Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors). Each Investment Fund invests in shares of a corresponding Portfolio of the Trust. The attached Trust prospectus describes the investment objectives and policies of the Portfolios available to Contract Owners.

If an  employer's  plan is  intended to comply  with the  requirements  of ERISA
Section 404(c), the Employer or the Plan Trustee is responsible for making sure that the Investment Options chosen constitute a broad range of investment choices as required by the Department of Labor's (DOL) regulation under ERISA
Section 404(c).  See "Certain Rules  Applicable to Plans Designed to Comply with
Section 404(c) of ERISA" in Part 8.

Educational information about investing which may be useful for Participants is contained in "Part 12: Long-Term Market Trends" in the SAI. The SAI is available free of charge by calling 1-800-528-0204.

SELECTING INVESTMENT OPTIONS

Under the Momentum Program, the Employer or Plan Trustee will choose the investment options available to the Participant. If any of the Options listed below are selected, there will be restrictions on the amount you can transfer out of the Guaranteed Interest Account. Additionally, if your Employer makes any of these Options available to you, whether or not you select them, you will be subject to such restrictions. The Options that result in restrictions are:
Alliance Conservative Investors, Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond and Alliance High Yield.

MOMENTUM Original Contracts and Certificates limit you to only the Guaranteed Interest Account and the Alliance Money Market, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds.

CONTRIBUTIONS

MOMENTUM contributions may be made at any time and may be made only by the Employer or Plan Trustee by either wire transfer or check. Participants should not send contributions directly to Equitable Life. There is no minimum contribution.

MOMENTUM contributions are credited as of the Transaction Date, if they are accompanied by properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. All contributions made by check must be drawn on a bank in the U.S., in U.S. dollars and made payable to Equitable Life. All checks are accepted subject to collection. Under the MOMENTUM Program either you or the Plan Trustee, or both, as applicable, must instruct us to allocate contributions to one or several Investment Options that are available under your Employer's plan.

Allocation percentages must be in whole numbers and the sum must equal 100%. Contributions made to an Investment Fund purchase Accumulation Units in that Investment Fund.

TRANSFERS

Under the MOMENTUM Program, either the Participant or the Plan Trustee may direct us to transfer among the investment options. There is no charge for these transfers. Depending upon the Investment Funds selected to fund your Employer's plan, certain restrictions may apply to transfers out of the Guaranteed Interest Account. If you have an Original Contract, restrictions will apply to transfers into the Alliance Money Market Fund from any of the other Investment Options. Minimum transfer amounts may apply. See "Transfers" in Part 5.

SERVICES WE PROVIDE

Your Equitable Life Representative can help you with any questions you have. In addition, there are a number of services designed to keep you informed.

REGULAR REPORTS

We currently provide written confirmation of every financial transaction, and:

o  Annual statement of retirement account; and

o  Semi-annual   statement  of retirement  account

We reserve the right to change the frequency of these reports.

ADDITIONAL  SERVICES

Materials and seminars of an educational nature to assist retirement planning needs of Participants can be arranged through your Equitable Life Representative. Your Equitable Life Representative can also schedule retirement planning workshops to facilitate plan enrollment periods.

TELEPHONE OPERATED PROGRAM SUPPORT (TOPS) SYSTEM

TOPS is designed to provide up-to-date information via touch-tone telephone. TOPS is available only if your Employer has elected this service. Use TOPS:

o  for current Retirement Account Value;

o  for current allocation percentages;

o  for the number of units held in the Investment Funds under your account; or

o to change your allocation percentages and transfer money among the Investment Funds and the Guaranteed Interest Account.

A special code number is required to use TOPS. We have established procedures that are considered to be reasonable and are designed to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting on telephone instructions and providing written confirmation of instructions communicated by telephone. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any losses arising out of any action on our part or any failure or omission to act as a result of our own negligence, lack of good faith, or willful misconduct. In light of the procedures established, we will not be liable for following telephone instructions that we reasonably believe to be genuine. We reserve the right to terminate or modify any telephone or automated transfer/withdrawal service we provide upon 90 days written notice.

A toll-free number is available, and local TOPS telephone numbers will be provided. TOPS is normally available 24 hours, 7 days a week. However, Equitable Life will not be responsible for the unavailability of the system for any reason. Transfers made after 4:00 p.m. Eastern Time, or the closing of the New York Stock Exchange, if earlier, on a Business Day or on a non-Business Day are not processed until the following Business Day.

TOLL-FREE TELEPHONE SERVICES

We maintain toll-free numbers for your convenience. See the charts below.

WRITTEN COMMUNICATION

All items received at the proper address prior to 4:00 p.m. Eastern Time, or the closing of the New York Stock Exchange, if earlier, on a Business Day will be effective on the same Business Day. Written requests will be processed as of the date a properly completed request is received at our Processing Office.

WHERE TO REACH US
-----------------------------------------------------------------------------------------------------------------------
                        FOR PAYMENTS (E.G., CONTRIBUTIONS, LOAN           FOR ALL OTHER COMMUNICATIONS (E.G.,
                        PAYMENTS, ETC.)                                   REQUESTS FOR TRANSFERS, WITHDRAWALS)
-----------------------------------------------------------------------------------------------------------------------

   REGULAR              Equitable Life                                    MOMENTUM Administrative Services
     MAIL               MOMENTUM Administrative Services                  P.O. Box 2919
                        P.O. Box 13629                                    New York, NY  10116
                        Newark, NJ  07188-0629

   EXPRESS              First Chicago National Processing Center          MOMENTUM Administrative Services
      MAIL              300 Harmon Meadow Boulevard, 3rd Floor            200 Plaza Drive
                        Secaucus, NJ  07094                               Harmon Meadow
                        Attention: MOMENTUM 13629                         Secaucus, NJ  07094

   TOPS -------------------------------------------  1-800-821-7777  -------------------------------------------------

                        Note: Your subscriber number is 867766.

   DAILY UNIT VALUE ------------------------ Call TOPS or Telephone Consultants --------------------------------------

   TELEPHONE CONSULTANTS ------------------------------- 1-800-528-0204 ----------------------------------------------
      (AVAILABLE 8:30 A.M.-7:00 P.M.,
      EASTERN TIME, ON EACH BUSINESS DAY)
----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DISTRIBUTION OPTIONS AND DEATH BENEFIT
-------------------------------------------------------------------------------
Not all of the options described below may be available to MOMENTUM Participants. The selection of options depends on the terms of each Employer plan. The MOMENTUM Program provides several different types of distribution options, including:

o  fixed and variable annuities;
o  lump sum payments;
o  partial withdrawals;
o annual payments designed to meet the Code's required minimum distribution rules;
o  payments for a specific period of time.

If a participant dies before distributions begin, the MOMENTUM Contract provides a death benefit. The beneficiary will be paid the greater of the Participant's Retirement Account Value or the minimum death benefit. The minimum death benefit will not be less than the total contributions adjusted for total withdrawals and any applicable taxes.

WITHDRAWALS  AND  TERMINATION

Premature withdrawals or contract terminations (generally prior to age 59 1/2) may be restricted and subject to an early withdrawal Federal income tax penalty. See "Part 8: Federal Tax and ERISA Matters."

Subject to income tax rules and the provisions of any applicable employer plan, you may withdraw funds at any time by completing and submitting a proper form. This form is available from your Equitable Life Representative or from our Processing Office. Equitable Life withdrawals may be subject to a minimum amount or to a contingent withdrawal charge.

The MOMENTUM Contract also permits the Employer or Plan Trustee to terminate plan participation under the Contract at any time. Equitable Life has also reserved the right to terminate the Contract if we learn that the Employer's plan fails to qualify under the Code or if the Employer fails to provide the Participant information necessary to administer the Contract. Withdrawals due to plan termination may also result in a contingent withdrawal charge.

PLAN LOANS

The MOMENTUM Contract permits an Employer to withdraw funds from the Retirement Account Value, without incurring a contingent withdrawal charge, in order to make a loan to a Participant under the Employer's plan. See "Plan Loans" in Part 5 for a description of loan procedures and rules and Part 6: "Deductions and Charges" for a description of charges associated with plan loans.

A plan loan under the MOMENTUM Program will be in default if the amount of any scheduled repayment is not received by us within 90 days of its due date, or if the Participant dies or participation under the MOMENTUM Contract is terminated. We will then treat the outstanding loan principal as a withdrawal subject to the contingent withdrawal charge.

TAXES

Generally, any earnings attributable to your Retirement Account Value will not be included in your taxable income until distributions are made. See "Part 8:
Federal Tax and ERISA Matters."

DEDUCTIONS AND CHARGES

Keep in mind that the MOMENTUM Program is designed for retirement savings and long-range financial planning; certain charges will not apply unless you make early withdrawals from your Contract.

Following is a summary of the different types of deductions and charges which may be applicable.

o CHARGE TO INVESTMENT FUNDS--We make a daily charge for certain expenses of the Contract. It covers death benefits, mortality risks, expenses and expense risks. The daily Accumulation Unit Value is quoted net of these charges. These charges are 1.34% (effective annual rate) for the Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income, Alliance Equity Index, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Small Cap Growth, Alliance Conservative Investors and Alliance Growth Investors Funds and 1.49% (effective annual rate) for the Alliance Money Market, Alliance Common Stock and Alliance Balanced Funds. Further, the MOMENTUM Contract imposes an overall limit of 1.75% on total Separate Account and Trust expenses for the Alliance Money Market, Alliance Common Stock, Alliance Aggressive Stock and Alliance Balanced Funds.

o TRUST CHARGES TO PORTFOLIOS--Investment advisory fees and other expenses of the Trust are charged daily against the Trust's assets. These charges are reflected in the Portfolio's daily share price and in the daily Accumulation Unit Value for the Investment Funds.

o ADMINISTRATIVE CHARGES--The administrative charge is currently at a maximum of $30 a year but may be less under different contracts.

   The charge is deducted pro rata from your Retirement Account Value on the last Business Day of each calendar quarter. Under most contracts, we reserve the right to increase this charge if our administrative costs increase. Employers under the MOMENTUM Contract have the option of being billed directly for this charge.

o CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES--Generally, charges for state premium taxes and other applicable taxes, if any, are deducted when an annuity payment option is elected. The current tax charge that might be imposed varies by state and ranges from 0% to 2.25%; however, the rate is 1% in Puerto Rico and 5% in the Virgin Islands.

o CONTINGENT WITHDRAWAL CHARGE--If you terminate your participation under a contract or make a partial withdrawal, your Retirement Account Value may be subject to a contingent withdrawal charge that will be used to cover sales and promotional expenses. This charge will not exceed 6% of the lesser of amount withdrawn and the amount of contributions made in the current and five prior Participation Years. The amount withdrawn includes the amount you request and the withdrawal charge. Important exceptions and limitations eliminate or reduce the contingent withdrawal charge.

o PLAN LOAN CHARGES--A $25 set-up fee will be deducted from your Retirement Account Value at the time a plan loan is made. Also, we will deduct a loan recordkeeping fee of $6 from your Retirement Account Value on the last Business Day of each calendar quarter if there is an Active Loan on that date. We reserve the right to increase these recordkeeping charges if our costs increase. Your Employer may elect to pay these fees. See "Plan Loan Charges" in Part 6.

o CHARGE FOR PLAN RECORDKEEPING SERVICES--Equitable Life offers two plan recordkeeping options, one of which must be elected for each plan. The annual charge for basic recordkeeping is $300 per plan and is billed directly to the Employer. The full service recordkeeping option is available only for plans that satisfy Equitable Life's underwriting requirements. Fees for the full service recordkeeping option are defined in the plan recordkeeping services agreement which is required for all plans that elect this option. We reserve the right to increase these charges. See "Charge for Plan Recordkeeping Services" in Part 6.

FEE TABLE AND EXAMPLES

The following Table, and the related Examples, will assist you in understanding the various costs and expenses under the MOMENTUM Program so that you may compare the MOMENTUM Contract with other products. The Table reflects expenses of both the Separate Account and the Trust for the year ended December 31, 1996.

As explained in Part 4, the Guaranteed Interest Account is not a part of the Separate Account and is not covered by the Table and Examples. The only expenses shown in the Table which apply to the Guaranteed Interest Account are the Contingent Withdrawal Charge and the Administrative Charge. Also see "Distribution Options" and "Annuity Distribution Options" in Part 5 for a description of annuity options under the MOMENTUM Program and Part 6 for charges associated with some of those options.

Certain expenses and fees shown in the Table may not apply to you. To determine whether a particular item in the Table applies (and the actual amount, if any) consult the section of the prospectus indicated in the notes to the Table. A charge for applicable state or local taxes may be deducted from contributions in some states. See "Charges for State Premium and Other Applicable Taxes" in Part 6.

Description of Expenses
-----------------------

CONTRACT TRANSACTION EXPENSES
   SALES LOAD ON PURCHASES...............................  NONE
   TRANSFER FEES.........................................  NONE
   MAXIMUM CONTINGENT WITHDRAWAL CHARGE (1) .............  6%
PLAN LOAN CHARGES (2) ...................................  $25 WHEN LOAN IS MADE
                                                           +$6 PER QUARTER
ANNUAL ADMINISTRATIVE CHARGE (3) ........................  $30 PER PARTICIPANT
ANNUAL BASIC RECORDKEEPING CHARGE (4) ...................  $300 PER PLAN

                                                                ALLIANCE
                                               ALLIANCE       INTERMEDIATE     ALLIANCE                     ALLIANCE     ALLIANCE
                                                 MONEY         GOVERNMENT       QUALITY      ALLIANCE        GROWTH       EQUITY
                                                MARKET         SECURITIES        BOND       HIGH YIELD      & INCOME       INDEX
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SEPARATE ACCOUNT AND
   HUDSON RIVER TRUST ANNUAL
   EXPENSES (5)                                   1.75%            N/A            N/A           N/A            N/A          N/A
   Separate Account Annual Expenses (6)
   Mortality and Expense
     Risk Fees                                    0.65%            0.50%          0.50%         0.50%          0.50%       0.50%
   Other Expenses                                 0.84%            0.84%          0.84%         0.84%          0.84%       0.84%
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL SEPARATE ACCOUNT
         ANNUAL EXPENSES                          1.49% (5)        1.34%          1.34%         1.34%          1.34%       1.34%
   Hudson River Trust Annual
     Expenses (6)
     Investment Advisory Fee (8)                  0.35%            0.50%          0.53%         0.60%          0.55%       0.33%
     Other Expenses                               0.04%            0.09%          0.05%         0.06%          0.05%       0.05%
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL HUDSON RIVER TRUST
         ANNUAL EXPENSES (7) (8)                  0.39% (5)        0.59%          0.58%         0.66%          0.60%       0.38%


                                                                                    ALLIANCE
                                  ALLIANCE                              ALLIANCE      SMALL      ALLIANCE               ALLIANCE
                                   COMMON    ALLIANCE     ALLIANCE     AGGRESSIVE      CAP     CONSERVATIVE   ALLIANCE   GROWTH
                                    STOCK     GLOBAL    INTERNATIONAL     STOCK      GROWTH      INVESTORS    BALANCED  INVESTORS
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SEPARATE
   ACCOUNT AND    HUDSON
   RIVER TRUST ANNUAL
   EXPENSES (5)                     1.75%       N/A          N/A          1.75%         N/A          N/A        1.75%      N/A
   Separate Account Annual
   Expenses (6)
   Mortality and Expense
     Risk Fees                      0.65%       0.50%        0.50%        0.50%        0.50%         0.50%      0.65%      0.50%
   Other Expenses                   0.84%       0.84%        0.84%        0.84%        0.84%         0.84%      0.84%      0.84%
-----------------------------------------------------------------------------------------------------------------------------------
       TOTAL SEPARATE
         ACCOUNT ANNUAL
         EXPENSES                   1.49% (5)   1.34%        1.34%        1.34% (5)    1.34%         1.34%      1.49% (5)  1.34%
Hudson River Trust Annual
   Expenses (6)
   Investment Advisory Fee (8)      0.38%       0.65%        0.90%        0.55%        0.90%         0.48%      0.42%      0.53%
   Other Expenses                   0.03%       0.08%        0.18%        0.03%        0.10%         0.07%      0.05%      0.06%
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL HUDSON RIVER TRUST
      ANNUAL EXPENSES (7)(8)        0.41% (5)   0.73%        1.08%        0.58% (5)    1.00%         0.55%      0.47% (5)  0.59%

                                                                                                       ( footnotes on next page)

----------------
 Notes:

(1) The maximum contingent withdrawal charge is 6% of the lesser of the amount withdrawn and the contributions made in the current and five prior Participation Years. Important exceptions and limitations eliminate or reduce the contingent withdrawal charge. See "Contingent Withdrawal Charge" in Part 6.

(2) Your Employer may elect to pay these charges and we have reserved the right to increase them.

(3) The administrative charge is deducted quarterly and is currently $7.50 or, if less, .50% of your Retirement Account Value plus the amount of any Active Loan. Your Employer may elect to pay this charge. This charge is not currently assessed for any calendar quarter in which the Retirement Account Value plus any Active Loan is $25,000 or more on the last Business Day of that calendar quarter. We have reserved the right to increase this charge. See "Quarterly Administrative Charge" in Part 6.

(4) This charge will be billed directly to the Employer if the basic plan recordkeeping option has been elected. We charge a fee of $25 per check drawn if the Employer elects to have Equitable Life directly distribute plan benefits and withdrawals. We reserve the right to increase these charges upon 90 days written notice to the Employer or Plan Trustee. See "Charge for Plan Recordkeeping Services" in Part 6.

(5) The amounts shown in the Table under "Separate Account Annual Expenses" and "Hudson River Trust Annual Expenses," when added together, are not permitted to exceed a total annual rate of 1.75% of the value of the assets held in the Money Market, Balanced, Common Stock and Aggressive Stock Funds. Without this expense limitation, total Separate Account Annual Expenses plus Trust Annual Expenses for 1996 would have been 1.88%, 1.96%, 1.90%, and 1.92% for the Money Market, Balanced, Common Stock and Aggressive Stock Funds, respectively. See "Limitation on Charges" and "Charges to Investment Funds" in Part 6.

(6) Separate Account and Hudson River Trust expenses are shown as a percentage of each Investment Fund's or Portfolio's average value. Separate Account Annual Expenses are guaranteed not to exceed a total annual rate of 1.49% for the Money Market, Balanced and Common Stock Funds and an annual rate of 1.34% for all other Investment Funds. "Mortality and Expense Risk Fees"
     includes death benefit charges. "Other Expenses" under "Separate Account Annual Expenses" includes financial accounting expenses. See "Limitations on Charges," "Charges to Investment Funds" and "Trust Charges to Portfolios" in Part 6.

(7) Effective May 1, 1997, a new Investment Advisory Agreement was entered into between the Trust and Alliance Capital Management L.P., the Trust's Investment Adviser, which effected changes in the Trust's management fee and expense structure. See the Trust prospectus for more information.

     The table reflects the Trust's expense and is based on average portfolio net assets for the year ended December 31, 1996 and has been restated to reflect (i) the fees that would have been paid to Alliance if the current advisory agreement had been in effect as of January 1, 1996 and (ii) estimated accounting expenses for the year ending December 31, 1997. The amounts shown for the Alliance Small Cap Growth Portfolio, which will become available under the Trust on or about May 1, 1997 and for Momentum in early June, 1997, is an estimate.

(8) The investment advisory fee for each Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of the Trust. The maximum investment advisory fees, however, cannot be increased without a vote from that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. The Trust's expenses are shown as a percentage of each Portfolio's average net assets. See "Trust Charges to Portfolios" in Part 6.

Accumulation Unit Values

The following table shows the Accumulation Unit Values, as of the last Business Day for the periods shown, commencing with the initial offering of each Fund under the MOMENTUM Contract.

----------------------------------------------------------------------------------------------------
                         Alliance
 Last          Alliance Intermediate Alliance Alliance Alliance Alliance Alliance         Alliance
Business        Money   Government   Quality  High     Growth   Equity    Common Alliance  Inter-
 Day of         Market  Securities    Bond    Yield  & Income   Index     Stock  Global   national
----------------------------------------------------------------------------------------------------

  December 1993 $25.41    --           --      --        --       --     $128.80    --      --
  December 1994  26.08  $ 98.19     $ 93.87 $ 95.88   $ 98.86 $100.95     124.32 $104.12    --
  December 1995  27.22   109.80      108.38  113.44    121.02  135.94     162.42  122.06 $104.15
  December 1996  28.28   112.40      112.65  137.53    143.37  164.12     199.05  138.00  112.83

----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------

 Last           Small  Alliance    Alliance            Alliance
Business         Cap  Aggressive Conservative Alliance Growth
 Day of        Growth    Stock    Investors   Balanced Investors
-----------------------------------------------------------------

  December 1993   --   $55.68        --        $28.85     --
  December 1994   --    52.88     $ 95.10       26.18 $ 96.31
  December 1995   --    68.73      112.97       30.92  120.08
  December 1996   --    82.91      117.25       34.06  133.40

------------------------------------------------------------------

EXAMPLES:
--------

The examples below show the expenses that a hypothetical Participant would pay in the surrender and non-surrender situations noted below, assuming a single contribution of $1,000 on the Participation Date invested in one of the Investment Funds listed, a 5% annual return on assets and no waiver of the contingent withdrawal charge.(1) For purposes of these examples, the annual administrative charge is computed by reference to the actual aggregate annual administrative charges as a percentage of the total assets held under the contracts. These examples do not reflect the $300 annual charge for basic recordkeeping services, which is billed directly to the Employer.

These examples should not be considered a representation of past or future expenses for each Investment Fund or Portfolio. Actual expenses may be greater or less than those shown.(2) Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

IF YOUR PARTICIPATION UNDER THE MOMENTUM CONTRACT TERMINATES AT THE END OF EACH PERIOD SHOWN, THE MAXIMUM EXPENSE WOULD BE:

                                                             1 YEAR         3 YEARS         5 YEARS         10 YEARS
        --------------------------------------------------------------------------------------------------------------
        Alliance Money Market                                $76.49          $123.45        $170.85         $238.79
        Alliance Intermediate
           Government Securities                              78.27           128.81         180.39          258.06
        Alliance Quality Bond                                 78.17           128.52         179.86          257.00
        Alliance High Yield                                   78.97           130.90         184.08          265.47
        Alliance Growth & Income                              78.37           129.11         180.92          259.13
        Alliance Equity Index                                 76.19           122.55         169.26          235.54
        Alliance Common Stock                                 76.49           123.45         170.85          238.79
        Alliance Global                                       79.66           132.98         187.76          272.82
        Alliance International                                83.13           143.32         205.98          308.79
        Alliance Aggressive Stock                             76.49           123.45         170.85          238.79
        Alliance Small Cap Growth                             82.33           140.96          --              --
        Alliance Asset Allocation Series:
             Alliance Conservative Investors                  77.88           127.62         178.28          253.81
             Alliance Balanced                                76.49           123.45         170.85          238.79
             Alliance Growth Investors                        78.27           128.81         180.39          258.06

IF YOUR PARTICIPATION UNDER THE MOMENTUM CONTRACT DOES NOT TERMINATE AT THE END OF EACH PERIOD SHOWN, THE MAXIMUM EXPENSE WOULD BE:

                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
        -------------------------------------------------------------------------------------------------------------
        Alliance Money Market                               $20.92          $64.60          $110.85         $238.79
        Alliance Intermediate
           Government Securities                             22.80           70.29           120.39          258.06
        Alliance Quality Bond                                22.70           69.97           119.86          257.00
        Alliance High Yield                                  23.54           72.49           124.08          265.47
        Alliance Growth & Income                             22.91           70.60           120.92          259.13
        Alliance Equity Index                                20.60           63.65           109.26          235.54
        Alliance Common Stock                                20.92           64.60           110.85          238.79
        Alliance Global                                      24.27           74.70           127.76          272.82
        Alliance International                               27.94           85.67           145.98          308.79
        Alliance Aggressive Stock                            20.92           64.60           110.85          238.79
        Alliance Small Cap Growth                            27.10           83.17            --              --
        Alliance Asset Allocation Series:
             Alliance Conservative Investors                 22.38           69.02           118.28          253.81
             Alliance Balanced                               20.92           64.60           110.85          238.79
             Alliance Growth Investors                       22.80           70.29           120.39          258.06

----------------
(1) The amount accumulated could not be paid to you in the form of an annuity at the end of any of the periods shown in the examples. The minimum amount applied to purchase an annuity must be $3,500. See "Electing an Annuity Distribution Option" in Part 5. In some cases, charges for state premium or other applicable state or local taxes will be deducted from the amount applied, if applicable.
(2) Actual administrative charges may be less if you, as Employer, are billed directly for the quarterly administrative charge or if the charge does not apply to a Participant because the Retirement Account Value plus the amount of any Active Loan is at least $25,000 on the last Business Day of a calendar quarter.

--------------------------------------------------------------------------------
                         PART 2: SEPARATE ACCOUNT A AND
                              ITS INVESTMENT FUNDS

--------------------------------------------------------------------------------

SEPARATE ACCOUNT A
Separate Account A is organized as a unit investment trust, a type of investment company, and is registered with the SEC under the Investment Company Act of 1940 (1940 ACT). This registration does not involve any supervision by the SEC of the management or investment policies of the Separate Account. The Separate Account has several Investment Funds, each of which invests in shares of a corresponding Portfolio of the Trust. You may allocate some or all contributions among the Investment Funds.

The assets of the Separate Account are our property. As a separate account under the New York Insurance Law, the portion of the Separate Account's assets equal to the reserves and other liabilities relating to the contracts will not be chargeable with liabilities arising out of any other business we may conduct. Accordingly, income, gains or losses, whether or not realized, from assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We are the issuer of the contracts, and the obligations set forth in the contracts (other than those of Employers or Plan Trustees) are our obligations.

In addition to contributions made under your contracts, we may allocate to the Separate Account monies received under other annuity contracts, certificates or agreements. Owners of all such contracts, certificates or agreements will participate in the Separate Account in proportion to the amounts they have in the Investment Funds that relate to their contracts, certificates or agreements. We may retain in the Separate Account assets that are in excess of the reserves and other liabilities relating to the Contracts or to other contracts, certificates or agreements, or we may transfer them to our general account.

We reserve the right, subject to compliance with applicable law, including approval of Contract Owners, Participants and Plan Trustees if required, (1) to add new Investment Funds (or subdivisions of Investment Funds) to, or remove Investment Funds (or subdivisions of Investment Funds) from, the Separate Account, (2) to combine any two or more Investment Funds or subdivisions thereof, (3) to transfer assets determined by us to be the proportionate share of the class to which the contracts belong from any of the Investment Funds to another Invesment Fund by withdrawing the same percentage of each investment in that Investment Fund with appropriate adjustments to avoid odd lots and fractions, (4) to operate the Separate Account or any Investment Fund as a management investment company under the 1940 Act (which may be directed by a committee which may be composed of a majority of persons who are "interested persons" of Equitable Life under the 1940 Act, which committee may be discharged by us at any time) or in any other form permitted by law, including a form that allows us to make direct investments, (5) to deregister the Separate Account under the 1940 Act, (6) to cause one or more Investment Funds to invest in a mutual fund other than or in addition to the Trust, (7) to discontinue the sale of contracts, (8) to terminate any employer or plan trustee agreement pursuant to its terms and (9) to restrict or eliminate any voting rights of Participants, Plan Trustees or other people who have voting rights that affect the Separate Account.

If any changes are made that result in a material change in the underlying investments of an Investment Fund, MOMENTUM Employers will be notified. We may make other changes in the contracts that do not reduce any Cash Value, annuity benefit, Retirement Account Value or other accrued rights or benefits.

THE HUDSON RIVER TRUST

The Trust is an open-end, diversified management investment company, more commonly called a mutual fund. As a "series" type of mutual fund, it issues several different series of stock, each of which relates to a different Portfolio of the Trust. The Trust commenced operations in January 1976 with a predecessor of its Alliance Common Stock Portfolio. The Trust does not impose a sales charge or "load" for buying and selling its shares. All dividend distributions to the Trust are reinvested in full and fractional shares of the Portfolio to which they relate. Each Investment Fund invests in Class IA shares of a corresponding portfolio of the Trust.

More detailed information about the Trust, its investment objectives, policies, restrictions, risks, expenses, multiple class distribution system and all other aspects of its operations, appears in its prospectus, or in its statement of additional information.

THE TRUST'S INVESTMENT ADVISER

The Trust is advised by Alliance Capital Management LP (ALLIANCE), which is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Alliance, a publicly traded limited partnership, is indirectly majority owned by Equitable Life. On December 31, 1996, Alliance was managing over $182.8 billion in assets. Alliance acts as investment adviser to various separate accounts and general accounts of Equitable Life and other affiliated insurance companies. Alliance also provides management and consulting services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

Alliance's record as an investment manager is based, in part, on its ability to provide a diversity of investment services to domestic, international and global markets. Alliance prides itself on its ability to attract and retain a quality, professional work force. Alliance employs 194 investment professionals, including 83 research analysts. Portfolio managers have average investment experience of more than 15 years.

Alliance's main office is located at 1345 Avenue of the Americas, New York, New York 10105.

INVESTMENT POLICIES AND OBJECTIVES OF THE TRUST'S PORTFOLIOS

Each Portfolio has a different investment objective which it tries to achieve by following separate investment policies. The policies and objectives of each Portfolio will affect its return and its risks. There is no guarantee that these objectives will be achieved.

The policies and objectives of the Trust's Portfolios are as follows:

        PORTFOLIO                    INVESTMENT POLICY                                        OBJECTIVE
----------------------------------------------------------------------------------------------------------------------------------

Alliance                  Primarily high-quality short-term money                 High level of current income while
   Money Market.........     market instruments.                                      preserving assets and maintaining
                                                                                      liquidity.

Alliance Inter-           Primarily debt securities issued or                     High current income consistent
   mediate Govern-           guaranteed by the U.S. Government, its                   with relative stability of principal.
   ment Scurities.......     agencies and instrumentalities.  Each
                             investment  will have a final  maturity of not more
                             than 10 years or a duration not exceeding that of a
                             10-year Treasury note.

Alliance                  Primarily investment grade fixed-income                 High current income consistent with
   Quality Bond ........     securities.                                              preservation of capital.

Alliance                  Primarily a diversified mix of high-yield,              High return by maximizing current
   High Yield...........     fixed-income securities involving greater                income and, to the extent consistent
                             volatility of price and risk of principal                with that objective, capital
                             and income than high-quality fixed-                      appreciation.
                             income securities.  The medium- and
                             lower-quality debt securities in which
                             the Portfolio may invest are known as
                             "junk bonds."

Alliance Growth           Primarily income producing common                       High total return through a combination
   & Income.............     stocks and securities convertible into                   of current income and capital
                             common stocks.                                           appreciation.

Alliance                  Selected securities in the S&P 500 Index                Total return performance (before trust
   Equity Index.........     (the "Index") which the adviser believes                 and Separate Account annual expenses) that
                             will, in the aggregate, approximate the                  approximates the investment performance of
                             performance results of the Index.                        the Index(including reinvestment of dividends)
                                                                                      at risk level consistent with that of
                                                                                      the Index.


PORTFOLIO                            INVESTMENT POLICY                                        OBJECTIVE
----------------------------------------------------------------------------------------------------------------------------------

Alliance                  Primarily common stock and other equity-               Long-term growth of capital and
   Common Stock..........    type instruments.                                      increasing income.

Alliance                  Primarily equity securities of non-United              Long-term growth of capital.
   Global ...............    States as well as United States
                             companies.

Alliance                  Primarily equity securities selected                   Long-term growth of capital.
   International.........    principally to permit participation in
                             non-United States companies with
                             prospects of growth.

Alliance                  Primarily common stocks and other                      Long-term growth of capital.
   Aggressive Stock......    equity-type securities issued by medium-
                             and other smaller-sized companies with
                             strong growth potential.

Alliance Small Cap        Primarily U.S. common stock and other                  Long-term growth of capital.
   Growth................    equity-type securities issued by smaller
                             companies with favorable growth prospects.

Alliance Asset Allocation Series:
Alliance                  Diversified mix of publicly traded, fixed-             High total return without, in the
   Conservative              income and equity securities; asset mix                adviser's opinion, undue risk to
   Investors.............    and security selection are primarily                   principal.
                             based upon  factors  expected to reduce  risk.  The
                             Portfolio   is    generally    expected   to   hold
                             approximately  70% of its  assets  in  fixed-income
                             securities and 30% in equity securities.

Alliance                  Primarily common stocks, publicly traded               High return through a combination of
   Balanced..............    debt securities and high-quality money                 current income and capital
                             market instruments.  The Portfolio is                  appreciation.
                             generally expected to hold 50% of its
                             assets in equity securities and 50% in
                             fixed-income securities.

Alliance Growth           Diversified mix of publicly traded, fixed-             High total return consistent with
   Investors.............    income and equity securities; asset mix                the adviser's determination of
                             and security selection based upon factors              reasonable risk.
                             expected to increase  possibility of high long-term
                             return. The Portfolio is generally expected to hold
                             approximately   70%  of  its   assets   in   equity
                             securities and 30% in fixed-income securities.

--------------------------------------------------------------------------------
                         PART 3: INVESTMENT PERFORMANCE
--------------------------------------------------------------------------------
INVESTMENT FUND PERFORMANCE

In order to help show how the actual performance of the Investment Funds has affected Retirement Account Values, the following tables provide a historical view of investment performance. The information presented includes performance results for each Investment Fund along with data representing unmanaged market indices and similarly managed funds.

Performance data for the Alliance Money Market, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds shown in this section include periods prior to December 18, 1987, when four predecessor open-end management separate accounts were reorganized into the Separate Account in unit investment trust form. (See Part 8 of the SAI.) The "since inception" figures are based on the date of inception of the predecessor separate accounts. Also, the performance data shown from December 18, 1987 through December 31, 1990 reflect the investment results of The Equitable Trust, which was replaced by the Trust on September 6, 1991. The investment objectives and policies of the Portfolios are substantially similar to those of the corresponding portfolios of The Equitable Trust. At all times, Equitable Life and/or one of its subsidiaries has served as the investment adviser to the four predecessor separate accounts, The Equitable Trust and the Trust. Performance data for the remaining Investment Funds reflect (i) the investment results of the corresponding Portfolios of the Trust from the date of inception of those Portfolios, (ii) the actual investment advisory fee and direct operating expenses of the relevant Portfolio and (iii) the Separate Account asset charges.

The performance for all periods has been adjusted to reflect the Separate Account asset charges as well as the Trust expenses.

Because amounts allocated to the Investment Funds are invested in a mutual fund, investment return and principal will fluctuate and Accumulation Units may be worth more or less than the original cost when redeemed. The results shown are not an estimate or guarantee of future investment performance, and do not reflect the actual experience of amounts invested under a particular Contract.

ALLIANCE SMALL CAP GROWTH PORTFOLIO

The Alliance Small Cap Growth Portfolio of the Trust commenced operations on May 1, 1997. Therefore, no actual historical performance data is available. However, historical performance of six other advisory accounts managed by Alliance is described in the attached Trust prospectus. According to that prospectus, these accounts have substantially the same investment objectives and policies, and are managed in accordance with essentially the same investment strategies and techniques, as those of the Alliance Small Cap Growth Portfolio. It should be noted that these accounts are not subject to certain of the requirements and restrictions to which the Alliance Small Cap Growth Portfolio is subject and that they are managed for tax exempt clients of Alliance. The investment performance information included in the Trust prospectus for all Portfolios other than the Alliance Small Cap Portfolio is based on actual historical performance.

The investment performance data for the Trust's Alliance Small Cap Portfolio contained in the Trust prospectus, is provided by that prospectus to illustrate the past performance of the Portfolio adviser in managing a substantially similar investment vehicle as measured against specified market indices and does not represent the past or future performance of the Portfolio. None of the performance data contained in the Trust prospectus reflects fees and charges imposed under your Contract, which fees and charges would reduce such performance figures. Therefore, the performance data for the Alliance Small Cap Portfolio in the Trust prospectus may be of limited use and is not intended to be a substitute for actual performance of the corresponding Portfolios, nor are such results an estimate or guarantee of future performance for these Portfolios.


HOW PERFORMANCE DATA ARE PRESENTED

The tables on the following pages compare annualized rates of return for each Investment Fund along with appropriate benchmarks. These performance results are based on the change in the accumulation unit value for each Investment Fund for the periods shown.

Investment results in these tables are net of all charges and expenses assessed against the Investment Funds (including investment advisory fees and the direct operating expenses of the Trust and the expenses of the Contracts) but excluding the annual administrative charge and any withdrawal charges which would also reduce the actual return. The tables under "Standardized Computation of Performance" in the next section show performance results after giving effect to all charges including the annual administrative charge and the contingent withdrawal charge.

BENCHMARKS

Market indices are not subject to any charges for investment advisory fees typically associated with a managed portfolio. Comparisons with these benchmarks, therefore, are of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Portfolio manager is likely to make selections.

INCEPTION DATES AND COMPARATIVE BENCHMARKS

ALLIANCE MONEY MARKET: May 11, 1982; Salomon Brothers Three-Month T-Bill Index (3-Month T-Bill).

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES: April 1, 1991; Lehman Intermediate Government Bond Index (Lehman Intermediate Government).

ALLIANCE QUALITY BOND: October 1, 1993; Lehman Aggregate Bond Index (Lehman Aggregate).

ALLIANCE HIGH YIELD: January 2, 1987; Merrill Lynch High Yield Master Index (Master High Yield).

ALLIANCE GROWTH & INCOME:  October 1, 1993; 75% Standard & Poor's 500 Index (S&P
500) and 25% Value Line Convertibles Index (75% S&P 500/25% Value Line Conv.).

ALLIANCE EQUITY INDEX: March 1, 1994; Standard & Poor's 500 Index (S&P 500).

ALLIANCE COMMON STOCK: August 1, 1968; Standard & Poor's 500 Index (S&P 500).

ALLIANCE GLOBAL: August 27, 1987; Morgan Stanley Capital International World Index (MSCI World).

ALLIANCE INTERNATIONAL: April 3, 1995; Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE).

ALLIANCE AGGRESSIVE STOCK: May 1, 1984; 50% Russell 2000 Small Stock Index and 50% S&P MidCap Total Return (50% Russell 2000/50% S&P MidCap).

ALLIANCE SMALL CAP GROWTH: May 1, 1997; 100% Russell 2000 Growth (Russell 2000 Gr.).

ALLIANCE CONSERVATIVE INVESTORS: October 2, 1989; 70% Lehman Treasury Bond Composite Index and 30% S&P 500 Index (70% Lehman Treas./30% S&P 500).

ALLIANCE BALANCED: May 1, 1984; 50% S&P 500 and 50% Lehman Government/Corporate Bond Index (50% S&P 500/50% Lehman Corp.).

ALLIANCE GROWTH INVESTORS: October 2, 1989; 30% Lehman Government/Corporate Bond Index and 70% S&P 500 Index (30% Lehman Treas./70% S&P 500).

The Lipper Variable Insurance Products Performance Analysis Survey (Lipper) records the performance of a large group of variable annuity and variable life products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc., the data are presented net of investment management fees, direct operating and asset-based charges applicable under insurance policies or annuity contracts. Lipper data provide a more accurate picture than market indices of MOMENTUM performance relative to other annuity products.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the annual rate of growth that would have produced the same cumulative return, if performance had been constant over the entire period.

----------------------------------------------------------------------------------------------------------------------------

                                                 ANNUALIZED RATES OF RETURN FOR PERIODS ENDING DECEMBER 31, 1996:

----------------------------------------------------------------------------------------------------------------------------
                                                                                                    SINCE      INCEPTION
                                         1 YEAR     3 YEARS     5 YEARS    10 YEARS    20 YEARS   INCEPTION       DATE
----------------------------------------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                      3.92%      3.63%       2.93%       4.50%      --%         5.52%      5/11/82
   Lipper Money Market                     3.82       3.60        2.93        4.52       --          5.76
   3-Month T-Bill                          5.25       5.07        4.37        5.67       --          6.58
ALLIANCE INTERMEDIATE
GOVERNMENT SECURITIES                      2.38       2.60        4.18        --         --          5.52       4/01/91
   Lipper U.S. Government                  1.57       3.99        5.21        --         --          6.76
   Lehman Intermediate Government          4.06       5.37        6.23        --         --          7.43
ALLIANCE QUALITY BOND                      3.94       3.96        --          --         --          3.38       10/01/93
   Lipper Corporate Bond A-Rated           1.31       4.01        --          --         --          3.49
   Lehman Aggregate                        3.63       6.03        --          --         --          5.57
ALLIANCE HIGH YIELD                       21.23      11.22       13.12        --         --          9.92       1/02/87
   Lipper High Yield                      12.46       7.93       11.47        --         --          9.13
   Master High Yield                      11.06       9.59       12.76        --         --         11.24
ALLIANCE GROWTH & INCOME                  18.47      12.47        --          --         --         11.25       10/1/93
   Lipper Growth & Income                 19.96      15.39        --          --         --         14.78
   75% S&P 500/25% Value Line Conv.       21.28      17.93        --          --         --         17.24
ALLIANCE EQUITY INDEX                     20.73       --          --          --         --         18.67       3/01/94
   Lipper S&P 500 Index Funds             21.10       --          --          --         --         18.87
   S&P 500                                22.96       --          --          --         --         20.90
ALLIANCE COMMON STOCK                     22.55      15.61       14.14       14.34      14.06       11.09       8/01/68
   Lipper Growth                          18.78      14.80       12.39       13.08      13.60        N/A
   S&P 500                                22.96      19.66       15.20       15.28      14.55       11.57
ALLIANCE GLOBAL                           13.06      11.23       11.98        --         --         10.21       8/27/87
   Lipper Global                          17.89       8.49       10.29        --         --          3.65
   MSCI World                             13.48      12.91       10.82        --         --          7.44
ALLIANCE INTERNATIONAL                     8.33       --          --          --         --         10.33       4/03/95
   Lipper International                   13.36       --          --          --         --         14.33
   MSCI EAFE                               6.05       --          --          --         --          8.74
ALLIANCE AGGRESSIVE STOCK                 20.63      14.19       10.42       16.29       --         18.17       5/01/84
   Lipper Small Company Growth            16.55      12.70       17.53       16.29       --         18.19
   50% Russell 2000/50% S&P MidCap        17.85      14.14       14.80       14.29       --         15.18

The Alliance Asset Allocation Series:
ALLIANCE CONSERVATIVE INVESTORS            3.79       5.27        5.88        --         --          7.57       10/02/89
   Lipper Income                           8.95       8.91        9.55        --         --          9.55
   70% Lehman Treas./30% S&P 500           8.78      10.14        9.64        --         --         10.42
ALLIANCE BALANCED                         10.16       5.69        4.63        8.78       --         10.16       5/01/84
   Lipper Flexible Portfolio              12.51       9.26        9.30       10.07       --         11.33
   50% S&P 500/50% Lehman Corp.           12.93      13.15       11.47       12.30       --         14.05
ALLIANCE GROWTH INVESTORS                 11.09       9.80        9.28        --         --         14.03       10/2/89
   Lipper Flexible Portfolio              12.51       9.26        9.30        --         --          9.99
   30% Lehman Corp./70% S&P 500           16.94      15.84       13.02        --         --         12.73


----------------------------------------------------------------------------------------------------------------------------

                                       CUMULATIVE RATES OF RETURN FOR PERIODS ENDING DECEMBER 31, 1996:

----------------------------------------------------------------------------------------------------------------------------
                                                                                                    SINCE      INCEPTION
                                         1 YEAR     3 YEARS     5 YEARS    10 YEARS    20 YEARS   INCEPTION       DATE
----------------------------------------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                      3.92%     11.30%      15.55%      55.23%      --%        119.61%     5/11/82
   Lipper Money Market                     3.82      11.18       15.58       55.73       --         127.67
   3-Month T-Bill                          5.25      15.99       23.86       73.61       --         184.26
ALLIANCE INTERMEDIATE GOVERNMENT
SECURITIES                                 2.38       8.00       22.75        --         --          36.19      4/01/91
   Lipper U.S. Government                  1.57      12.45       28.92        --         --          42.71
   Lehman Intermediate Government          4.06      16.98       35.30        --         --          51.07
ALLIANCE QUALITY BOND                      3.94      12.37        --          --         --          11.42      10/1/93
   Lipper Corporate Bond A-Rated           1.31      12.53        --          --         --          11.83
   Lehman Aggregate                        3.63      19.19        --          --         --          19.27
ALLIANCE HIGH YIELD                       21.23      37.57       85.21        --         --         157.38      1/02/87
   Lipper High Yield                      12.46      25.77       72.39        --         --         142.30
   Master High Yield                      11.06      31.63       82.29        --         --         190.43
ALLIANCE GROWTH & INCOME                  18.47      42.46        --          --         --          41.43      10/01/93
   Lipper Growth & Income                 19.96      53.82        --          --         --          56.73
   75% S&P 500/25% Value Line Conv.       21.28      63.99        --          --         --          67.75
ALLIANCE EQUITY INDEX                     20.73       --          --          --         --          62.50      3/01/94
   Lipper S&P 500 Index Funds             21.10       --          --          --         --          63.19
   S&P 500                                22.96       --          --          --         --          71.28
ALLIANCE COMMON STOCK                     22.55      54.53       93.70      282.02   1,288.05      1884.50      8/01/68
   Lipper Growth                          18.78      51.65       80.51      243.70   1,185.21        N/A
   S&P 500                                22.96      71.34      102.85      314.34   1,416.26     2,148.57
ALLIANCE GLOBAL                           13.06      37.60       76.07        --         --         148.20      8/27/87
   Lipper Global                          17.89      28.45       63.87        --         --          39.73
   MSCI World                             13.48      43.95       67.12        --         --          95.62
ALLIANCE INTERNATIONAL                     8.33       --          --          --         --          18.73      4/03/95
   Lipper International                   13.36       --          --          --         --          26.53
   MSCI EAFE                               6.05       --          --          --         --          15.78
ALLIANCE AGGRESSIVE STOCK                 20.63      48.89       64.14      352.13       --         729.09      5/01/84
   Lipper Small Company Growth            16.55      43.42      142.70      352.31       --         730.33
   50% Russell 2000/50% S&P MidCap        17.85      48.69       99.38      280.32       --         499.78
The Alliance Asset Allocation Series:
ALLIANCE CONSERVATIVE INVESTORS            3.79      16.66       33.06        --         --          69.71
   Lipper Income                           8.95      29.47       58.37        --         --          94.21
   70% Lehman Treas./30% S&P 500           8.78      33.60       58.40        --         --         105.23
ALLIANCE BALANCED                         10.16      18.06       25.39      131.92       --         240.64      5/01/84
   Lipper Flexible Portfolio              12.51      30.84       56.65      162.33       --         291.87
   50% S&P 500/50% Lehman Corp.           12.93      44.87       72.14      218.95       --         429.51
ALLIANCE GROWTH INVESTORS                 11.09      32.36       55.83        --         --         158.97      10/2/89
   Lipper Flexible Portfolio              12.51      30.84       56.65        --         --         100.79
   30% Lehman Corp./70% S&P 500           16.94      55.46       84.42        --         --         138.49

                          YEAR-BY-YEAR RATES OF RETURN
                                ALLIANCE
                ALLIANCE      INTERMEDIATE      ALLIANCE        ALLIANCE         ALLIANCE        ALLIANCE        ALLIANCE
                 MONEY         GOVERNMENT       QUALITY           HIGH           GROWTH &         EQUITY          COMMON
                 MARKET        SECURITIES         BOND            YIELD           INCOME          INDEX           STOCK
------------------------------------------------------------------------------------------------------------------------------
    1987           5.27%            --%           --%             3.28%*             --%           --%             6.14%
    1988           5.94             --            --               8.26              --            --              21.55
    1989           7.72             --            --               3.72              --            --              24.07
    1990           6.82             --            --              (2.42)             --            --              (9.27)
    1991           4.69           10.94*          --              22.79              --            --              35.81
    1992           2.19            4.18           --              10.81              --            --               1.82
    1993           1.59            9.10           (0.84)*         21.50           (0.59)*          --              23.11
    1994           2.63           (5.65)          (6.37)          (4.09)          (1.90)           (0.04)*         (3.48)
    1995           4.35           11.81           15.46           18.32           22.42            34.66           30.64
    1996           3.92            2.38            3.94           21.23           18.47            20.73           22.55

                                ALLIANCE        ALLIANCE        ALLIANCE                         ALLIANCE
                ALLIANCE         INTER-        AGGRESSIVE     CONSERVATIVE       ALLIANCE         GROWTH
                 GLOBAL         NATIONAL         STOCK          INVESTORS        BALANCED       INVESTORS
--------------------------------------------------------------------------------------------------------------
    1987         (13.67)%*         --%            (1.00)%          --%            (5.02)%           --%
    1988           9.39            --             (0.30)           --             13.27             --
    1989          25.04            --             42.95           2.75*           24.60             3.65*
    1990          (7.32)           --              5.76           4.98            (1.46)            9.13
    1991          28.81            --             84.65          18.24            40.02            46.92
    1992          (1.85)           --             (4.37)          4.37            (4.15)            3.53
    1993          30.36            --             15.28           9.28            10.81            13.72
    1994           3.82            --             (5.03)         (5.38)           (9.27)           (4.44)
    1995          17.23           9.60*           29.97          18.79            18.13            24.68
    1996          13.06           8.33            20.63           3.79            10.16            11.09

-------------
*  Unannualized

STANDARDIZED COMPUTATION OF PERFORMANCE FOR MOMENTUM

The performance data in the following tables, which are prepared in a manner prescribed by the SEC for use when we advertise the performance of the Separate Account, illustrate the average annual total return of the Investment Funds over the periods shown, assuming a single initial contribution of $1,000 and termination of participation under the MOMENTUM Contract at the end of each period under circumstances in which the contingent withdrawal charge applies. The values shown are also net of all other charges and expenses assessed against the Investment Funds. An Investment Fund's average annual total return is the annual rate of growth of the Investment Fund that would be necessary to achieve the ending value of a contribution kept in the Investment Fund for the period specified.

For purposes of the tables below, deduction of a quarterly administrative charge equal to $7.50 is assumed, even though this charge does not currently apply if the Retirement Account Value plus the amount of any Active Loan is at least $25,000 as of the end of the quarter. Each calculation further assumes that the $1,000 contribution was allocated to only one Investment Fund, no transfers or additional contributions were made, no loans, and no amounts were allocated to any other Investment Fund and the Participant has not taken any loans.

In order to calculate the standardized performance information, we divide the termination value (defined below) as of December 31, 1996 by the $1,000 contribution made at the beginning of each period illustrated. The result of that calculation is the total growth rate for the period. Then we annualize that growth rate to obtain the average annual percentage increase (decrease) during the period shown. When we "annualize," we assume that a single rate of return applied each year during the period will produce the ending value, taking into account the effect of compounding. "Termination value" means the Retirement Account Value less the contingent withdrawal charge, the quarterly administrative charge and all other charges and expenses which are applied against Separate Account assets. The contingent withdrawal charge will never be greater than 6%. See "Part 6: Deductions and Charges."

GROWTH OF $1,000 FOR PARTICIPANT TERMINATED ON
DECEMBER 31, 1996

                                      LENGTH OF INVESTMENT PERIOD
-------------------------------------------------------------------------------
    INVESTMENT               ONE      THREE     FIVE      TEN        SINCE
       FUND                 YEAR      YEARS     YEARS    YEARS     INCEPTION*
-------------------------------------------------------------------------------
Alliance Money
Market                   $ 963.59   $ 991.42  $ 988.82 $ 1,270.31     --
Alliance Intermediate
  Government
  Securities               949.25     962.04  1,050.46   1,050.46 $1,153.56
Alliance Quality
Bond                       963.75   1,000.96      --        --       987.58
Alliance High
Yield                    1,128.21   1,235.41  1,617.37      --     2,124.99
Alliance Growth
  & Income               1,101.16   1,279.59      --        --     1,265.04
Alliance Equity
Index                    1,123.36      --         --        --     1,470.37
Alliance Common
  Stock                  1,141.20   1,395.09  1,694.70    3,234.85    --
Alliance Global          1,048.28   1,235.71  1,533.58      --     2,072.50
Alliance  International  1,004.45      --         --        --     1,086.38
Alliance Aggressive
  Stock                  1,122.36   1,342.02  1,424.82    3,892.31    --
Alliance Asset Allocation Series:
Alliance Conservative
  Investors                962.35   1,039.20  1,143.69      --     1,467.48
Alliance Balanced        1,021.41   1,051.66  1,074.31    1,916.62    --
Alliance Growth
  Investors             1,030.041   1,186.33  1,349.64      --     2,278.95

AVERAGE ANNUAL TOTAL RETURN FOR PARTICIPANT TERMINATION ON DECEMBER 31, 1996

                           LENGTH OF INVESTMENT PERIOD
------------------------------------------------------------------------
     INVESTMENT          ONE        THREE     FIVE     TEN      SINCE
        FUND             YEAR       YEARS    YEARS    YEARS  INCEPTION*
------------------------------------------------------------------------
Alliance Money
Market                   -3.64%     -0.29%    -0.22%   2.42%     --
Alliance Intermediate
  Government
  Securities             -5.08      -1.28      0.99     --       2.51%
Alliance Quality
  Bond                   -3.62       0.03       --      --      -0.38
Alliance High
  Yield                  12.82       7.30     10.09     --       7.83
Alliance Growth
  & Income               10.12       8.57       --      --       7.50
Alliance Equity
  Index                  12.34        --        --      --      14.56
Alliance Common
  Stock                  14.12      11.74     11.13   12.46      --
Alliance Global           4.83       7.31      8.93     --       8.11
Alliance International    0.44        --        --      --       4.86
Alliance Aggressive
  Stock                  12.24      10.30      7.34   14.56      --
Alliance Asset Allocation Series:
Alliance Conservative
  Investors              -3.76       1.29      2.72     --      5.44
Alliance Balanced         2.14       1.69      1.44    6.72      --
Alliance Growth
  Investors               3.00       5.86      6.18     --     12.04


COMMUNICATING PERFORMANCE DATA

In reports or other communications or in advertising material, we may describe general economic and market conditions affecting the Separate Account and the Trust and may compare the performance of the Investment Funds with (1) that of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar Inc., VARDS or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) other appropriate indices of investment securities and averages for peer universes of funds which are described in the SAI or (3) data developed by us derived from such indices or averages. The Morningstar Variable Annuity/Life Report consists of over 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account charges. VARDS is a monthly reporting service that monitors over 2,500 variable life and variable annuity funds on performance and account information. Advertisements or other communications furnished to present or prospective Contract Owners may also include evaluations of an Investment Fund or Portfolio by financial publications that are nationally recognized such as Barron's, Morningstar's Variable Annuity Sourcebook, Business Week, Chicago Tribune, Forbes, Fortune, Institutional Investor, Investment Adviser, Investment Dealer's Digest, Investment Management Weekly, Los Angeles Times, Money, Money Management Letter, Kiplinger's Personal Finance, Financial Planning, National Underwriter, Pension & Investments, USA Today, Investor's Daily, The New York Times and The Wall Street Journal.

--------------------------------------------------------------------------------
                     PART 4: THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

The Guaranteed Interest Account is part of our general account and pays interest at a guaranteed rate. The general account supports all of our policy and contract guarantees, as well as our general obligations. The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of applicable exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 (1933 ACT), nor is the general account an investment company under the 1940 Act. Accordingly, the general account is not subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures that are included in the prospectus for your information and that relate to the general account and the Guaranteed Interest Account. These disclosures, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The amount that a Participant has in the Guaranteed Interest Account at any time is equal to the sum of all contributions and transfers that have been allocated to that Account on your behalf plus interest, less the sum of all amounts that have been withdrawn, transferred or deducted.

Interest is credited to the Account every day. There are three levels of interest rates simultaneously in effect in the Guaranteed Interest Account: the minimum interest rate guaranteed over the life of the contract, the yearly guaranteed interest rate for the calendar year, and the current interest rate. Current interest rates are set periodically by Equitable Life, at its discretion, according to procedures that Equitable Life reserves the right to change. All interest rates are effective annual rates, but before deduction of applicable administrative or contingent withdrawal charges.

For the MOMENTUM Program, quarterly "current" rates are established. The current rate applies to the entire amount you have in the Guaranteed Interest Account during the calendar quarter for which it is declared. We may change the duration of future interest guarantee periods, but no interest guarantee period will exceed one year. We also reserve the right to assign different current rates by Transaction Date and different current and yearly guaranteed rates to different plans based upon when the plan became enrolled in the MOMENTUM Program. Generally, all plans that become enrolled in the MOMENTUM Program in the same calendar year will be in the same class. A plan will be considered enrolled in the MOMENTUM Program as of the earliest Participation Date applicable to a Participant in that plan. All Participants within the same plan will be subject to the same interest rates. Plans that converted from EQUI-VEST Corporate
Trusteed to MOMENTUM will be considered in the same class, regardless of the date of the plan's enrollment under EQUI-VEST.

The yearly guaranteed interest rate for 1997 is 4% and for 1998 is 4%. The yearly guaranteed interest rate will never be less than the minimum Contract guarantee of 4% for Participants in plans that converted to MOMENTUM from our EQUI-VEST Corporate Trusteed Contract. At least 15 days before the beginning of a calendar year, we will notify you in writing of the guaranteed interest rate for the next year.

--------------------------------------------------------------------------------
                       PART 5: PROVISIONS OF THE CONTRACT
                             AND SERVICES WE PROVIDE

--------------------------------------------------------------------------------
UNDERSTANDING THE MOMENTUM PROGRAM (EMPLOYERS AND PLAN TRUSTEES)

The MOMENTUM Program offers, pursuant to the terms of either the Master Trust or the Pooled Trust, a group variable annuity contract as a funding vehicle for Employers who sponsor qualified defined contribution plans. A defined contribution plan is a retirement plan which provides for an individual account for each plan participant and for benefits based solely on the amounts contributed to such account and any income, expenses, gains and losses. A qualified defined contribution plan is a defined contribution plan that meets the requirements of Section 401(a) of the Code and applicable Treasury regulations.

The Employer or Plan Trustee, as applicable, is responsible for determining whether the MOMENTUM Contract is a suitable funding vehicle for its defined contribution plan and should, therefore, carefully read this prospectus and the MOMENTUM Contract before entering into the Contract.

As an Employer, subject to Equitable Life's underwriting requirements, you can use the MOMENTUM Program to adopt the Master Plan and Trust, in which case the Master Trust will be the sole funding vehicle for your plan. The Master Trust is funded solely by the MOMENTUM Contract.

The Master Plan and Trust consists of Internal Revenue Service-approved master defined contribution plans, all of which use the same basic plan document. They include:

o a standardized and nonstandardized profit-sharing plan (both with an optional qualified cash or deferred arrangement pursuant to Section 401(k) of the
   Code); and

o  a standardized and a nonstandardized defined contribution pension plan.

An Employer may adopt one or more of these plans. The plans are all participant-directed, that is, the plan participants choose which Investment Options to use for the investment of their plan accounts. The plans are designed to meet the requirements of ERISA Section 404(c). See "Certain Rules Applicable to Plans Designed to Comply with Section 404(c) of ERISA" in Part 8.

If you, as an Employer, elect our full-service plan recordkeeping option, then you must adopt our Master Plan and Trust. A description of such services may be found under "Plan Recordkeeping Services" in this section. More information about the Master Plan and Trust may be found in the SAI.

If you, as an Employer, want to use your own individually designed or a prototype qualified defined contribution plan, you may adopt the Pooled Trust as a funding vehicle. The Pooled Trust is for investment only and may be used as your plan's only funding vehicle or in addition to other funding vehicles. The same group variable annuity contract (i.e., the MOMENTUM Contract) is used under the Pooled Trust and the Master Plan and Trust. The Pooled Trust is available for qualified defined contribution plans with either participant-directed or trustee-directed investments. If you adopt the Pooled Trust you will have elected our basic plan recordkeeping option. We may offer to perform additional plan recordkeeping services for an additional charge. Such services will be provided pursuant to the terms of a written service agreement between us and the Plan Trustee.

Chase Manhattan Bank N.A. currently acts as the trustee under both the Pooled Trust and the Master Plan and Trust. The sole responsibility of Chase Manhattan Bank N.A. is to serve as a party to the MOMENTUM Contract. It has no responsibility for the administration of the MOMENTUM Program or for any distributions or duties under the MOMENTUM Contract. In certain states the MOMENTUM Contract will only be issued directly to the Employer or Plan Trustee and, accordingly, the Master Plan and Trust and the Pooled Trust will not be available. As a consequence, Employers in those states will not be able to use our full service plan recordkeeping option.

EMPLOYER'S RESPONSIBILITIES. If you elect the full service recordkeeping option, generally you must adopt the Master Plan and Trust. Pursuant to a written service agreement, you, as the Employer and plan administrator, will have certain responsibilities relating to the administration and qualification of your plan, including:

o  Sending us contributions at the proper time;

o  Determining the amount of all contributions for each Participant;

o  Maintaining all personnel records necessary for administering your plan;

o  Determining who is eligible to receive benefits;

o  Forwarding to us all the forms that employees are required to submit;

o Arranging to have all reports distributed to employees and former employees if you elect to have them sent to you;

o  Arranging to have our prospectuses distributed;

o Filing an annual information return for your plan with the Internal Revenue Service, if required;

o Providing us with the information needed for running special nondiscrimination tests, if you have a 401(k) plan or if your plan accepts post-tax employee or employer matching contributions and making any corrections if you do not pass the test;

o Selecting interest rates and monitoring default procedures, if you elect to offer Participant loans in your plan; and

o Meeting the requirements of ERISA Section 404(c) if you, as Employer, intend for your plan to comply with that section.

Other responsibilities of the Employer relating to the administration and qualification of your plan are indicated in the plan recordkeeping services agreement which is required for all plans that elect the full service plan recordkeeping options.

We  will  give  you  guidance  and   assistance  in  the   performance  of  your
responsibilities. The ultimate responsibility, however, rests with you.

If you, as an Employer, use an individually designed or a prototype plan, you already have most of these responsibilities, which generally will not be increased in any way by your adoption of the Pooled Trust.

ADOPTING THE MOMENTUM PROGRAM (EMPLOYERS AND PLAN TRUSTEES)

In addition to other installation forms and agreements, to adopt the Master Plan and Trust, you, as the Employer, must complete a participation agreement and have it executed on behalf of your company. To adopt the Pooled Trust, a Plan Trustee must execute a Pooled Trust participation agreement. Return your completed participation agreement to the address specified on the form. You should keep copies of all completed forms for your own records. In addition, either you, as Employer, or the Plan Trustee, as applicable, must complete a contract application in order to participate in the MOMENTUM Contract.

Your Equitable Life Representative can help you complete the participation agreement and the application for the MOMENTUM Contract. We recommend that the participation agreement be reviewed by your tax or benefits advisor.

THE MOMENTUM CONTRACT

The MOMENTUM Program is funded through the MOMENTUM Contract, a combination fixed and variable group annuity contract issued by Equitable Life. The MOMENTUM Contract governs the Investment Options that are offered under the MOMENTUM Program.

Bear in mind that the provisions of your plan or applicable laws or regulations may be more restrictive than the MOMENTUM Contract. We reserve the right to amend the MOMENTUM Contract without the consent of any other person in order to comply with applicable laws and regulations. Such right includes, but is not limited to, the right to conform the MOMENTUM Contract to the Code, ERISA and applicable regulations.

SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES ONLY)

Subject to state regulatory approval, you, as Employer or Plan Trustee, can elect to fund your plan with any number of the Investment Options available under the Contract. This selection is made on the application. You may request to change this selection subject to our rules then in effect. If you elect to fund your plan with any one of the Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield or Alliance Conservative Investors Funds, you must also select the Alliance Money Market Fund. If you select the above-listed Funds and the Guaranteed Interest Account, certain restrictions will apply to transfers out of the Guaranteed Interest Account. See "Transfers" in this section. Lastly, you, as Employer, must elect the Guaranteed Interest Account as a funding option if you select only from among the Alliance Balanced, Alliance Growth & Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Small Cap Growth, or Alliance Growth Investors Funds.

For Original Certificates, only the Guaranteed Interest Account and the Alliance Money Market, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds are available and we do not permit transfers into the Alliance Money Market Fund from any of the other Investment Options.

CONTRIBUTIONS

Contributions may be made at any time and may be made only by the Employer or Plan Trustee by either wire transfer or check. Participants should not send contributions directly to Equitable Life. There is no minimum contribution.

All contributions made by check must be drawn on a bank in the U.S., in U.S. dollars and made payable to Equitable Life. All checks are subject to collection. Contributions are credited as of the Transaction Date, if they are accompanied by properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. Employers should send all contributions to Equitable Life at the Processing Office. (See "Part 1: Summary.")

We allocate contributions to the Investment Options according to the allocation percentages on the Participant's enrollment form or as later changed. Under participant-directed plans, you, as Participant, will provide those allocation percentages. In trustee-directed plans, the Plan Trustee will provide those percentages. Employee and Employer contributions may be allocated in different percentages.

By signing the enrollment form you are providing us with instructions to allocate your contributions to the Alliance Money Market Fund (if that Fund has been selected as an available Investment Option under your Employer's plan) if your allocation instructions on the form are incomplete (e.g., do not add up to 100%). If your instructions add up to less than 100%, only the portion of the contribution for which we do not have instructions will be allocated to the Alliance Money Market Fund. If your instructions add up to more than 100%, the entire amount of the contribution will be allocated to the Alliance Money Market Fund. We will then notify your Employer or Plan Trustee and request that corrected instructions be forwarded to us. If we do not receive corrected instructions after three notices have been sent, but in no event later than 105 days from the date a contribution is first credited to the Alliance Money Market Fund, we will return to the Employer or Plan Trustee, as applicable, all contributions for which notices had been sent, plus earnings.

If, however, the Alliance Money Market Fund is not an available Investment Option under your Employer's plan, we will return the contribution to the Employer or Plan Trustee in five Business Days, if we have not received the signed form or corrected allocation instructions, unless we have obtained your permission to continue to hold the contribution.

If we receive your initial contribution before we receive your signed enrollment form, we will allocate the initial contribution to the Guaranteed Interest Account for five Business Days. If we do not receive either the signed enrollment form or your consent to hold the initial contribution pending receipt of the form by the fifth Business Day, we will return the amount of the initial contribution to your Employer or Plan Trustee, as applicable.

You, as a Participant, should review your confirmation notices carefully to determine whether your contributions have been allocated correctly. A certificate evidencing your participation under the MOMENTUM Contract will also be sent to you.

Unless restricted by your Employer's plan, allocation percentages can be changed at any time. To change your allocation instruction, you can file a change of investment allocation form with your Employer or Plan Trustee. In addition, your Employer may have opted to use our Telephone Operated Program Support (TOPS) system to enable you to change your allocation percentages over the phone. The change will be effective on the Transaction Date and will remain in effect for future contributions unless another change is requested.

A contribution allocated to an Investment Fund purchases Accumulation Units in that Investment Fund based on the Accumulation Unit Value for that Investment Fund computed for the Transaction Date on which we receive the contribution at our Processing Office. Contributions allocated to the Guaranteed Interest Account become part of our general account and begin to accrue interest on the Transaction Date.

RETIREMENT ACCOUNT VALUE

The Retirement Account Value is the sum of the amounts that a Participant has in the Guaranteed Interest Account and the Investment Funds. See "Part 4:
Guaranteed Interest Account."

The amount you have in an Investment Fund at any time is equal to the number of Accumulation Units you have in that Investment Fund times the Accumulation Unit Value for the Investment Fund for that Transaction Date. The number of Accumulation Units in an Investment Fund at any time is equal to the sum of Accumulation Units purchased by contri-butions, transfers and loan repayments (including principal and interest) less the sum of Accumulation Units redeemed for withdrawals, transfers, loans or deductions for charges.

The number of Accumulation Units purchased or sold in any Investment Fund is equal to the dollar amount of the transaction divided by the Accumulation Unit Value for the Investment Fund for the applicable Transaction Date. The number of Accumulation Units will not vary because of any later change in the Accumulation Unit Value. The Accumulation Unit Value varies with the investment performance of the corresponding Portfolios of the Trust, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Trust's fees and expenses. The Accumulation Unit Value is also stated after deduction of the Separate Account asset charges relating to MOMENTUM. A description of the computation of the Accumulation Unit Value is found in the SAI.

TRANSFERS

Subject to certain restrictions, the MOMENTUM Contract permits transfers of all or a portion of your Retirement Account Value among the Investment Options at any time. Your Employer's plan may, however, impose restrictions on transfers. We also offer an automatic transfer service described under "Investment
Simplifier: Automatic Transfer Options" in this section. There is no charge for transfers.

Participant transfer requests can be made by filing a written request to transfer with your Employer or Plan Trustee. Transfers may also be arranged through the TOPS service. Please contact your Equitable Life Representative or the Processing Office to receive the form necessary to obtain a special code number required for TOPS transfers.

A transfer request will be effective on the Transaction Date and the transfer will be made at the Accumulation Unit Value for that Transaction Date. A transfer request does not change your percentages for allocating current or future contributions among the Investment Options. All transfers among the Investment Options will be confirmed in writing.

If your Employer elects to fund your plan with the Guaranteed Interest Account and any of the Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, or Alliance Conservative Investors Funds, certain limitations will apply to funds transferred out of the Guaranteed Interest Account. During a Transfer Period, the maximum amount that may be transferred from the Guaranteed Interest Account to any other Fund is the greater of: (i) 25% of the amount you had in the Guaranteed Interest Account as of the last Business Day of the calendar year immediately preceding the current calendar quarter or (ii) the total of all amounts you transferred out of the Guaranteed Interest Account during the same calendar year. A TRANSFER PERIOD is the calendar quarter in which the transfer request is made and the preceding three calendar quarters. Generally, this means that new Participants will not be able to transfer funds out of the Guaranteed Interest Account during the first calendar year of their participation under the Contract.

Transfers out of the Guaranteed Interest Account that were made at a time when no transfer limitation is in effect will not be counted for purposes of determining the maximum transfer amount if the transfer limitation subsequently goes into effect.

If assets have been transferred to the MOMENTUM Contract from another funding vehicle by the Employer or Plan Trustee, you may for the remainder of the calendar year in which the assets have been transferred, transfer up to 25% of the amount that is initially allocated to the Guaranteed Interest Account on your behalf.

However, for Original Certificates, we do not permit transfers into the Alliance Money Market Fund from any of the other Investment Options. No other transfer limitations apply to Original Certificates.

INVESTMENT SIMPLIFIER: AUTOMATIC TRANSFER OPTIONS

Your Employer can elect to provide two automatic transfer options out of the Guaranteed Interest Account: the Fixed-Dollar Option and the Interest Sweep.
Except for Original Certificates, the Fixed-Dollar Option is subject to the Guaranteed Interest Account transfer limitation described in "Transfers" in this section.

Under the Fixed-Dollar Option you may elect to have a fixed-dollar amount transferred out of the Guaranteed Interest Account and into the Investment Funds of your choosing (except Alliance Money Market for Original Certificates) on a monthly basis. You can either specify the number of monthly transfers or instruct us to continue to make monthly transfers until amounts in the Guaranteed Interest Account are depleted. In order to elect this option you must have a minimum amount of $5,000 in the Guaranteed Interest Account on the date we receive your election form and you must elect to transfer at least $50 per month.

Under the Interest Sweep Option, the amount transferred each month will equal the amount of interest that has been credited to amounts you have in the Guaranteed Interest Account from the last Business Day of the prior month to the last Business Day of the current month. To be eligible for this option you must have at least $7,500 in the Guaranteed Interest Account on the date we receive your election and on the last Business Day of each month thereafter.

You may elect either option by filing an election form with your Employer or Plan Trustee. For the Fixed-Dollar Option, the first monthly transfer will occur on the last Business Day of the month in which we receive your election form at our Processing Office. For the Interest Sweep, the first monthly transfer will occur on the last Business Day of the month following the month in which we receive your election form at our Processing Office. Automatic transfers will terminate:

o Under the Fixed-Dollar Option, when either the number of designated monthly transfers have been completed or the amount you have in the Guaranteed Interest Account has been depleted, as applicable; or

o Under the Interest Sweep Option, when the amount you have in the Guaranteed Interest Account falls below $7,500 (determined on the last Business Day of the month) for two consecutive months; or

o Under either option, on the date we receive your written request to terminate automatic transfers or on the date your participation under the MOMENTUM Contract terminates.

PLAN LOANS

The MOMENTUM Contract permits your Employer, or Plan Trustee, to withdraw funds from your Retirement Account Value, without incurring a contingent withdrawal charge, in order to make a loan to you under your Employer's plan. Your Employer can tell you whether loans are available under your plan.

Employers who adopt the Master Plan and Trust may choose to offer its loan feature. The availability of loans under an individually designed or prototype plan depends on the terms of the plan.

If you are a partner who owns more than 10% of the business or a shareholder-employee of an S Corporation who owns more than 5% of the business, you presently may not borrow from your vested Retirement Account Value without first obtaining a prohibited transaction exemption from the Department of Labor
(DOL). Consult with your attorney or tax adviser regarding the advisability and procedures for obtaining such an exemption.

Participants should apply for a plan loan through their Employer or the Plan Trustee, as applicable. Prior to the making of any plan loan, the Employer or Plan Trustee, as applicable, and the Participant must first properly complete and sign a loan agreement and application. Employers and Plan Trustees can obtain loan application forms from their Equitable Life Representative, by writing to our Processing Office or calling our toll-free number. Before taking a plan loan, married Participants must generally obtain written spousal consent. In addition, Participants should always consult their tax adviser before taking out a plan loan.

Only one outstanding plan loan will be permitted at any time; any number of takeover loans will be permitted at any time. Takeover loans must be repaid under Momentum before a new plan loan can be taken out under Momentum. The minimum loan is $1,000 and the maximum is a percentage of your vested Retirement Account Value. See "Part 4: Additional Loan Provisions" in the SAI and "Part 8:
Federal Tax and ERISA Matters" of the prospectus. However, you may not have both takeover loans and plan loans outstanding simultaneously.

While you have a plan loan outstanding, an amount equal to 10% of your loan balance will be restricted, and may not be withdrawn from your Retirement Account Value. Also, you should refer to "Plan Loan Charges" in Part 6 for a description of charges associated with plan loans.

The interest rate applicable to your plan loan will be set by your Employer or the Plan Trustee under the terms of your Employer's plan. It is the responsibility of each Employer or Plan Trustee to determine the interest rate applicable to each loan. All interest (as well as principal) that you pay will be added to your Retirement Account Value. The interest paid in repaying a loan may not be deductible, but amounts paid as interest on your loan will be taxable on distribution.

Plan loan repayments covering interest and principal will be due in accordance with the repayment schedule determined in accordance with the terms of the Employer's plan. Participants should send plan loan repayments to the plan administrator and not to Equitable Life. All plan loan payments made by the plan administrator to us must be made by check or wire transfer. Checks must be drawn on a bank in the U.S., in U.S. dollars, made payable to Equitable Life and are subject to collection.

A plan loan may be prepaid in whole or in part at any time. Any payments we receive will first be applied to interest, with the balance applied to repayment of the loan. Plan loan repayments will be allocated to the Investment Options in accordance with the same allocation instructions used in making the loan. However, a Participant may elect, in writing, to override these instructions and allocate all plan loan repayments to the Guaranteed Interest Account.

A plan loan will be in default if the amount of any scheduled repayment is not received by us within 90 days of its due date, or if the Participant dies or participation under the MOMENTUM Contract is terminated. We will then treat the loan principal as a withdrawal subject to the contingent withdrawal charge. See "Contingent Withdrawal Charge" in Part 6. See "Part 8: Federal Tax and ERISA Matters" for the consequences of defaulting a plan loan and other applicable tax matters.

WITHDRAWALS AND TERMINATION

Subject to any restrictions in your Employer's plan, the MOMENTUM Contract allows your Employer or Plan Trustee, as applicable, to make a withdrawal from a Retirement Account Value on behalf of a Participant by writing to our Processing Office. Your request for withdrawal must be on the proper form which is available from your Employer. If we have received the information we require, the requested withdrawal will become effective on the Transaction Date and proceeds will be mailed within seven days. Withdrawal proceeds will be sent to your Employer or Plan Trustee, unless your Employer has elected our full service plan recordkeeping option which provides for direct distribution to Participants. If we receive only partially completed information, we will return the request to the Employer or Plan Trustee for completion prior to processing.

As a deterrent to premature withdrawal (generally prior to age 59 1/2) the Code provides certain restrictions on and penalties for early withdrawals. In addition, for payments made directly to Participants, we withhold income taxes from the amount withdrawn unless an exception applies. See "Part 8: Federal Tax and ERISA Matters."

The Employer or Plan Trustee may also terminate its entire participation under the MOMENTUM Contract by writing to our Processing Office. In addition, if your plan is found not to qualify under the Code, or, if you fail to provide us with the Participant data necessary to administer the MOMENTUM Contract, we may return the plan assets to the Employer or Plan Trustee.

Withdrawals or terminations may result in a contingent withdrawal charge, explained fully in "Part 6: Deductions and Charges."

While you have a loan outstanding, an amount equal to 10% of your loan balance will be restricted, and may not be withdrawn from your Retirement Account Value.

FORFEITURES

Forfeitures can arise when a Participant who is not fully vested under a plan terminates employment. Under the terms of the Master Plan and Trust and the Pooled Trust, Equitable Life is directed under these circumstances to withdraw the unvested portion of the Retirement Account Value and deposit such amount in a Forfeiture Account, which is to be allocated to the Default Option.

We will reallocate amounts in the Forfeiture Account as contributions in accordance with instructions received by the Employer or Plan Trustee, as applicable. Special rules apply to the application of the contingent withdrawal charge when forfeitures have occurred. See "MOMENTUM Contract -- Contingent Withdrawal Charge" in Part 6.

DISTRIBUTION OPTIONS

The MOMENTUM Contract is an annuity contract, even though you may elect to receive your benefits in another form.

Subject to the terms of your Employer's plan, payout options under the MOMENTUM Contract include:

o  Lump sum or partial withdrawals;

o  Payments for as long as you live;

o  Payments for as long as both you and your joint annuitant live; or

o Payments for a specific length of time (not longer than your life expectancy or that of the joint life expectancy of you and your designated beneficiary).

You may also be eligible for our "Automatic Minimum Withdrawal Option" option discussed later in this section which is designed to help you satisfy the Code's "minimum distribution" requirements. For more information about the minimum distribution requirements, see "Part 8: Federal Tax and ERISA Matters."

Your  choice may be  subject  to  applicable  withdrawal  charges.  See "Part 6:
Deductions and Charges."

ANNUITY DISTRIBUTION OPTIONS

The annuity distribution options available under the MOMENTUM Contract include:

o LIFE ANNUITY: An annuity which guarantees payments to you for the rest of your life. Payments end with the last monthly payment before your death. Because there is no death benefit associated with this annuity form, it provides the highest monthly payment of any of the life annuity distribution options.
o LIFE ANNUITY-PERIOD CERTAIN: This annuity form also guarantees payments to you for the rest of your life. In addition, if you die before a previously selected minimum payment period (the "certain period") has ended, payments will continue to your beneficiary for the balance of the period certain. The minimum period is usually 5, 10, 15 or 20 years.
o LIFE ANNUITY-REFUND CERTAIN: This annuity form guarantees payments to you for the rest of your life. In addition, if you die before the amount applied to purchase this annuity option has been recovered, payments will continue to your beneficiary until that amount has been recovered. This option is available only as a fixed annuity.
o PERIOD CERTAIN ANNUITY: This annuity form guarantees payments to you for a specific period of time, usually 5, 10, 15 or 20 years. If you die before the period certain has ended, payments will continue to your beneficiary for the balance of the period certain.
o QUALIFIED JOINT AND SURVIVOR LIFE ANNUITY: This annuity form guarantees life income to you and, after your death, continuation of income to your surviving spouse. Generally, unless married Participants elect otherwise with the written consent of their spouse, this will be the normal form of annuity payment for plans such as the Master Plan and Trust. See Part "8: Federal Tax and ERISA Matters."

All of the life annuity distribution options outlined above (with the exception of Qualified Joint and Survivor Life Annuity) are available as either Single or Joint life annuities.

The MOMENTUM Contract also offers both fixed and variable annuity distribution options. Fixed annuity payments, funded through our general account, do not change and will be based on the tables of guaranteed annuity values in the MOMENTUM Contract or on our current annuity rates, whichever is more favorable for the Participant. For all Participants, our normal form of annuity provides for fixed payments. Variable payments will be funded through your choice of the 14 Investment Funds of the Hudson River Trust through the purchase of annuity units.

We offer other forms not outlined here. Your Equitable Life Representative can provide details.


ELECTING AN ANNUITY DISTRIBUTION OPTION

In order to elect an annuity distribution option, a Retirement Account Value must be at least $3,500.

The size of the payments will depend on the amount applied to purchase the annuity, the type of annuity chosen and, in the case of a life contingency annuity distribution option, the Participant's age (or the Participant's and joint annuitant's ages).

Once you choose an annuity distribution option and payments have commenced, no change can be made, other than transfers among the investment funds if permitted in the future and if a variable annuity is selected. Remember, as a deterrent to premature withdrawal (generally prior to age 59 1/2) the Code provides certain restrictions on and penalties for early withdrawals. See "Part 6: Deductions and
Charges: Charges for State Premium and Other Applicable Taxes."

MINIMUM DISTRIBUTIONS (AUTOMATIC MINIMUM WITHDRAWAL OPTION) -- OVER AGE 70 1/2

Under the Code, distributions from qualified plans must generally begin no later than April 1st of the calendar year following the calendar year in which the plan participant either attains age 70 1/2 or retires from service with the employer sponsoring the plan, whichever comes later (the "required beginning date"). Subsequent distributions must be made by December 31st of each calendar year (including the calendar year of your required beginning date). If the minimum distribution is not made, the plan participant may be required to pay a penalty tax in an amount equal to 50% of the difference between the amount required to be distributed and the amount actually distributed. See "Part 8:
Federal Tax and ERISA Matters" for a discussion of various special rules concerning the minimum distribution requirements.

We offer a payment option which we call "Automatic Minimum Withdrawal Option," which is intended to meet minimum distribution requirements. You may elect Automatic Minimum Withdrawal Option if you, the Participant, are at least age 70 1/2 and have a Retirement Account Value of at least $3,500. You can elect Automatic Minimum Withdrawal Option by fil-
ing the proper election form with your Employer. If you elect Automatic Minimum Withdrawal Option, we will withdraw the amount which the Code requires you to withdraw from your Retirement Account Value. We calculate the Automatic Minimum Withdrawal Option amount based on the information you give us, the various choices you make and certain assumptions. In performing this calculation, we assume that the only funds subject to the Code's minimum distribution requirements are those held under the MOMENTUM Contract. In addition, we rely on the information you provide to us, and we will not be responsible for errors that result from inaccuracies in this information. The choices you can make are described in Part 5 of the SAI.

Your Automatic Minimum Withdrawal Option election is revocable. Automatic Minimum Withdrawal Option is not available to Participants who have an outstanding loan. Generally, electing this option does not restrict you from taking additional partial withdrawals or subsequently electing an annuity distribution option.

The minimum check that will be sent is $300, or, if less, your Retirement Account Value.

Any applicable withdrawal charges will be deducted from your Retirement Account Value in addition to the amount of the Automatic Minimum Withdrawal. See "Contingent Withdrawal Charge" in Part 6.

DEATH BENEFIT

In general, the death benefit is equal to the greater of: (i) the Retirement Account Value and (ii) the "minimum death benefit."

The Master Plan and Trust and the Pooled Trust direct the automatic transfer of a Retirement Account Value to the Default Option on the date Equitable Life receives due proof of a Participant's death, unless the beneficiary provides contrary instructions. All amounts are held in the default option until your beneficiary requests a distribution or transfer.

The minimum death benefit equals all contributions made less withdrawals of contributions (including loans that default upon death). For example, assume that a $1,000 contribution is made, and that the contribution earns $1,000 (for a balance of $2,000). A $1,500 withdrawal is then made leaving a balance of $500. Assume that a new $500 contribution is subsequently made. If the participant subsequently dies, the minimum death benefit will be $500 because there was a $500 contribution that had not been withdrawn, borrowed or forfeited.

The law requires the distribution of benefits to be completed no more than five years after the date of your death, unless payments of your benefit to a designated beneficiary commence within one year after your death and are made over the beneficiary's life or over a period not exceeding the beneficiary's life expectancy. If the beneficiary is your surviving spouse, the spouse can elect to begin distributions over the spouse's life or over a period not exceeding the spouse's life expectancy at any time up to when you would have attained age 70 1/2. If you had already begun to receive benefits, your beneficiary can continue to receive benefits based on the payment option you selected. To designate a beneficiary or to change an earlier designation, you should file a beneficiary designation with your plan administrator. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in Part 8, "Federal Tax and ERISA Matters: Spousal Requirements."

If the Participant dies while a loan is outstanding, the loan will automatically default and be subject to Federal income tax as a plan distribution. This defaulted loan will also be treated as a withdrawal for purposes of calculating the minimum death benefit. Defaulted takeover loans will not, however, be considered withdrawals for this purpose.

The beneficiary may elect, subject to certain exceptions explained below, Equitable Life's rules then in effect and any other applicable requirements under the Code to: (a) receive the death benefit in a single sum, (b) apply the death benefit to an annuity distribution option offered by Equitable Life, (c) apply the death benefit to provide any other form of benefit payment offered by Equitable Life, or (d) have the death benefit credited to an account under the MOMENTUM Contract maintained on behalf of the beneficiary in accordance with the beneficiary's investment allocation instructions. If the beneficiary elects (d) then (1) the beneficiary will be entitled to delay distribution of his or her account as permitted under the terms of the Employer's plan and the minimum distribution rules under the Code; (2) the value of the beneficiary's account will be determined at the time of distribution to the beneficiary and, depending upon investment gains or losses, may be worth more or less than the value of the beneficiary's initial account and (3) if the beneficiary dies prior to taking a distribution of his or her entire account the beneficiary of the deceased beneficiary will be entitled to a death benefit as though the deceased beneficiary were a Participant, based on the deceased beneficiary's initial account.

If you die before your entire vested benefit has been distributed to you, any remaining benefits will be payable to your beneficiary.

Our consultants can explain these and other requirements affecting death benefits if you call them at 1-800-528-0204.

PAYMENT OF PROCEEDS

Payment of proceeds from the Investment Funds will be made within seven days of the Transaction Date. Payment or application of proceeds from the Investment Funds can be deferred for any period during which (1) the New York Stock Exchange has been closed or trading on it is restricted, (2) sales of securities or determination of the fair market value of an Investment Fund's assets is not reasonably practicable because of an emergency, or (3) the SEC, by order, permits us to defer payment in order to protect persons with interests in the Investment Funds.

We can defer payment of any portion of your Retirement Account Value in the Guaranteed Interest Account for up to six months while you are living.

PLAN RECORDKEEPING SERVICES

Equitable Life offers two plan recordkeeping options, one of which must be elected for each plan. There is a choice of either Basic Recordkeeping or Full Service Recordkeeping.

Employers can elect our basic plan recordkeeping service option, which includes:

o  Accounting by Participant;

o  Accounting by Source;

o Provision of annual 5500 series Schedule A report information for use in making the plan's annual report to the Internal Revenue Service (IRS) and DOL; and

o  Plan loan processing, if applicable.

As an added service under our Basic Recordkeeping Service, Employers may enter into a written agreement with Equitable Life whereby Equitable Life, based on information submitted by Employers, directs distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. The written agreement specifies the fees for such service.

MOMENTUM also offers a full service plan recordkeeping option. This option is only available to Employers who have adopted the Master Plan and Trust. If this option is chosen, Equitable Life will provide the following plan recordkeeping services in addition to the services described above:

o  Master Plan and Trust documents approved by the IRS;

o Assistance in interpreting the Master Plan and Trust, including plan installation and ongoing administrative support;

o  Assistance in annual  reporting  with the IRS and DOL;

o Plan administration manual and forms (including withdrawal, transfer, loan processing, and account allocation forms);

o  Performance of vesting calculations;

o Performance of special nondiscrimination tests applicable to Code Section 401(k) plans;

o  Tracking of hardship  withdrawal  amounts in Code Section 401(k) plans; and

o Direct distribution of plan benefits and withdrawals to Participants, including tax withholding and reporting to the IRS.

Any additional services that Equitable Life will provide are indicated in the plan recordkeeping services agreement. This agreement is required for Employers or Plan Trustees who elect the full-service recordkeeping option and specify the fees for the services to be provided. See "Charge for Plan Recordkeeping Services" in Part 6.

--------------------------------------------------------------------------------


                         PART 6: DEDUCTIONS AND CHARGES


--------------------------------------------------------------------------------

Most charges applied to your Contract apply to all Investment Options. However, Trust Charges to Portfolios and Charges to Investment Funds do not apply to the Guaranteed Interest Account.
--------------------------------------------------------------------------------

TRUST CHARGES TO PORTFOLIOS

Investment advisory fees charged daily against the Trust's assets, direct operating expenses of the Trust (such as trustees' fees, expenses of independent auditors and legal counsel, bank and custodian charges and liability insurance), and certain investment-related expenses of the Trust (such as brokerage commissions and other expenses related to the purchase and sale of securities) are reflected in each Portfolio's daily share price. The maximum investment advisory fees paid annually by the Portfolios cannot be increased without a vote of that Portfolio's shareholders. The fees are as follows:



                                                      DAILY AVERAGE NET ASSETS
                                                      ------------------------
                                                FIRST            NEXT            NEXT             NEXT
HRT PORTFOLIO                               $750 MILLION     $750 MILLION     $1 BILLION      $2.5 BILLION      THEREAFTER
-------------                               -----------------------------------------------------------------------------------
Alliance International...............          0.900%           0.825%          0.800%           0.780%           0.770%
Alliance Global......................          0.675%           0.600%          0.550%           0.530%           0.520%
Alliance Small Cap Growth............          0.900%           0.850%          0.825%           0.800%           0.775%
Alliance Aggressive Stock............          0.625%           0.575%          0.525%           0.500%           0.475%
Alliance Common Stock................          0.475%           0.425%          0.375%           0.355%           0.345%*
Alliance Growth & Income.............          0.550%           0.525%          0.500%           0.480%           0.470%
Alliance Growth Investors............          0.550%           0.500%          0.450%           0.425%           0.400%
Alliance Balanced....................          0.450%           0.400%          0.350%           0.325%           0.300%
Alliance Conservative Investors......          0.475%           0.425%          0.375%           0.350%           0.325%
Alliance High Yield..................          0.600%           0.575%          0.550%           0.530%           0.520%
Alliance Quality Bond................          0.525%           0.500%          0.475%           0.455%           0.445%
Alliance Intermediate Government
   Securities........................          0.500%           0.475%          0.450%           0.430%           0.420%
Alliance Equity Index................          0.325%           0.300%          0.275%           0.255%           0.245%
Alliance Money Market................          0.350%           0.325%          0.300%           0.280%           0.270%


* On assets in excess of $10 billion,  the  management fee for the Alliance  Common Stock  Portfolio is reduced to 0.335% of average daily net assets.


Investment advisory fees are established under investment advisory agreements between the Trust and its investment adviser, Alliance. All of these fees and expenses are described more fully in the Trust prospectus. Since Trust shares are purchased at their net asset value, these fees and expenses are, in effect, passed on to the Separate Account and are reflected in the Accumulation Unit Values for the Investment Funds.

CHARGES FOR STATE PREMIUM AND OTHER
APPLICABLE TAXES

Currently, we deduct a charge for applicable taxes, such as state or local premium taxes, from the amount applied to provide an annuity distribution option if elected. The current tax charge that might be imposed varies by state and ranges from 0% to 2.25%; however, the rate is 1% in Puerto Rico and 5% in the Virgin Islands.

We reserve the right to deduct any such charge from each contribution or from distributions or upon termination. If we have deducted any applicable tax charges from contributions, we will not deduct a charge for the same taxes at a later time. If, however, an additional tax is later imposed upon us when you withdraw from, terminate or annuitize, we reserve the right to deduct a charge at such time.

LIMITATION ON CHARGES

Under the terms of the MOMENTUM Contract for the Alliance Money Market, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, the aggregate amount of the Separate Account charge made to those Funds, the Trust charges for investment advisory fees and the direct operating expenses of the Trust may not exceed a total effective annual rate of 1.75% of the value of the assets held in those Funds for the MOMENTUM Contract.

CHARGES TO INVESTMENT FUNDS

We make a daily charge against the assets held in each of the Investment Funds for expenses of the MOMENTUM Contract. This charge is reflected in the Accumulation Unit Values for the particular Investment Fund and covers expenses, expense risks, mortality (for the annuity rate guarantee), death benefits (for the minimum death benefit) and financial accounting. For the Alliance Money Market, Alliance Balanced and Alliance Common Stock Funds, the charge is made at an annual rate not to exceed 1.49% which consists of .60% for expenses, .30% for expense risks, .30% for mortality risks, .05% for death benefits and .24% for financial accounting. For all other Investment Funds, the charge is made at an annual rate not to exceed 1.34% which consists of .60% for expenses, .15% for expense risks, .30% for mortality risk, .05% for death benefits and .24% for financial accounting.

The charge for expenses is designed to reimburse us for various research and development costs and for administrative expenses that exceed the quarterly administrative charge described below. The expense risk we assume is the risk that, over time, our actual expense of administering the MOMENTUM Contract may exceed the amounts realized from the expense and the quarterly administrative expense charges. We assume a mortality risk by (a) our obligation to pay a death benefit that will not be less than the total value of all contributions made (less any applicable taxes) adjusted for total withdrawals, (b) our obligation to make annuity payments for the life of the Annuitant under guaranteed fixed annuity options, regardless of the Annuitant's longevity, (c) our guarantees relating to annuity purchase rates, the actuarial basis for which can be changed only for new contributions and only on the fifth anniversary of the Contract Date and every five years thereafter, and (d) our obligation to waive the contingent withdrawal charge upon the payment of a death benefit. The charge for financial accounting services is designed to reimburse us for our costs in providing those services in connection with the MOMENTUM Contract, and, like the charge for expenses, is not designed to include an element of profit.

Under the MOMENTUM Contract, the total of these charges may be reallocated among the categories of charges discussed above. However, notwithstanding provisions of the MOMENTUM Contract, we intend to limit any possible reallocation to include only the charges for expense risks, mortality risks and death benefits.

Part of the respective charges for expense risks, mortality risks and death benefits may be considered to be an indirect reimbursement for certain sales and promotional expenses relating to the MOMENTUM Contract to the extent that the charges are not needed to meet the actual expenses incurred.

QUARTERLY ADMINISTRATIVE CHARGE

Except as discussed below, on the last Business Day of each calendar quarter we deduct from each Retirement Account Value an administrative charge which is currently equal to $7.50 or, if less, .50% of the total of the Retirement Account Value plus the amount of any Active Loan. This charge is deducted by Source from each Investment Option in a specified order described under "How We Deduct the Quarterly Administrative Charge" in the SAI.

Any portion of the charge deducted from an Investment Fund will reduce the number of Accumulation Units you have in that Investment Fund. Any portion of the charge deducted from the Guaranteed Interest Account is withdrawn in dollars.

There is currently no charge for any calendar quarter in which the Retirement Account Value plus any Active Loan is at least $25,000 as of the last Business Day of that quarter. We reserve the right to increase this charge if our administrative costs increase. We will give Employers or Plan Trustees 90 days written notice of any increase. We may also reduce this charge under certain circumstances. See "Special Circumstances" in this section.

You, as Employer, may choose to have this quarterly administrative charge billed to you directly.

CHARGE FOR PLAN RECORDKEEPING
SERVICES

The annual charge for the basic plan recordkeeping option is $300 (prorated in the first year) and will be billed directly to the Employer. The $300 charge is not imposed on plans that converted to the MOMENTUM Contract from our EQUI-VEST Corporate Trusteed Contract. Employers may enter into a written agreement with Equitable Life for direct distribution of plan benefits and withdrawals to Participants, including tax withholding and reporting to the IRS. For this service, a $25 checkwriting fee shall be charged by Equitable Life for each check drawn. We reserve the right to increase these charges if our plan recordkeeping costs increase. We will give Employers or Plan Trustees 90 days written notice of any increase.

There are additional charges if the Employer or Plan Trustee elects to use our full service plan recordkeeping option; these additional charges will depend upon the service used. Employers will be required to execute an agreement governing additional recordkeeping services and related charges.

CONTINGENT WITHDRAWAL CHARGE

No sales charges are deducted from contributions. However, to assist us in defraying the various sales and promotional expenses incurred in connection with selling the MOMENTUM Contract, we assess a sales charge on amounts withdrawn from Retirement Account Values. Under certain conditions, the contingent withdrawal charge will not apply to some or all of the amount withdrawn.

Free Withdrawal Amount (Free Corridor)

Subject to certain restrictions, no withdrawal charge will be applied during any Participation Year in which the amount withdrawn does not exceed 10% of the sum of the Retirement Account Value and any Active Loan at the time the withdrawal is requested, minus any amount previously withdrawn during that Participation Year (including any defaulted loan amounts and forfeited amounts). This 10% portion is called the FREE CORRIDOR AMOUNT.

If you, as the Employer, have transferred your plan assets to the MOMENTUM Program from another qualified plan and we have not yet received from you the allocation of values among Participants, we will treat the total amount we hold as one Retirement Account Value. Withdrawals from this Retirement Account Value will not have the benefit of a free corridor amount. However, once the amount we hold is allocated among the various Participants, withdrawals will have the benefit of the free corridor amount.

How the Contingent Withdrawal Charge Is Applied

Partial withdrawals in excess of the free corridor amount will be subject to a withdrawal charge of 6% of the lesser of (i) such excess or (ii) the amount of the withdrawal attributable to contributions made by or on behalf of the Participant during the current and five prior Participation Years.

In the case of a full withdrawal of a Retirement Account Value, the plan will receive from us the greater of your Retirement Account Value after the withdrawal charge of 6% has been imposed upon the amount of the contributions made by or on behalf of a Participant during the current and five prior
Participation Years, or the free corridor amount plus 94% of the sum of the remaining Retirement Account Value and any Active Loan, less the Active Loan. This charge will also apply in the case of a termination of participation under the MOMENTUM Contract by the Employer or Plan Trustee.

The withdrawal charge described above is deducted from the Retirement Account Value in addition to the amount of the requested withdrawal; the portion of the amount withdrawn that is applied to pay the withdrawal charge is also subject to the withdrawal charge.

For purposes of calculating the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, (2) amounts withdrawn up to the free corridor amount will not be considered a withdrawal of any contributions and (3) Active Loans do not include takeover loans for this purpose.

If a portion of your Retirement Account Value is forfeited under the terms of your plan, we will assess a withdrawal charge only against vested contribution amounts. Under Basic Service, the Plan Trustee must tell us the vested balance. The balance of the withdrawal charge will be waived at that time. However, if you, as the Employer or Plan Trustee, withdraw the forfeited amount from the MOMENTUM Contract before it is reallocated to other Participants, you will incur the balance of the withdrawal charge at that time.

No charge will be applied to any amount withdrawn, if:

o  the  amount   withdrawn  is  applied  to  the  election  of  a  life  annuity distribution option;

o  you die;

o you have been a Participant for at least five Participation Years and have reached age 59 1/2;

o you have reached age 59 1/2 and have separated from service (regardless of the number of Participation Years);

o the amount withdrawn is the result of a request for a refund of "excess contributions" or "excess aggregate contributions" as such terms are defined in Section 401(k)(8)(B) and 401(m)(6)(B), respectively, of the Code, including any gains or losses, and the withdrawal is made no later than the end of the plan year following the plan year for which such contributions were made;

o the amount withdrawn is a request for a refund of "excess deferrals" as such term is defined in Section 402(g)(2) of the Code, including any gains or losses, provided the withdrawal is made no later than April 15, following the calendar year in which such excess deferrals were made;

o the amount withdrawn is a request for a refund of contributions made due to mistake of fact made in good faith, provided the withdrawal is made within 12 months of the date such mistake of fact contributions were made and any earnings attributable to such contributions are not included in such withdrawal;

o the amount withdrawn is a request for a refund of contributions disallowed as a deduction by the Employer for Federal income tax purposes, provided such withdrawal is made within 12 months after the disallowance of the deduction has occurred and no earnings attributable to such contributions are included in such withdrawal; or

o the amount withdrawn is a withdrawal for disability as defined in Section 72(m) of the Code.

In addition, there will be no contingent withdrawal charge imposed on any Annuity Account Value under an EQUI-VEST Corporate Trusteed Certificate when it is converted to a MOMENTUM Contract. For purposes of calculating any contingent withdrawal charge under the MOMENTUM Contract, we will carry over the history of the contributions made under a converted EQUI-VEST Certificate. For example, if an EQUI-VEST Corporate Trusteed Certificate was purchased on behalf of a Participant on June 1, 1987 with a single $5,000 contribution, we will continue to treat the $5,000 contribution as made on June 1, 1987 under the MOMENTUM Contract. This means that you will not lose the benefit of "aging" contributions by converting EQUI-VEST Certificates to the MOMENTUM Contract.

PLAN LOAN CHARGES

A $25 loan set-up charge will be deducted from your Retirement Account Value at the time a plan loan is made. Also, we will deduct a recordkeeping charge of $6 from your Retirement Account Value on the last Business Day of each calendar quarter if there is an Active Loan on that date. The $6 per quarter recordkeeping charge, but not the $25 set-up charge, will be applicable to takeover loans and to loans converted from EQUI-VEST Corporate Trusteed to MOMENTUM.

Your employer may elect to pay these charges. These charges are intended to reimburse us for the added administrative costs associated with processing loans. We reserve the right to increase these administrative charges if our costs increase. We will give Employers or Plan Trustees 90 days written notice of any increase.

Any defaulted loan amount will incur a contingent withdrawal charge as described above under "Contingent Withdrawal Charge."

SPECIAL CIRCUMSTANCES

Subject to any necessary governmental or regulatory approvals, the contingent withdrawal charge, quarterly administrative charge, loan charges and basic plan recordkeeping fee for a particular plan participating under the Contract may be reduced or eliminated when sales are made in a manner that results in savings of sales or administrative expenses. The entitlement to such a reduction or elimination will be determined by us based on factors such as the number of Participants, performance of sales or administrative functions by the Employer or plan administrator, frequency of contributions or the use of automated techniques in transmitting data.

--------------------------------------------------------------------------------


                              PART 7: VOTING RIGHTS


--------------------------------------------------------------------------------

TRUST VOTING RIGHTS


As explained previously, contributions allocated to the Investment Funds are invested in shares of the corresponding Portfolios of the Trust. Since we own the assets of the Separate Account, we are the legal owner of the shares and, as such, have the right to vote on certain matters. Among other things, we may vote:

o  to elect the Trust's Board of Trustees,

o  to ratify the selection of independent auditors for the Trust, and

o on any other matters described in the Trust's current prospectus or requiring a vote by shareholders under the 1940 Act.

Because the Trust is a Massachusetts business trust, annual meetings are not required. Whenever a shareholder vote is taken, we will give Participants or Plan Trustees, as applicable, the opportunity to instruct us how to vote the number of shares attributable to their Contracts. If we do not receive instructions in time from all Participants or Plan Trustees, as applicable, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in an Investment Fund in the same proportions that Participants or Plan Trustees, as applicable, vote.

All Trust shares are entitled to one vote. Fractional shares will be counted. Voting generally is on a Portfolio-by-Portfolio basis except that shares will be voted on an aggregate basis when universal matters, such as election of Trustees and ratification of independent auditors, are voted upon. However, if the Trustees determine that shareholders in a Portfolio are not affected by a particular matter, then such shareholders generally would not be entitled to vote on that matter.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in Applicable Law and Otherwise," below) may require Contract Owner approval. In that case, Contract Owners will be entitled to one vote for each Accumulation Unit they have in the Investment Funds. We will cast votes attributable to any amounts we have in the Investment Divisions in the same proportion as votes cast by Participants or Plan Trustees, as applicable.

VOTING RIGHTS OF OTHERS

Currently, we control the Trust. Trust shares are held by other separate accounts of ours and by separate accounts of insurance companies affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of Contract Owners, we currently do not foresee any disadvantages arising out of this. The Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that the Trust's response to any of those events insufficiently protects our Participants or Plan Trustees, as applicable, we will see to it that appropriate action is taken to protect our Participants or Plan Trustees, as applicable.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable Federal securities laws. To the extent that those laws or the regulations promulgated under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

--------------------------------------------------------------------------------


                      PART 8: FEDERAL TAX AND ERISA MATTERS


--------------------------------------------------------------------------------

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the Department of Labor (DOL).

Provisions of the Code and ERISA include requirements for various features including:

o  participation, vesting and funding;

o  nondiscrimination;

o  limits on contributions and benefits;

o  distributions;

o  penalties;

o  duties of fiduciaries;

o  prohibited transactions; and

o  withholding, reporting and disclosure.

IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR TO SATISFY THE REQUIREMENTS OF THE CODE AND ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations thereof. In addition, Federal tax laws and ERISA are continually under review by the Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA.

Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

THE PROVISIONS OF THE CODE AND ERISA ARE HIGHLY COMPLEX. FOR COMPLETE INFORMATION ON THESE PROVISIONS, AS WELL AS ALL OTHER FEDERAL, STATE, LOCAL AND OTHER TAX CONSIDERATIONS, QUALIFIED LEGAL AND TAX ADVISERS SHOULD BE CONSULTED.


TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for the working owners and their employees who participate in the plan. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information. Violation of contribution limits may result in plan disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's Federal gross income. Employer contributions which exceed the amount currently deductible are subject to a 10% penalty tax.

The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $30,000 or 25% of the compensation or earned income for each participant. The employer may not consider compensation in excess of $160,000 in calculating contributions to the plan. This amount may be adjusted for cost of living changes in future years. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit sharing plans may not exceed 15% of all participants' compensation.

Special limits on contributions apply to anyone who participates in more than one qualified plan or who controls another trade or business. In addition, there is an overall limit on the total amount of contributions and benefits under all tax-qualified retirement plans in which an individual participates. Special limits on deductions for contributions to one or more defined contribution plans and one or more defined benefit plans are in effect through 1999, but will be eliminated thereafter.

A qualified plan may allow the participant to direct the employer to make contributions which will not be included in the employee's income (elective deferrals) by entering into a salary reduction agreement with the employer under Section 401(k) of the Code. The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings thereon prior to the earliest of the following events: (i) attainment of age 59 1/2 , (ii) death, (iii) disability, (iv) certain business dispositions and plan terminations or (v) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.

A participant cannot elect to defer annually more than $7,000 ($9,500 as indexed for inflation in 1997) under all salary reduction arrangements in which the individual participates.

Effective for plan years beginning after December 31, 1997, the formula for determining the overall limits on contributions and benefits will include compensation in the form of elective deferrals and excludible contributions under Code Section 457 plans and "cafeteria" plans giving employees a choice between cash or excludible benefits.

A qualified plan must not discriminate in favor of highly compensated employees. Highly compensated participants include five percent owners, employees earning more than $80,000 for the prior year and employees who are in the top 20% of all employees based on compensation. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) plan, which provides for employer matching contributions to employee post-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the non-highly compensated employees, although alternative simplified tests will be available in 1999. In addition, special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to certain highly compensated employees known as "key employees."

Beginning in 1997, 401(k) plans can adopt a "SIMPLE 401(k)" feature which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting and exclusive plan requirements.

If a 401(k) plan or defined contribution plan with an employer match makes contributions to highly compensated employees exceeding applicable nondiscrimination limits for any plan year, the plan may be disqualified unless the excess amounts including earnings are distributed before the close of the next plan year. In addition, the employer is subject to a 10% penalty on any such excess contributions or excess aggregate contributions. The employer may avoid the penalty by distributing the excess contributions or excess aggregate contributions, plus income, within two and one-half months after the close of the plan year. Except where the distribution is de minimis (under $100), the participant receiving any such distribution is taxed on the distribution and the related income for the year of the excess contribution or excess aggregate contribution. Such a distribution is not treated as an impermissible withdrawal by the employee or an eligible rollover distribution and will not be subject to the 10% penalty tax on premature distributions.

Contributions  to a  401(k)  plan or a  defined  contribution  plan as  matching contributions, within the meaning of section 401(m) of the Code, may not be deductible by the employer for a particular taxable year if the plan contributions are attributable to compensation earned by a participant after the end of the taxable year.


TAX ASPECTS OF DISTRIBUTIONS FROM
A PLAN

Amounts held under qualified plans are generally not subject to Federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of the Retirement Account Value among the Investment Options.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, to the extent a distribution is treated as a recovery of post-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty Tax on Premature Distributions," in this section.

Income  Taxation  of  Withdrawals

The amount of any distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of post-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of post-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all post-tax contributions made prior to January 1, 1987 may be withdrawn tax-free prior to withdrawing any taxable amounts.

As discussed in this section in "Certain Rules Applicable to Plan Loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable withdrawal.

Income Taxation of Annuity Payments

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be includible in gross income as ordinary income. The excludible portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) die prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.

Income Taxation of Lump Sum Distributions

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. Under the five-year averaging method (and in certain cases, favorable ten-year averaging and long-term capital gain treatment), the tax on the distribution is calculated separately from taxes on other income for that year. To qualify, the participant must have participated in the plan for at least five years and the distribution must consist of the entire balance to the credit of the participant. The distribution must be made in one taxable year of the recipient and must be made (i) after the participant has attained age 59 1/2 or (ii) on account of the participant's (a) death, (b) separation from service (not applicable to self-employed individuals), or (c) disability (applicable only to self-employed individuals). This provision will be eliminated after December 31, 1999.


Eligible Rollover Distributions

Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly to another qualified plan or an individual retirement arrangement (IRA), or rolled over by the individual to another plan or IRA within 60 days of receipt. Death benefits received by a spousal beneficiary may only be rolled over into an IRA. To the extent a distribution is rolled over, it remains tax deferred. Distributions not rolled over directly are subject to 20% mandatory withholding. See "Federal Income Tax Withholding" in this section.

The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution is one of a series of substantially equal periodic payments made (not less frequently than annually)
(1) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary, or (2) for a specified period of ten years or more. Nondeductible voluntary contributions may not be rolled over.

In addition, none of the following is treated as an eligible rollover distribution:

o  any  distribution  to the  extent  that it is a required  distribution  under
   Section 401(a)(9) of the Code (see "Distribution Requirements and Limits" below);

o certain corrective distributions in plans subject to Sections 401(k), 401(m) or 402(g) of the Code;

o loans that are treated as deemed distributions under Section 72(p) of the Code;

o P.S. 58 costs (incurred if the plan provides life insurance protection for participants);

o dividends paid on employer securities as described in Section 404(k) of the Code; and

o  a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

If distributions eligible for rollover are in fact rolled over, the favorable averaging rules discussed above in "Income Taxation of Lump Sum Distributions" will not be available for any future distributions made before 2000.

Penalty Tax on Premature Distributions

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59 1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan. The specified exceptions are for (a) distributions made on account of the participant's death or disability, (b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary), (c) distributions due to separation from active service after age 55 and (d) distributions used to pay certain extraordinary medical expenses.

Federal Income Tax Withholding

Mandatory Federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another qualified plan or IRA. See the description in this section of "Eligible Rollover Distributions."

With respect to distributions that are not eligible rollover distributions, Federal income tax must be withheld on the taxable portion of pension and annuity payments, unless the recipient elects otherwise. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients, or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

Requests not to withhold Federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct taxpayer identification number and a U.S. residence address.


State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out-of-state income tax withholding, even if Federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under "Eligible Rollover Distributions"). Contact your tax adviser to see how state withholding may apply to your payment.

Distribution Requirements

Distributions from qualified plans generally must commence no later than April 1 of the calendar year following the calendar year in which the participant attains age 70 1/2 (or retires from the employer sponsoring the plan, if later). 5% owners of qualified plans must commence minimum distributions after age 70 1/2 even if they are still working. Distributions can generally be made (1) in a lump sum payment, (2) over the life of the participant, (3) over the joint lives of the participant and his or her designated beneficiary, (4) over a period not extending beyond the life expectancy of the participant or (5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary. The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines. If a designated beneficiary is other than a participant's spouse, certain minimum incidental benefit requirements also apply.

If the participant dies after required distribution has begun, payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, payment of the entire interest year under the plan must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the date that the participant would have attained age 70 1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.

The Code imposes a 15% excise tax on a participant's aggregate excess distributions from all tax-favored retirement plans. The excise tax is in addition to the ordinary income tax due, but is reduced by the amount (if any) of the early distribution penalty tax imposed by the Code. This tax is temporarily suspended for distributions to the participant for the years 1997, 1998 and 1999. However, the excise tax continues to apply for estate tax purposes. In certain cases the estate tax imposed on a deceased participant's estate will be increased if the accumulated value of the participant's interest in tax-favored retirement plans is excessive. The aggregate accumulations will be subject to excise tax in 1997 if they exceed the present value of a hypothetical life annuity paying $160,000 a year.

Spousal Requirements

In the case of many corporate and Keogh plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity (QJSA). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, most plans require that a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are Federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions.

o With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly.

o The amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's non-forfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made.

o For loans made prior to January 1, 1987 and not renewed, modified, renegotiated or extended after December 31, 1986, the $50,000 maximum aggregate loan balance is not required to be reduced, the quarterly amortization requirement does not apply, and the term of a loan may exceed five years if used to purchase the principal residence of the participant or a member of his or her family, as defined in the Code.

o Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

o Loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis.

o Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

o Many plans provide that the participant's spouse must consent in writing to the loan.

o Except to the extent permitted in accordance with the terms of a prohibited transaction exemption issued by DOL, loans are not available (i) in a Keogh (non-corporate) plan to an owner-employee or a partner who owns more than 10% of a partnership or (ii) to 5% shareholders in an S corporation.

o If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax Aspects of Distributions from a Plan" in this section.

o The loan requirements and provisions of Momentum Plus shall apply regardless of the plan administrator's guidelines.

IMPACT OF TAXES TO EQUITABLE LIFE

Under existing Federal income tax law, no taxes are payable on investment income and capital gains of the Investment Funds that are applied to increase the reserves under the Contracts. Accordingly, Equitable Life does not anticipate that it will incur any Federal income tax liability attributable to income allocated to the variable annuity contracts participating in the Investment Funds and it does not currently impose a charge for Federal income tax on this income when it computes Unit values for the Investment Funds. If changes in Federal tax laws or interpretations thereof would result in us being taxed, then we may impose a charge against the Investment Funds (on some or all Contracts) to provide for payment of such taxes.

CERTAIN RULES APPLICABLE TO PLANS
DESIGNED TO COMPLY WITH
SECTION 404(C) OF ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The Momentum Plus Program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the
requirements   of  the  DOL   regulation   are  met.   Equitable  Life  and  its
Representatives shall not be responsible if a plan fails to meet the requirements of Section 404(c).

--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


--------------------------------------------------------------------------------

PART  1:   ADDITIONAL INFORMATION ABOUT THE MOMENTUM PROGRAM         Page   3
PART  2:   HOW WE DEDUCT THE MOMENTUM QUARTERLY                      Page   4
             ADMINISTRATIVE CHARGE
PART  3:   DESCRIPTION OF CONTRIBUTION SOURCES FOR THE MOMENTUM      Page   4
             PROGRAM
PART  4:   ADDITIONAL LOAN PROVISIONS                                Page   5
PART  5:   AUTOMATIC MINIMUM WITHDRAWAL OPTION                       Page   6
PART  6:   ACCUMULATION UNIT VALUES                                  Page   6
PART  7:   CALCULATION OF ANNUITY PAYMENTS                           Page   6
PART  8:   THE REORGANIZATION                                        Page   8
PART  9:   ALLIANCE MONEY MARKET FUND YIELD INFORMATION              Page   8
PART 10:   OTHER YIELD INFORMATION                                   Page   9
PART 11:   DISTRIBUTION                                              Page   9
PART 12:   LONG-TERM MARKET TRENDS                                   Page   9
PART 13:   CUSTODIAN AND INDEPENDENT ACCOUNTANTS                     Page  11
PART 14:   FINANCIAL STATEMENTS                                      Page  11



                     HOW TO OBTAIN THE MOMENTUM STATEMENT OF
                             ADDITIONAL INFORMATION

                Call 1-800-528-0204 or send this request form to:

                 -----------------------------------------------

                        MOMENTUM Administrative Services
                        P.O. Box 2919
                        New York, NY 10116

                 -----------------------------------------------




Please send me a Statement of Additional Information dated May 1, 1997

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                   State                           Zip

                                    MOMENTUM
                     EMPLOYER-SPONSORED RETIREMENT PROGRAMS

                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1997
                                -----------------

                  VARIABLE ANNUITY CONTRACTS FUNDED THROUGH THE
                     INVESTMENT FUNDS OF SEPARATE ACCOUNT A



O  ALLIANCE MONEY MARKET           O  ALLIANCE EQUITY INDEX               ALLIANCE ASSET ALLOCATION SERIES:

O  ALLIANCE INTERMEDIATE           O  ALLIANCE COMMON STOCK                  O  ALLIANCE CONSERVATIVE INVESTORS
   GOVERNMENT SECURITIES
                                   O  ALLIANCE GLOBAL                        O  ALLIANCE BALANCED
O  ALLIANCE QUALITY BOND
                                   O  ALLIANCE INTERNATIONAL                 O  ALLIANCE GROWTH INVESTORS
O  ALLIANCE HIGH YIELD
                                   O  ALLIANCE AGGRESSIVE STOCK
O  ALLIANCE GROWTH &
   INCOME                          O  ALLIANCE SMALL CAP GROWTH



                                   ISSUED BY:
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


--------------------------------------------------------------------------------
Home Office:           1290 Avenue of the Americas, New York, NY  10104

Processing Office:     Momentum Administrative Service
                       P. O. Box 2919
                       New York, N.Y. 10116
--------------------------------------------------------------------------------
This statement of additional information (SAI) is not a prospectus. It should be read in conjunction with the Separate Account A prospectus for MOMENTUM, dated May 1, 1997. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the Processing Office, by calling toll-free, 1-800-528-0204, or by contacting your Equitable Life Representative.
--------------------------------------------------------------------------------








    Copyright 1997 The Equitable Life Assurance Society of the United States,
                            New York, New York 10104
                              All rights reserved.
                              --------------------              Cat. No. 127300
                                    888-1130

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
                                                                           PAGE
--------------------------------------------------------------------------------
Part   1   Additional Information about the MOMENTUM Program                 3
--------------------------------------------------------------------------------
Part   2   How We Deduct the MOMENTUM Quarterly Administrative Charge        4
--------------------------------------------------------------------------------
Part   3   Description of Contribution Sources for the MOMENTUM Program      4
--------------------------------------------------------------------------------
Part   4   Additional Loan Provisions                                        5
--------------------------------------------------------------------------------
Part   5   Automatic Minimum Withdrawal Option                               5
--------------------------------------------------------------------------------
Part   6   Accumulation Unit Values                                          6
--------------------------------------------------------------------------------
Part   7   Calculation of Annuity Payments                                   6
--------------------------------------------------------------------------------
Part   8   The Reorganization                                                8
--------------------------------------------------------------------------------
Part   9   Alliance Money Market Fund Yield Information                      8
--------------------------------------------------------------------------------
Part  10   Other Alliance Yield Information                                  9
--------------------------------------------------------------------------------
Part  11   Distribution                                                      9
--------------------------------------------------------------------------------
Part  12   Long-Term Market Trends                                           9
--------------------------------------------------------------------------------
Part  13   Custodian and Independent Accountants                            11
--------------------------------------------------------------------------------
Part  14   Financial Statements                                             11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PART 1 -- ADDITIONAL INFORMATION ABOUT THE MOMENTUM PROGRAM

MASTER PLAN ELIGIBILITY REQUIREMENTS

Under the Master Plan, the Employer specifies the eligibility requirements for its plan in the participation agreement. The Employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. No more than one year of eligibility service may be required for a 401(k) plan.

The Master Plan provides that a sole proprietor, partner or shareholder may elect not to participate in the plan. However, due to provisions of the Code, all employees may have to be covered under the plan even if they previously elected not to participate.

VESTING UNDER THE MASTER PLAN

Vesting  refers to the  nonforfeitable  portion  of a  Participant's  Retirement
Account Value and loans attributable to Employer and matching contributions, under the Master Plan. The Participant's Retirement Account Value attributable to salary-deferral contributions, post-tax employee contributions, prior plan contributions, qualified non-elective and qualified matching contributions is nonforfeitable at all times.

A Participant will become fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. If the Participant terminates employment before that time, any benefits that have not yet become vested under the plan's vesting schedule will be forfeited. The normal retirement age is 65 under the Master Plan.

Except as described below in the case of certain non-top heavy plans, benefits must vest in accordance with any of the schedules below or one at least as favorable to Participants as Schedule B or C:

               SCHEDULE A   SCHEDULE B   SCHEDULE C
YEARS OF         VESTED       VESTED       VESTED
SERVICE        PERCENTAGE   PERCENTAGE   PERCENTAGE
------------------------------------------------------
      1              0%           0%           0%
      2            100           20            0
      3            100           40          100
      4            100           60          100
      5            100           80          100
      6            100          100          100

If the plan requires more than one year of service for participation, it must use Schedule A or one at least as favorable to Participants.

Provided the Employer plan is not "top-heavy" and does not require more than one year of service for participation, an Employer may, in accordance with provisions of the Master Plan instead elect one of the following vesting schedules or one at least as favorable to Participants:

                  SCHEDULE F        SCHEDULE G
   YEARS OF         VESTED            VESTED
   SERVICE        PERCENTAGE        PERCENTAGE
---------------------------------------------------
 less than 3           0%                0%
      3               20                 0
      4               40                 0
      5               60               100
      6               80               100
      7              100               100

BENEFIT DISTRIBUTIONS

In order for you to begin receiving benefits (including annuity payments) under a Master Plan, your Employer must send us your properly completed election of benefits form and, if applicable, beneficiary designation form. If we receive your properly completed forms on or before the 15th of the month, your benefits will commence as of the close of business on the first Business Day of the next month; if your forms arrive after the 15th, your benefits will commence as of the close of business on the first Business Day of the second following month.

In order for you to begin receiving benefits (including annuity payments) under an individually designed or prototype-defined contribution plan, your Employer must send us a properly completed request for disbursement form. We will send single sum payments to your Plan Trustee as of the close of business on the Business Day we receive a properly completed form. If you wish to receive annuity payments, your Plan Trustee may purchase an annuity contract from us. The annuity contract will be purchased on the Business Day we receive a properly completed form, and payments will commence on that Business Day.

--------------------------------------------------------------------------------
PART 2 -- HOW WE DEDUCT THE MOMENTUM QUARTERLY ADMINISTRATIVE CHARGE

Each calendar quarter we currently deduct an administrative charge of $7.50 or, if less, .50% of the total of your Retirement Account Value plus the amount of any Active Loan from your Retirement Account Value. No deduction is made, however, if your Retirement Account Value equals or exceeds $25,000. We will deduct this charge in a specified order of Sources and Investment Options. The order of Sources is: employer contributions, matching contributions, qualified non-elective and qualified matching contributions, prior plan contributions, elective contributions and post-tax contributions. The order of Investment Options is: Guaranteed Interest Account, Alliance Common Stock, Alliance
Balanced, Alliance Aggressive Stock, Alliance Money Market, Alliance Intermediate Government Securities, Alliance Growth Investors, Alliance Conservative Investors, Alliance High Yield, Alliance Global, Alliance Growth & Income, Alliance Equity Index, Alliance Quality Bond, Alliance International and Alliance Small Cap Growth Funds.

For example, on the last Business Day of a calendar quarter we will first attempt to deduct the administrative charge from employer contributions within the Guaranteed Interest Account. If there is no money in the Guaranteed Interest Account, we will attempt to deduct the charge from the Alliance Common Stock Fund, then Alliance Balanced, etc. If there are no employer contributions in any of the Investment Options, we will go to the next Source, employer matching contributions, and attempt to deduct the charge from the Investment Options in the same order described above.

--------------------------------------------------------------------------------
PART 3 -- DESCRIPTION OF CONTRIBUTION SOURCES FOR THE MOMENTUM PROGRAM

There are six types of sources of contributions under qualified plans:

EMPLOYER CONTRIBUTIONS

These are contributions made to a plan for the benefit of Participants and beneficiaries by the Employer not covered by the remaining sources.

MATCHING CONTRIBUTIONS

These are Employer Contributions which are allocated to a Participant's account under a plan by reason of the Participant's post-tax contributions or elective contributions to the plan.

POST-TAX CONTRIBUTIONS

These are after-tax contributions made by a Participant in accordance with the terms of a plan.

SALARY-DEFERRAL CONTRIBUTIONS

These are contributions to a plan that are made pursuant to a cash or deferred election (normally in accordance with the terms of a qualified cash or deferred arrangement under Section 401(k) of the Code).

PRIOR PLAN CONTRIBUTIONS

These are contributions that are transferred or rolled over from another qualified plan or a conduit IRA (as described in Section 408(d)(3)(A)(ii) of the Code).

QUALIFIED NON-ELECTIVE AND QUALIFIED MATCHING CONTRIBUTIONS

These are employer contributions made pursuant to the terms of a plan subject to either or both of the special nondiscrimination tests applicable to plans that are subject to Section 401(k) (qualified cash or deferred arrangements) or
Section 401(m) (applicable to plans that accept matching contributions and/or post-tax contributions) of the Code. Such qualified non-elective and qualified matching contributions are made by an Employer in order to meet the requirements of either or both of the nondiscrimination tests set forth in Section 401(k) and 401(m) of the Code. This Source is called the Employer 401(k) Account in the Master Plan.

--------------------------------------------------------------------------------
PART 4 -- ADDITIONAL LOAN PROVISIONS

Under the MOMENTUM  Contract,  (1) the minimum  amount of the loan is $1,000 and
(2) the maximum amount of the loan is 50% of the Participant's vested Retirement Account Value. In no event may any plan loan be greater than $50,000 less the highest outstanding loan balance in the preceding twelve calendar months. You may specify from which Investment Options the plan loan is to be deducted when you request the loan. The loan term must comply with applicable law. See the prospectus "Part 8: Federal Tax and ERISA Matters."

If there is a loan outstanding under an EQUI-VEST Corporate Trusteed Contract and you convert it to the MOMENTUM Contract, the retirement Account Value established for the Participant under the MOMENTUM Contract will be equal to the Annuity Account Value under the EQUI-VEST Contract, less the principal amount of the loan outstanding on the effective date of conversion. That is, the annuity Account Value under the EQUI-VEST Contract will be reduced by the principal amount of the loan. Amounts that were in the EQUI-VEST loan reserve account in excess of the principal balance of the loan may be withdrawn or transferred, subject to any restrictions in the MOMENTUM Contract.

If you, as the employer, are transferring plan assets to the MOMENTUM Program, outstanding plan loans may also be transferred to the MOMENTUM Contract. We refer to these loans as "takeover loans." There will be no contingent withdrawal charge imposed if a takeover loan defaults. Nor will such loans, if defaulted, be deemed withdrawals for purposes of calculating the minimum death benefits. Repayments of takeover loans will be allocated to the Guaranteed Interest Account. Loans converted from EQUI-VEST Corporate Trusteed to MOMENTUM are not takeover loans.

--------------------------------------------------------------------------------
PART 5 -- AUTOMATIC MINIMUM WITHDRAWAL OPTION

If you elect this feature designed for Participants age 70 1/2 or older, described in the prospectus, each year we calculate your minimum distribution amount by using the Retirement Account Value as of December 31 of the prior calendar year and then calculating the minimum distribution amount based on the various choices you make.

You may choose whether the Automatic Minimum Withdrawal Option will be calculated based on your life expectancy alone, or based on the joint life expectancies of you and your spouse. You may also choose (1) to have us recalculate your life expectancy (or joint life expectancy) each year, or (2) not recalculate your life expectancy. If you have chosen a joint-life expectancy method of calculation with your spouse, you may choose to either have both lives recalculated or not recalculated.

When we recalculate life expectancy, that means that each calendar year we see what each individual's life expectancy is under Treasury Regulations. If life expectancy is not recalculated, it means that it is determined once, for the initial year, and in every subsequent year that number is reduced by one more year.

If you do not specify a method, we will base a calculation on your life expectancy alone, recalculating it each year. If you do not specify that we should recalculate life expectancy, you cannot later apply your Retirement Account Value to an annuity payout.

The minimum distribution calculation takes into account partial withdrawals made during the current calendar year but prior to the date we determine your minimum distribution amount, except that when the Automatic Minimum Withdrawal Option is elected in the year in which the Participant attains age 71 1/2, no adjustment for partial withdrawals will be made for any withdrawals made between January 1 and April 1 of the year in which the election is made.

Automatic Minimum Withdrawal Option should not be elected if the Participant continues to work beyond age 70 1/2 and contributions continue to be made into the Contract. To do so could result in an insufficient distribution. You must request the amount to be separately calculated each year to ensure that you withdraw the correct amount.

Note that our Automatic Minimum Withdrawal option does not provide for all the flexibility provided by Federal law. For example, Federal law permits you to recalculate your life expectancy and not your spouse's and to choose the joint-life expectancy method with a beneficiary other than your spouse. See your tax advisor.

--------------------------------------------------------------------------------
PART 6 -- ACCUMULATION UNIT VALUES

Accumulation Unit Values are determined at the end of each Valuation Period for each of the Investment Funds. The Accumulation Unit Values may vary. The method of calculating Accumulation Unit Values is set forth below.

The Accumulation Unit Value for an Investment Fund for any Valuation Period is equal to the Accumulation Unit Value for the preceding Valuation Period multiplied by the Net Investment Factor for that Investment Fund for that Valuation Period. The NET INVESTMENT FACTOR is

(a/b) - c where:

(a) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the Valuation Period before giving effect to any amounts allocated to or withdrawn from the Investment Fund for the Valuation Period. For this purpose, we use the share value reported to us by the Trust. This share value is after deduction for investment advisory fees and direct expenses of the Trust.

(b) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the preceding Valuation Period (after any amounts allocated or withdrawn for that Valuation Period).

(c) is the daily Separate Account asset charge for the expenses of the contracts times the number of calendar days in the Valuation Period, plus any charge for taxes or amounts set aside as a reserve for taxes.

--------------------------------------------------------------------------------
PART 7 -- CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payment under a Contract takes into account the number of annuity units of each Investment Fund credited under a Contract, their respective annuity unit values, and a Net Investment Factor. Annuity unit values will also vary by Investment Fund.

For each Valuation Period, the adjusted Net Investment Factor is equal to the Net Investment Factor for the Fund reduced for each day in the Valuation Period by:

o .00013366 of the Net Investment Factor for a Contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the Net Investment Factor for a Contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the Business Day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guarantee in the Contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the Annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the Investment Fund(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the Valuation Period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the Valuation Periods ending in that month.

Illustration of Calculation of Annuity Payments. To show how we determine variable annuity payments, assume that the Retirement Account Value on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected Investment Fund for the Valuation Period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the Contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 1996, the annuity payment due in December 1996 would be $95.19 (the number of units (26.74) times $3.56).

The examples below (which exclude the Alliance Small Cap Growth Portfolio) show what the annuity payment would have been for December 31, 1996 for each base rate of net investment return, assuming that $100,000 was applied at the beginning of each period shown, for a female age 75, to purchase a variable Life Annuity with 10 Years Period Certain, with initial payment of $714.56 and $793.28, using assumed base rates of 3.5% and 5.0% respectively:

                BASE     ONE        THREE      FIVE        TEN       SINCE
                RATE     YEAR       YEARS      YEARS       YEARS    INCEPTION
--------------------------------------------------------------------------------
Alliance
  Money
  Market        3.50%    $716.35    $716.17    $693.91     $784.55      --
                5.00%     786.19     763.37     718.20      756.54      --
Alliance
Intermediate
  Government
  Securities    3.50%     704.51     693.82     735.97       --       $795.66
                5.00%     773.18     739.68     762.03       --        814.86
Alliance
  Quality
  Bond          3.50%     705.88     712.40      --          --        700.37
                5.00%     774.68     759.48      --          --        743.94
Alliance
  High Yield    3.50%     816.26     866.87   1,089.16    1,274.03      --
                5.00%     898.03     924.16   1,127.73    1,226.45      --
Alliance
  Growth &
  Income        3.50%     762.11     854.36      --          --        842.06
                5.00%     836.40     910.83      --          --        894.45
Alliance
  Equity
  Index         3.50%     788.28      --         --          --        996.12
                5.00%     865.12      --         --          --      1,064.50
Alliance
  Common        3.50%     795.02     935.87   1,094.81    1,817.17      --
  Stock         5.00%     872.52     998.23   1,134.75    1,757.73      --

Alliance        3.50%     750.83     853.12   1,018.75       --      1,236.19
  Global        5.00%     824.02     909.50   1,054.81       --      1,201.33

Alliance        3.50%     733.56      --         --          --        783.75
  International 5.00%     805.07      --         --          --        850.99

Alliance
  Aggressive    3.50%     820.36     945.07     972.33    2,254.89      --
  Stock         5.00%     900.34   1,006.33   1,003.82    2,157.52      --

The Alliance
  Asset
  Allocation
  Series:

Alliance
  Conservative  3.50%     700.57     735.13     782.52       --        923.66
  Investors     5.00%     768.86     783.71     810.23       --        925.54

Alliance        3.50%     739.57     739.97     733.51    1,141.76      --
  Balanced      5.00%     811.66     789.22     759.86    1,104.16      --

Alliance
  Growth        3.50%     743.76     827.28     908.98       --      1,398.03
  Investors     5.00%     816.26     881.95     941.16       --      1,400.88

--------------------------------------------------------------------------------
PART 8 -- THE REORGANIZATION

Equitable Life established Separate Account A as a stock account on August 1, 1968. It was one of four separate investment accounts used to fund retirement benefits under variable annuity certificates issued by us. Each of these separate accounts, which included the predecessors to the Alliance Money Market Fund, the Alliance Balanced Fund, the Alliance Common Stock Fund and the Alliance Aggressive Stock Fund, was organized as an open-end management investment company, with its own investment objectives and policies.
Collectively these separate accounts, as well as two other separate accounts which had been used to fund retirement benefits under certain other annuity contracts, are called the Predecessor Separate Accounts.

On December 18, 1987, the Predecessor Separate Accounts were combined in part and reorganized into the Alliance Money Market, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds of the Separate Account. In connection with the Reorganization, all of the assets and investment-related liabilities of the Predecessor Separate Accounts were transferred to a corresponding portfolio of The Equitable Trust in exchange for shares of the portfolios of The Equitable Trust, which were issued to these corresponding Investment Funds of the Separate Account. As described in "Part 3: Investment Performance" in the prospectus, on September 6, 1991, all of the shares of The Equitable Trust held by these Investment Funds were replaced by shares of Portfolios of The Hudson River Trust corresponding to these Investment Funds of the Separate Account.

--------------------------------------------------------------------------------
PART 9 -- ALLIANCE MONEY MARKET FUND YIELD INFORMATION

The Alliance Money Market Fund calculates yield information for seven-day periods. To determine the seven-day rate of return, the net change in an Accumulation Unit Value is computed by subtracting the Accumulation Unit Value at the beginning of the period from an Accumulation Unit Value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average administrative charge factor for your contract. This reduction is made to recognize the deduction of the annual administrative charge, which is not reflected in the unit value. See the applicable "Administrative Charge" section in Part 8 of the prospectus. Accumulation Unit Values reflect all other accrued expenses of the Alliance Money Market Fund.

The adjusted net change is divided by the Accumulation Unit Value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.

The actual dollar amount of the quarterly administrative charge that is deducted from the Alliance Money Market Fund will vary for each Participant depending upon how the Retirement Account Value is allocated among the Investment Options. To determine the effect of the quarterly administrative charge on the yield, we start with the total dollar amount of the charges deducted from the Fund during the twelve month period ending on the last day of the prior year divided by 4. This amount is multiplied by 7/91.25 to produce an average administrative charge factor which is used in all weekly yield computations for the ensuing quarter. The average administrative charge is then divided by the number of Momentum Alliance Money Market Fund Accumulation Units as of the end of the prior calendar year, and the resulting quotient is deducted from the net change in Accumulation Unit Value for the seven-day period.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Alliance Money Market Fund's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return +1) 365/7-1. The Alliance Money Market Fund yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of Accumulation Units of the Alliance Money Market Fund will fluctuate and not remain constant.

The Alliance Money Market Fund yields reflect charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. The Alliance Money Market Fund yields should not be compared to the return on fixed-rate investments which guarantee rates of interest for specified periods, such as the Guaranteed Interest Account or bank deposits. The yield should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis.

The seven-day current yield for the Alliance Money Market Fund was 3.67% for the period ended December 31, 1996. The effective yield for the Alliance Money Market Fund for that period was 3.72%. Because these yields reflect the deduction of Separate Account expenses, including the quarterly administrative charge, they are lower than the corresponding yield figures for the Alliance Money Market Portfolio which reflect only the deduction of Trust-level expenses.

--------------------------------------------------------------------------------
PART 10 -- OTHER ALLIANCE YIELD INFORMATION

The effective yield is obtained by giving effect to the compounding nature of the Fund's investments, as follows: the sum of the 30-day adjusted return, plus one, is raised to a power equal to 365 divided by 30, and subtracting one from the result.

The 30-day yields for the period ended December 31, 1996 were 3.98% for the Alliance Intermediate Government Securities Fund, 4.37% for the Alliance Quality Bond Fund and 9.07% for the Alliance High Yield Fund. Because these yields reflect the deduction of Separate Account expenses, including the annual administrative charge, they are lower than the yield figures for the corresponding Portfolios which reflect only the deduction of Trust-level expenses.

--------------------------------------------------------------------------------
PART 11 -- DISTRIBUTION

EQ Financial Consultants, Inc. (EQF), a wholly owned subsidiary of Equitable Life, performs all sales functions for the Separate Account and may be deemed to be its principal underwriter under the 1940 Act. EQF is also the principal underwriter of the Trust. EQF is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the National Association of Securities Dealers, Inc. EQF's principal business address is 1755 Broadway, New York, New York 10019. MOMENTUM is sold by Equitable Life Representatives who are registered representatives of EQF.

--------------------------------------------------------------------------------
PART 12 -- LONG-TERM MARKET TRENDS

As a tool for understanding how different investment strategies may affect long-term results, it may be useful to consider the historical returns on different types of assets. The following charts present historical return trends for various types of securities. The information presented, while not directly related to the performance of the Investment Funds, helps to provide a perspective on the potential returns of different asset classes over different periods of time. By combining this information with your knowledge of your own financial needs (e.g., the length of time until you retire, your financial requirements at retirement), you may be able to better determine how you wish to allocate plan contributions among the Investment Options available under your plan.

Historically, the long-term investment performance of common stocks has generally been superior to that of long or short-term debt securities. For those investors who have many years until retirement, or whose primary focus is on long-term growth potential and protection against inflation, there may be advantages to allocating some or all of their Annuity or Retirement Account Value to those Investment Funds that invest in stocks.

                    Growth of $1 Invested on January 1, 1956
                      (Values as of the last business day)

                               [GRAPHIC OMITTED]

The following table of values was represented graphically as a shaded line graph entitled "Growth of $1 Invested on January 1, 1956 (Values are as of last business day)" which appears on page 10 of the printed Statement of Additional
Information:

                                 Common Stocks    Inflation
                                 -------------    ---------
                     1956                 1.07         1.03
                     1957                 0.95         1.06
                     1958                 1.36         1.08
                     1959                 1.53         1.09
                     1960                 1.53         1.11
                     1961                 1.95         1.12
                     1962                 1.78         1.13
                     1963                 2.18         1.15
                     1964                 2.54         1.16
                     1965                 2.86         1.19
                     1966                 2.57         1.23
                     1967                 3.18         1.26
                     1968                 3.54         1.32
                     1969                 3.24         1.40
                     1970                 3.37         1.48
                     1971                 3.85         1.53
                     1972                 4.58         1.58
                     1973                 3.91         1.72
                     1974                 2.87         1.93
                     1975                 3.94         2.07
                     1976                 4.88         2.17
                     1977                 4.53         2.31
                     1978                 4.83         2.52
                     1979                 5.72         2.86
                     1980                 7.57         3.21
                     1981                 7.20         3.50
                     1982                 8.74         3.64
                     1983                10.71         3.77
                     1984                11.38         3.92
                     1985                15.04         4.07
                     1986                17.81         4.12
                     1987                18.75         4.30
                     1988                21.90         4.49
                     1989                28.79         4.70
                     1990                27.88         4.99
                     1991                36.40         5.14
                     1992                39.19         5.29
                     1993                43.10         5.43
                     1994                43.67         5.58
                     1995                60.01         5.72
                     1996                73.86         5.92

Over shorter periods of time, however, common stocks tend to be subject to more dramatic changes in value than fixed-income (debt) securities. Investors who are nearing retirement age, or who have a need to limit short-term risk, may find it preferable to allocate a smaller percentage of their Annuity or Retirement Account Value to those Investment Funds that invest in common stocks. The following graph illustrates the monthly fluctuations in value of $1 based on monthly returns of the Standard & Poor's 500 during 1990, a year that reflects the volatility inherent in the investment of common stocks.

                    Growth of $1 invested on January 1, 1990
                      (Values are as of last business day)

                                [GRAPHIC OMITTED]

The following table of values was represented graphically as a line graph entitled "Growth of $1 invested on January 1, 1990 (Values are as of last business day)" which appears on page 10 of the printed Statement of Additional
Information:

                             Intermediate Term
                              Government Bonds            Common Stocks
                              ----------------            -------------
             1/1/90                       1.00                    1.00
             Jan                          0.99                    0.93
             Feb                          0.99                    0.94
             Mar                          0.99                    0.97
             Apr                          0.98                    0.95
             May                          1.01                    1.04
             Jun                          1.02                    1.03
             Jul                          1.04                    1.03
             Aug                          1.03                    0.93
             Sep                          1.04                    0.89
             Oct                          1.06                    0.89
             Nov                          1.08                    0.94
             Dec                          1.10                    0.97

The following chart illustrates average annual rates of return over selected time periods between December 31, 1926 and December 31, 1996 for different types of securities: common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds and U.S. Treasury Bills. For comparison purposes, the Consumer Price Index is shown as a measure of inflation. The average annual returns shown in the chart reflect capital appreciation and assume the reinvestment of dividends and interest. No investment management fees or expenses, and no charges typically associated with deferred annuity products, are reflected. The information presented is merely a summary of past experience for unmanaged groups of securities and is neither an estimate nor guarantee of future performance. Any investment in securities, whether equity or debt, involves varying degrees of potential risk, in addition to offering varying degrees of potential reward.

The rates of return illustrated do not represent returns of the Separate Account. In addition, there is no assurance that the performance of the Investment Funds will correspond to rates of return such as those illustrated in the chart.

For a comparative illustration of performance results of the Investment Funds (which reflect the Trust and Separate Account charges), see "Investment Fund Performance" in Part 3 of the prospectus.

--------------------------------------------------------------------------------
                                 MARKET TRENDS:
                       ILLUSTRATIVE ANNUAL RATES OF RETURN

                                            LONG-TERM   LONG-TERM    INTERMEDIATE-                  CONSUMER
FOR THE FOLLOWING PERIODS         COMMON      GOVT.     CORPORATE        TERM        U.S. TREASURY    PRICE
     ENDING 12/31/96:             STOCKS     BONDS        BONDS       GOVT. BONDS        BILLS        INDEX
----------------------------    --------- ------------ ------------  --------------  -------------- -----------
1 Year.....................       23.07%    -0.93%        1.40%         2.10%           5.21%         3.58%
3 Years ...................       19.66      6.36         6.72          4.19            4.90          2.93
5 Years....................       15.20      8.98         8.52          6.17            4.22          2.89
10 Years...................       15.28      9.39         9.48          7.77            5.46          3.70
20 Years...................       14.55      9.54         9.71          9.14            7.28          5.15
30 Years...................       11.85      7.75         8.24          8.27            6.73          5.39
40 Years...................       11.18      6.51         6.99          7.08            5.80          4.47
50 Years...................       12.59      5.33         5.76          5.89            4.89          4.08
60 Years...................       11.19      5.06         5.38          5.32            4.10          4.13
Since 1926.................       10.71      5.08         5.64          5.21            3.74          3.12
   Inflation Adjusted
     since 1926............        7.36      1.90         2.44          2.02            0.60

SOURCE:  Ibbotson,  Roger G., and Rex A. Sinquefield,  Stocks, Bonds, Bills, and
Inflation (SBBI), 1982, updated in Stocks, Bonds, Bills and Inflation 1996 Yearbook, Ibbotson Associates, Inc., Chicago. All rights reserved.

COMMON STOCKS (S&P 500) -- Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

LONG-TERM GOVERNMENT BONDS -- Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty-year maturity and a reasonably current coupon.

LONG-TERM CORPORATE BONDS -- For the period 1969-1995, represented by the Salomon Brothers Long-Term, High-Grade Corporate Bond Index; for the period 1946-1968, the Salomon Brothers Index was backdated using Salomon Brothers monthly yield data and a methodology similar to that used by Salomon Brothers for 1969-1995; for the period 1927-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty-year maturity.

INTERMEDIATE-TERM   GOVERNMENT  BONDS  --  Measured  by  a  one-bond   portfolio
constructed each year containing a bond with approximately a five-year maturity.

U.S. TREASURY BILLS -- Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

INFLATION -- Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

--------------------------------------------------------------------------------
PART 13 -- CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for the shares of The Hudson River Trust owned by the Separate Account.

The financial statements as of December 31, 1996 and for each of the two years in the period then ended for the Separate Account and the financial statements as of December 31, 1996 and December 31, 1995 and for each of the three years ended December 31, 1996 for Equitable Life have been audited by Price Waterhouse LLP, as stated in its reports. These financial statements included in this SAI have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
PART 14 -- FINANCIAL STATEMENTS

The consolidated financial statements of The Equitable Life Assurance Society of the United States included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the Contracts.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Common Stock Fund,
Intermediate Government Securities Fund, Money Market Fund, Balanced Fund, Aggressive Stock Fund, Growth Investors Fund, Conservative Investors Fund, High Yield Fund, Global Fund, Growth & Income Fund, Quality Bond Fund, Equity Index Fund and International Fund, separate investment funds of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 1996, the results of each of their operations and changes in each of their net assets for the periods indicated in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares in The Hudson River Trust at December 31, 1996 with the transfer agent, provide a reasonable basis for the opinion expressed above. The unit value information presented in Note 6 for the year ended December 31, 1992 and for each of the periods indicated prior thereto, were audited by other independent accountants whose report dated February 16, 1993 expressed an unqualified opinion on the financial statements containing such information.





Price Waterhouse LLP
New York, New York
February 10, 1997


                                     FSA-1

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996



                                                                                                              INTERMEDIATE
                                                                                    COMMON                     GOVERNMENT
                                                                                    STOCK                      SECURITIES
                                                                                     FUND                         FUND
                                                                              -----------------           -------------------


ASSETS:
Investments in shares of The Hudson River Trust, at market value (Note 2):
  Cost: $3,561,855,207..................................................        $4,335,729,549
            29,929,472..................................................                                         $29,956,488
            94,721,024..................................................
         1,095,836,659..................................................
         2,874,726,262..................................................
           508,888,790..................................................
            82,715,248..................................................
            77,333,927..................................................
           447,059,909..................................................
           145,853,361..................................................
            26,450,265..................................................
           251,489,348..................................................
            96,579,363..................................................
Receivable for The Hudson River Trust shares sold.......................                    --                            --
Due from Equitable Life's General Account (Note 3)......................            10,481,008                       728,944
                                                                                --------------                   -----------
           Total assets.................................................         4,346,210,557                    30,685,432
                                                                                --------------                   -----------

LIABILITIES:
Payable for The Hudson River Trust shares purchased.....................             9,509,685                       726,896
Due to Equitable Life's General Account (Note 3)........................                    --                            --
Net accumulated amount of (i) mortality risk, death benefit, expense and expense risk charges and (ii) mortality and other gains and
   losses retained by Equitable Life (Note 3)...........................             4,002,772                       530,344
                                                                                --------------                   -----------

           Total liabilities............................................            13,512,457                     1,257,240
                                                                                --------------                   -----------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS (NOTE 5).....................        $4,332,698,100                   $29,428,192
                                                                                ==============                   ===========


EQUI-VEST Contracts:
   Unit Value...........................................................        $       199.05
                                                                                ==============
   Units Outstanding....................................................            16,933,077
                                                                                ==============
Old Contracts:
   Unit Value...........................................................        $       246.57
                                                                                ==============
   Units Outstanding....................................................               345,375
                                                                                ==============
EQUIPLAN Contracts:
   Unit Value...........................................................        $       267.08                   $     51.34
                                                                                ==============                   ===========
   Units Outstanding....................................................                95,900                        54,504
                                                                                ==============                   ===========
Momentum Contracts:
   Unit Value...........................................................        $       199.05                   $    112.40
                                                                                ==============                   ===========
   Units Outstanding....................................................               519,338                         9,968
                                                                                ==============                   ===========
Momentum Plus Contracts: 135 B.P.
   Unit Value...........................................................        $       162.39                   $    108.45
                                                                                ==============                   ===========
   Units Outstanding....................................................             1,038,789                        81,035
                                                                                ==============                   ===========
Enhanced Momentum Plus Contracts: 100 B.P.
   Unit Value...........................................................        $       125.89                   $    105.75
                                                                                ==============                   ===========
   Units Outstanding....................................................               140,022                         2,456
                                                                                ==============                   ===========
EQUI-VEST Series 300 and 400 Contracts:
   Unit Value...........................................................        $       155.42                   $    112.40
                                                                                ==============                   ===========
   Units Outstanding....................................................             3,457,482                       146,433
                                                                                ==============                   ===========




                                                                                        MONEY
                                                                                       MARKET                     BALANCED
                                                                                        FUND                        FUND
                                                                                ------------------            ----------------
ASSETS:
Investments in shares of The Hudson River Trust, at market value (Note 2):
Cost: $3,561,855,207....................................................
          29,929,472....................................................
          94,721,024....................................................           $94,367,905
       1,095,836,659....................................................                                      $1,122,444,797
       2,874,726,262....................................................
         508,888,790....................................................
          82,715,248....................................................
          77,333,927....................................................
         447,059,909....................................................
         145,853,361....................................................
          26,450,265....................................................
         251,489,348....................................................
          96,579,363....................................................
Receivable for shares of The Hudson River Trust.........................                    --                            --
Due from Equitable Life's General Account (Note 3)......................             3,735,501                     1,213,821
                                                                                   -----------                --------------
           Total assets.................................................            98,103,406                 1,123,658,618
                                                                                   -----------                --------------

LIABILITIES:
Payable for The Hudson River Trust shares purchased.....................             3,722,471                       931,572
Due to Equitable Life's General Account (Note 3)........................                    --                            --
Net accumulated amount of (i) mortality risk, death benefit, expense and expense risk charges and (ii) mortality and other gains and
   losses retained by Equitable Life (Note 3)...........................               566,137                       991,204
                                                                                   -----------                --------------
           Total liabilities............................................             4,288,608                     1,922,776
                                                                                   -----------                --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS (NOTE 5).....................           $93,814,798                $1,121,735,842
                                                                                   ===========                ==============


EQUI-VEST Contracts:
   Unit Value...........................................................           $     28.28                $        34.06
                                                                                   ===========                ==============
   Units Outstanding....................................................             1,013,504                    28,319,497
                                                                                   ===========                ==============
Old Contracts:
   Unit Value...........................................................           $     33.52
                                                                                   ===========
   Units Outstanding....................................................               129,377
                                                                                   ===========
EQUIPLAN Contracts:
   Unit Value...........................................................

   Units Outstanding....................................................

Momentum Contracts:
   Unit Value...........................................................           $     28.28                $        34.06
                                                                                   ===========                ==============
   Units Outstanding....................................................               240,469                     1,056,984
                                                                                   ===========                ==============
Momentum Plus Contracts: 135 B.P.
   Unit Value...........................................................           $    111.75                $       120.01
                                                                                   ===========                ==============
   Units Outstanding....................................................               307,236                       417,374
                                                                                   ===========                ==============
Enhanced Momentum Plus Contracts: 100 B.P.
   Unit Value...........................................................           $    105.65                $       114.16
                                                                                   ===========                ==============
   Units Outstanding....................................................                13,091                        48,342
                                                                                   ===========                ==============
EQUI-VEST Series 300 and 400 Contracts:
   Unit Value...........................................................           $    111.21                $       119.26
                                                                                   ===========                ==============
   Units Outstanding....................................................               164,510                       547,899
                                                                                   ===========                ==============


See Notes to Financial Statements.

                                     FSA-2



  AGGRESSIVE         GROWTH         CONSERVATIVE     HIGH                       GROWTH &    QUALITY         EQUITY
     STOCK         INVESTORS         INVESTORS       YIELD        GLOBAL        INCOME        BOND           INDEX     INTERNATIONAL
     FUND             FUND              FUND         FUND          FUND          FUND         FUND           FUND           FUND
  -------------  ---------------  --------------  -----------  ------------  ------------  -----------  -------------  -------------








 $2,978,162,769
                  $530,496,700
                                  $85,864,836
                                                 $78,578,208
                                                               $496,558,219
                                                                             $164,318,806
                                                                                           $26,718,392
                                                                                                        $275,271,126
                                                                                                                       $97,814,272
 $    3,430,056             --             --             --             --            --           --            --            --
             --      3,672,772        202,365        883,577      2,467,309       187,056       39,620     2,469,315     1,345,033
 --------------   ------------    -----------    -----------   ------------  ------------  -----------  ------------   -----------
  2,981,592,825    534,169,472     86,067,201     79,461,785    499,025,528   164,505,862   26,758,012   277,740,441    99,159,305
 --------------   ------------    -----------    -----------   ------------  ------------  -----------  ------------   -----------

             --      3,642,884        197,565        879,253      2,439,129       177,589       38,118     2,453,538     1,339,777
      2,870,406             --             --             --             --            --           --            --            --



      2,148,689      1,115,959        618,084        621,294      1,132,134       821,976      370,628       940,199       631,968
 --------------   ------------    -----------    -----------   ------------  ------------  -----------  ------------   -----------

      5,019,095      4,758,843        815,649      1,500,547      3,571,263       999,565      408,746     3,393,737     1,971,745
 --------------   ------------    -----------    -----------   ------------  ------------  -----------  ------------   -----------
 $2,976,573,730   $529,410,629    $85,251,552    $77,961,238   $495,454,265  $163,506,297  $26,349,266  $274,346,704   $97,187,560
 ==============   ============    ===========    ===========   ============  ============  ===========  ============   ===========



 $        82.91
 ==============
     27,944,829
 ==============











 $        82.91   $     133.40    $    117.25    $    137.53   $     138.00   $    143.37  $    112.65  $     164.12   $    112.83
 ==============   ============    ===========    ===========   ============   ===========  ===========  ============   ===========
      1,280,795        110,156         18,037         17,693        116,291   $    40,724        7,151        50,637   $    19,243
 ==============   ============    ===========    ===========   ============   ===========  ===========  ============   ===========

 $       157.31   $     134.95    $    114.99    $    146.80   $     140.51   $    143.63  $    118.87  $     164.08   $    112.81
 ==============   ============    ===========    ===========   ============   ===========  ===========  ============   ===========
      1,069,755        508,163        136,101         94,258        459,301       121,071       28,090       128,114        54,264
 ==============   ============    ===========    ===========   ============   ===========  ===========  ============   ===========

 $       125.54   $     116.95    $    109.47    $    127.46   $     116.37   $    123.61  $    108.84  $     129.70   $    112.96
 ==============   ============    ===========    ===========   ============   ===========  ===========  ============   ===========
        108,967         14,660          4,631          5,119         12,859         3,028        1,346         4,356        20,736
 ==============   ============    ===========    ===========   ============   ===========  ===========  ============   ===========

 $       149.41   $     133.40    $    117.25    $    137.53   $     138.00   $    143.37  $    112.65  $     164.12   $    112.83
 ==============   ============    ===========    ===========   ============   ===========  ===========  ============   ===========
      2,468,117      3,325,391        566,674        443,564      2,994,609       975,463      195,675     1,486,286       763,266
 ==============   ============    ===========    ===========   ============   ===========  ===========  ============   ===========


                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996


                                                                                                                      INTERMEDIATE
                                                                                           COMMON                      GOVERNMENT
                                                                                            STOCK                      SECURITIES
                                                                                            FUND                          FUND
                                                                                     ------------------              --------------
INCOME AND EXPENSES:
  Investment Income (Note 2):
    Dividends from The Hudson River Trust......................................           $ 31,566,792                  $1,519,758
                                                                                          ------------                  ----------

Expenses (Note 3):
  Mortality risk, death benefit, expense
    and expense risk charges...................................................             46,430,265                     331,809
  Financial accounting charges.................................................              7,403,072                       2,282
                                                                                          ------------                  ----------

      Total expenses...........................................................             53,833,337                     334,091

Less: Reduction for expense limitation.........................................              3,610,439                       6,759
                                                                                          ------------                  ----------

      Net expenses.............................................................             50,222,898                     327,332
                                                                                          ------------                  -----------

NET INVESTMENT INCOME (LOSS)...................................................            (18,656,106)                  1,192,426
                                                                                          ------------                  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 2):
  Realized gain (loss) on investments..........................................             39,373,745                     (84,183)
  Realized gain distribution from The Hudson River Trust.......................            427,747,972                          --
                                                                                          ------------                  ----------
    Net realized gain (loss)...................................................            467,121,717                     (84,183)
  Change in unrealized appreciation / depreciation
    of investments.............................................................            326,272,321                    (386,046)
                                                                                          ------------                  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS...............................................................            793,394,038                    (470,229)
                                                                                          ------------                  ----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS (NOTE 2)...........................................           $774,737,932                  $  722,197
                                                                                          ============                  ==========





                                                                                           MONEY
                                                                                          MARKET                  BALANCED
                                                                                           FUND                     FUND
                                                                                     --------------            ---------------
INCOME AND EXPENSES:
  Investment Income (Note 2):
    Dividends from The Hudson River Trust......................................         $4,218,305               $ 34,404,660
                                                                                        ----------               ------------

Expenses (Note 3):
  Mortality risk, death benefit, expense
    and expense risk charges...................................................          1,074,903                 13,751,604
  Financial accounting charges.................................................             81,875                  2,377,664
                                                                                        ----------               ------------

    Total expenses.............................................................          1,156,778                 16,129,268

Less: Reduction for expense limitation.........................................             61,777                  1,391,968
                                                                                        ----------               ------------

    Net expenses...............................................................          1,095,001                 14,737,300
                                                                                        ----------               ------------

NET INVESTMENT INCOME (LOSS)...................................................          3,123,304                 19,667,360
                                                                                        ----------               ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 2):
  Realized gain (loss) on investments..........................................            137,830                 10,957,701
  Realized gain distribution from The Hudson River Trust.......................                 --                 89,931,643
                                                                                        ----------               ------------
    Net realized gain (loss)...................................................            137,830                100,889,344
  Change in unrealized appreciation / depreciation
    of investments.............................................................             15,587                (15,177,682)
                                                                                        ----------               ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS...............................................................            153,417                 85,711,662
                                                                                        ----------               ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS (NOTE 2)...........................................         $3,276,721               $105,379,022
                                                                                        ==========               ============

-------------------------

See Notes to Financial Statements.

                                     FSA-4




 AGGRESSIVE       GROWTH         CONSERVATIVE      HIGH                        GROWTH &       QUALITY       EQUITY
    STOCK        INVESTORS        INVESTORS        YIELD        GLOBAL         INCOME         BOND          INDEX     INTERNATIONAL
    FUND           FUND              FUND          FUND          FUND           FUND          FUND          FUND           FUND
 ----------      -----------     -----------   -----------   -----------     ----------    -----------   ------------   -----------


$  6,308,285     $10,897,241     $3,720,544    $5,697,177    $ 7,691,416     $ 2,196,949   $1,526,764    $ 3,410,663    $1,321,160
------------     -----------     ----------    ----------    -----------     -----------   ----------    -----------    ----------



  30,066,070       5,764,371      1,085,516       713,632      5,512,550       1,513,551      298,999      2,395,042       833,724
   5,350,128          26,080          4,022         3,821         28,760           8,736        1,522         11,293         2,203
------------     -----------     ----------    ----------    -----------     -----------   ----------    -----------    ----------

  35,416,198       5,790,451      1,089,538       717,453      5,541,310       1,522,287      300,521      2,406,335       835,927

   1,421,353              --             --            --             --              --           --             --            --
------------     -----------     ----------    ----------    -----------     ------------  ----------    -----------    ----------

  33,994,845       5,790,451      1,089,538       717,453      5,541,310       1,522,287      300,521      2,406,335       835,927
------------     -----------     ----------    -----------   -----------     -----------   ----------    -----------    ----------

 (27,686,560)      5,106,790      2,631,006     4,979,724      2,150,106         674,662    1,226,243      1,004,328       485,233
------------     -----------     ----------    ----------    -----------     -----------   ----------    -----------    ----------



  71,385,003         662,873        107,618       145,474      1,492,445       1,338,928      280,060      3,349,216     1,250,399
 507,021,043      51,790,058      2,134,857     4,152,172     20,816,121       8,336,410           --     10,841,897     1,722,567
------------     -----------     ----------    ----------    -----------     -----------   ----------   ------------    ----------
 578,406,046      52,452,931      2,242,475     4,297,646     22,308,566       9,675,338      280,060     14,191,113     2,972,966

 (87,392,419)     (9,867,072)    (1,503,698)      721,266     26,407,595      10,940,166     (469,209)    19,487,539     1,086,851
------------     -----------     ----------    ----------    -----------     -----------   ----------    -----------    ----------

 491,013,627      42,585,859        738,777     5,018,912     48,716,161      20,615,504     (189,149)    33,678,652     4,059,817
------------     -----------     ----------    ----------    -----------     -----------   ----------    -----------    ----------


$463,327,067     $47,692,649     $3,369,783    $9,998,636    $50,866,267     $21,290,166   $1,037,094    $34,682,980    $4,545,050
============     ===========     ==========    ==========    ===========     ===========   ==========    ===========    ==========


                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,







                                                                                               COMMON STOCK FUND
                                                                               -----------------------------------------------
                                                                                     1996                          1995
                                                                               ---------------               ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:

  Net investment income (loss).......................................          $  (18,656,106)                $    2,782,104
  Net realized gain (loss) on investments............................             467,121,717                    206,999,733
    Change in unrealized appreciation/
    (depreciation) of investments....................................             326,272,321                    498,084,127
                                                                               --------------                 --------------

Net increase in net assets from operations...........................             774,737,932                    707,865,964
                                                                               --------------                 --------------

FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
  Contributions and Transfers:
    Contributions....................................................             453,359,975                    323,872,865
    Transfers from other Funds and
      Guaranteed Interest Account....................................             762,624,599                    563,350,890
                                                                               --------------                 --------------

        Total........................................................           1,215,984,574                    887,223,755
                                                                               --------------                 --------------

  Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits...................             220,362,060                    159,386,173
  Transfers to other Funds and
    Guaranteed Interest Account......................................             607,476,726                    467,919,413
  Withdrawal and administrative charges..............................               5,572,073                      4,834,457
                                                                               --------------                 --------------

        Total........................................................             833,410,859                    632,140,043
                                                                               --------------                ---------------

  Net increase (decrease) in net assets
    from Contract Owners transactions................................             382,573,715                    255,083,712
                                                                               --------------                 --------------

  Net (increase) decrease in amount retained
    by Equitable Life in Separate Account A (Note 3).................              (2,598,917)                      (202,590)
                                                                               --------------                 --------------

INCREASE (DECREASE) IN NET ASSETS
  ATTRIBUTABLE TO CONTRACT OWNERS.....................................           1,154,712,730                    962,747,086

NET ASSETS -- BEGINNING OF PERIOD
  ATTRIBUTABLE TO CONTRACT OWNERS.....................................           3,177,985,370                  2,215,238,284
                                                                               --------------                 --------------

NET ASSETS -- END OF PERIOD (NOTE 1)
  ATTRIBUTABLE TO CONTRACT OWNERS.....................................          $4,332,698,100                 $3,177,985,370
                                                                               ==============                 ==============





                                                                                                  INTERMEDIATE
                                                                                             GOVERNMENT SECURITIES
                                                                                                      FUND
                                                                               -----------------------------------------------
                                                                                     1996                         1995
                                                                               --------------                ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................           $  1,192,426                   $   860,197
  Net realized gain (loss) on investments............................                (84,183)                     (262,021)
  Change in unrealized appreciation/
    (depreciation) of investments....................................               (386,046)                    1,263,426
                                                                                 -----------                   -----------

Net increase in net assets from operations...........................                722,197                     1,861,602
                                                                                 -----------                   -----------

FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
  Contributions and Transfers:
    Contributions....................................................              9,100,062                     7,369,681
    Transfers from other Funds and
      Guaranteed Interest Account....................................              7,049,068                     6,382,251
                                                                                 -----------                   -----------

        Total........................................................             16,149,130                    13,751,932
                                                                                 -----------                   -----------

  Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits...................              3,753,601                     1,010,469
  Transfers to other Funds and
    Guaranteed Interest Account......................................              5,943,526                     3,875,451
  Withdrawal and administrative charges..............................                 45,485                        13,622
                                                                                 -----------                   -----------

        Total........................................................              9,742,612                     4,899,542
                                                                                 -----------                   -----------

  Net increase (decrease) in net assets
    from Contract Owners transactions................................              6,406,518                     8,852,390
                                                                                 -----------                   -----------

  Net (increase) decrease in amount retained
    by Equitable Life in Separate Account A (Note 3).................                (24,319)                      (29,531)
                                                                                 -----------                   -----------

INCREASE (DECREASE) IN NET ASSETS
  ATTRIBUTABLE TO CONTRACT OWNERS....................................              7,104,396                    10,684,461

NET ASSETS -- BEGINNING OF PERIOD
  ATTRIBUTABLE TO CONTRACT OWNERS....................................             22,323,796                    11,639,335
                                                                                 -----------                   -----------

NET ASSETS -- END OF PERIOD (NOTE 1)
  ATTRIBUTABLE TO CONTRACT OWNERS....................................            $29,428,192                   $22,323,796
                                                                                 ===========                   ===========



See Notes to Financial Statements.

                                     FSA-6





          MONEY MARKET FUND                          BALANCED FUND
----------------------------------    ------------------------------------------
     1996              1995                  1996                   1995
---------------   ----------------    -------------------    -------------------



 $  3,123,304       $  2,822,581         $   19,667,360         $   19,159,882
      137,830            111,769            100,889,344             36,369,212

       15,587            244,984            (15,177,682)           107,611,597
 ------------       ------------         --------------         --------------

    3,276,721          3,179,334            105,379,022            163,140,691
 ------------       ------------         --------------         --------------



  119,080,405         96,460,995            102,324,455            100,845,169

   28,258,231         11,693,688            107,478,067             72,926,145
 ------------       ------------         --------------         --------------

  147,338,636        108,154,683            209,802,522            173,771,314
 ------------       ------------         --------------         --------------


   15,180,565          9,756,910             78,989,041             70,581,767

  119,609,249        112,024,444            154,003,205            140,405,721
      206,649            141,480              2,085,995              2,326,794
 ------------       ------------         --------------         --------------

  134,996,463        121,922,834            235,078,241            213,314,282
 ------------       ------------         --------------         --------------


   12,342,173        (13,768,151)           (25,275,719)           (39,542,968)
 ------------       ------------         --------------         --------------


      (61,393)           (60,820)              (481,189)              (639,643)
 ------------       ------------         --------------         --------------


   15,557,501        (10,649,637)            79,622,114            122,958,080


   78,257,297         88,906,934          1,042,113,728            919,155,648
 ------------       ------------         --------------         --------------


 $ 93,814,798       $ 78,257,297         $1,121,735,842         $1,042,113,728
 ============       ============         ==============         ==============





                                                          GROWTH
                                                         INVESTORS
         AGGRESSIVE STOCK FUND                             FUND
---------------------------------------     -----------------------------------
      1996                  1995                   1996               1995
----------------      -----------------     ----------------    ---------------


  $  (27,686,560)      $  (17,076,859)         $  5,106,790      $  4,630,881
     578,406,046          274,491,290            52,452,931         4,190,451

     (87,392,419)         201,133,502            (9,867,072)       35,365,665
  --------------       --------------          ------------      ------------

     463,327,067          458,547,933            47,692,649        44,186,997
  --------------       --------------          ------------      ------------



     390,313,679          255,277,523           130,147,052        88,478,478

   1,303,527,875          937,308,527           121,414,460        96,710,983
  --------------       --------------          ------------      ------------

   1,693,841,554        1,192,586,050           251,561,512       185,189,461
  --------------       --------------          ------------      ------------


     154,410,598          101,140,511            25,722,728         8,656,331

   1,118,235,181          890,032,461            49,453,027        31,783,310
       4,762,116            4,012,965               776,045           329,796
  --------------       --------------          ------------      ------------

   1,277,407,895          995,185,937            75,951,800        40,769,437
  --------------       --------------          ------------      ------------


     416,433,659          197,400,113           175,609,712       144,420,024
  --------------       --------------          ------------      ------------


        (596,353)            (703,992)            (212,924)          (69,190)
  --------------       ---------------         ------------      ------------


     879,164,373          655,244,054           223,089,437       188,537,831


   2,097,409,357        1,442,165,303           306,321,192       117,783,361
  --------------       --------------          ------------      ------------


  $2,976,573,730       $2,097,409,357          $529,410,629      $306,321,192
  ==============       ==============          ============      ============


                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                    CONSERVATIVE
                                                                   INVESTORS FUND                             HIGH YIELD FUND
                                                          -------------------------------          ---------------------------------
                                                             1996              1995                  1996                1995
                                                          ---------------   -------------          ------------       ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)........................      $ 2,631,006      $  2,326,829           $ 4,979,724        $ 2,278,708
  Net realized gain (loss) on investments.............        2,242,475           402,260             4,297,646           (142,069)
  Change in unrealized appreciation /
    depreciation  of investments......................       (1,503,698)        6,622,303               721,266          1,530,565
                                                            -----------      ------------           -----------        -----------

Net increase in net assets                                    3,369,783         9,351,392             9,998,636          3,667,204
    from operations...................................      -----------      ------------           -----------        -----------

FROM CONTRACT OWNER TRANSACTIONS
  (NOTE 3):
  Contributions and Transfers:
    Contributions.....................................       22,119,111        17,614,456            23,155,861         10,927,641
    Transfers from other Funds and
      Guaranteed Interest Account.....................        8,707,223        12,235,331            30,143,138         10,118,081
                                                            -----------      ------------           -----------        -----------

        Total.........................................       30,826,334        29,849,787            53,298,999         21,045,722*
                                                            -----------      ------------           -----------        -----------

   Payments, Transfers and Charges:
     Annuity payments, withdrawals and
       death benefits.................................        5,546,973         2,534,266             4,361,957          1,942,685

     Transfers to other Funds and
       Guaranteed Interest Account....................       14,201,772         5,239,849            13,868,715          3,213,614
         Withdrawal and administrative charges........          149,752            74,396                78,426             28,309
                                                            -----------      ------------           -----------        -----------

        Total.........................................       19,898,497         7,848,511            18,309,098          5,184,608
                                                            -----------      ------------           -----------        -----------

  Net increase in net assets
    from Contract Owner transactions..................       10,927,837        22,001,276            34,989,901         15,861,114
                                                            -----------      ------------           -----------        -----------

  Net (increase) decrease in accumulated
    amount retained by Equitable Life in
    Separate Account A (Note 2).......................          (72,280)          (75,713)              (78,617)           (11,839)
                                                            -----------      ------------           -----------        -----------

INCREASE IN NET ASSETS
  ATTRIBUTABLE TO CONTRACT OWNERS ....................       14,225,340        31,276,955            44,909,920         19,516,479

NET ASSETS -- BEGINNING OF PERIOD
  ATTRIBUTABLE TO CONTRACT OWNERS.....................       71,026,212        39,749,257            33,051,318         13,534,839
                                                            -----------      ------------           -----------        -----------

NET ASSETS -- END OF PERIOD (NOTE 1)
  ATTRIBUTABLE TO CONTRACT OWNERS.....................      $85,251,552       $71,026,212           $77,961,238        $33,051,318
                                                            ===========       ===========           ===========        ===========



                                                                                             GLOBAL FUND
                                                                                ---------------------------------------
                                                                                      1996                 1995
                                                                                ------------------    -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:                                                                    $  2,150,106         $  1,170,324
  Net investment income (loss)........................                                22,308,566           10,274,241
  Net realized gain (loss) on investments.............
  Change in unrealized appreciation /                                                 26,407,595           29,094,331
    depreciation  of investments......................                              ------------         ------------

                                                                                      50,866,267           40,538,896
Net increase in net assets                                                          ------------         ------------
    from operations...................................

FROM CONTRACT OWNERS TRANSACTIONS
  (NOTE 3):
  Contributions and Transfers:                                                       104,951,106           81,368,082
    Contributions.....................................
    Transfers from other Funds and                                                   115,437,667          137,660,677
      Guaranteed Interest Account.....................                              ------------         ------------

                                                                                     220,388,773          219,028,759
        Total.........................................                              ------------         ------------


  Payments, Transfers and Charges:
    Annuity payments, withdrawals and                                                 28,738,527           11,743,890
      death benefits..................................

  Transfers to other Funds and                                                        61,058,782           93,494,152
    Guaranteed Interest Account.......................                                   724,468              394,438
  Withdrawal and administrative charges...............                              ------------         ------------

                                                                                      90,521,777          105,632,480
      Total...........................................                              ------------         ------------


  Net increase in net assets                                                         129,866,996          113,396,279
    from Contract Owner transactions.................                               ------------         ------------


  Net (increase) decrease in
    amount retained by Equitable Life in                                                (286,484)            (136,682)
    Separate Account A (Note 3).......................                              ------------         ------------


INCREASE IN NET ASSETS                                                               180,446,779          153,798,493
  ATTRIBUTABLE TO CONTRACT OWNERS ....................

NET ASSETS -- BEGINNING OF PERIOD                                                    315,007,486          161,208,993
  ATTRIBUTABLE TO CONTRACT OWNERS......................                             ------------         ------------


NET ASSETS -- END OF PERIOD (NOTE 1)                                                $495,454,265         $315,007,486
  ATTRIBUTABLE TO CONTRACT OWNERS......................                             ============         ============



--------------------------
*Commencement of operations from September 1, 1995.



See Notes to Financial Statements.


                                     FSA-8


            GROWTH & INCOME                            QUALITY BOND
                  FUND                                      FUND
-----------------------------------        -------------------------------------
      1996               1995                    1996                1995
-----------------  ----------------        ----------------     ---------------


    $    674,662       $   790,931             $ 1,226,243         $   572,638
       9,675,338           135,257                 280,060             (14,461)

      10,940,166         7,973,647                (469,209)            952,860
    ------------       -----------             -----------         -----------

      21,290,166         8,899,835               1,037,094           1,511,037
    ------------       -----------             -----------         -----------




      44,131,391        22,698,765               7,201,618           5,630,019

      70,653,911        28,860,658              11,609,924           7,603,814
    ------------       -----------             -----------         -----------

     114,785,302        51,559,423              18,811,542          13,233,833
    ------------       -----------             -----------         -----------



       6,415,518         1,952,266               1,789,909             705,351


      36,251,785        10,151,108               8,691,630           2,324,024
         177,183            60,042                  30,562               8,788
    ------------       -----------             -----------         -----------

      42,844,486        12,163,416              10,512,101           3,038,163
    ------------       -----------             -----------         -----------


      71,940,816        39,396,007               8,299,441          10,195,670
    ------------       -----------             -----------         -----------



        (144,964)          (20,535)                (33,142)               (326)
    ------------       -----------             -----------         -----------


      93,086,018        48,275,307               9,303,393          11,706,381


      70,420,279        22,144,972              17,045,873           5,339,492
    ------------       -----------             -----------         -----------


    $163,506,297       $70,420,279             $26,349,266         $17,045,873
    ============       ===========             ===========         ===========







          EQUITY INDEX                                INTERNATIONAL
              FUND                                        FUND
---------------------------------         --------------------------------------
     1996              1995                     1996              1995*
---------------- -----------------        -----------------   ---------------


   $  1,004,328      $    360,568             $    485,233       $   149,427
     14,191,113         4,198,742                2,972,966            84,989

     19,487,539         4,368,831                1,086,851           148,058
   ------------      ------------             ------------       -----------

     34,682,980         8,928,141                4,545,050           382,474
   ------------      ------------             ------------       -----------




     78,060,051        28,329,533               32,148,619         2,925,742

    224,346,052       153,170,493              132,166,698        17,699,810
   ------------      ------------             ------------       -----------

    302,406,103       181,500,026              164,315,317        20,625,552
   ------------      ------------             ------------       -----------



      8,358,084         1,077,397                3,342,378            41,651


    142,130,534       106,387,645               83,376,653         5,873,268
        217,821            23,173                   60,421               907
   ------------      ------------             ------------       -----------

    150,706,439       107,488,215               86,779,452         5,915,826
   ------------      ------------             ------------       -----------



    151,699,664        74,011,811               77,535,865        14,709,726
   ------------      ------------             ------------       -----------



       (138,050)           59,424                    5,549             8,896
   ------------      ------------             ------------       -----------


    186,244,594        82,999,376               82,086,464        15,101,096


     88,102,110         5,102,734               15,101,096                --
   ------------      ------------             ------------       -----------


   $274,346,704      $ 88,102,110             $ 97,187,560       $15,101,096
   ============      ============             ============       ===========


                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1996

1.   General

     The Equitable Life Assurance Society of the United States (Equitable Life) Separate Account A (the Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Account consists of thirteen investment funds (Funds): the Common Stock Fund, the Intermediate Government Securities Fund, the Money Market Fund, the Balanced Fund, the Aggressive Stock Fund, the Growth Investors Fund, the Conservative Investors Fund, the High Yield Fund, the Global Fund, the Growth & Income Fund, the Quality Bond Fund, the Equity Index Fund and the International Fund. The assets in each Fund are invested in Class IA shares of a corresponding portfolio (Portfolio) of a mutual fund, The Hudson River Trust (Trust). The Trust is an open-end, diversified, management investment company that invests the assets of separate accounts of insurance companies. Each Portfolio has separate investment objectives.

     The Account is used to fund benefits under certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

     The net assets of the Account are not chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in the Account may be transferred to Equitable Life's General Account.

2.   Significant  Accounting Policies

     The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments are made in shares of the Trust and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by the Trust using the market or fair value of the underlying assets of the Portfolio.

     Investment transactions are recorded on the date. Realized gains and losses include gains and losses on redemptions of the Trust's shares (determined on the identified cost basis) and Trust distributions representing the net realized gains on Trust investment transactions.

     Dividends are recorded at the end of each quarter on the ex-dividend date. Capital gains are distributed by the Trust at the end of each year.

     No Federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no Federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required.

                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

DECEMBER 31, 1996


3.   Asset Charges

     The following charges are made directly against the assets of the Account and are reflected daily in the computation of the accumulation unit values of the Contracts:





                                                  EQUI-VEST/MOMENTUM                          MOMENTUM PLUS             OLD
                                                      CONTRACTS                                 CONTRACTS            CONTRACTS
                                  ---------------------------------------------------    ------------------------ -----------------
                                        Common Stock, Money                All                                    Common Stock and
                                        Market and Balanced               Other                                     Money Market
                                               Funds                      Funds                All Funds                Funds
                                  --------------------------------   ----------------       ----------------  ----------------------
Death Benefits................              0.05 of 1%                  0.05 of 1%               --                0.05 of 1%
Mortality Risks...............              0.30 of 1%                  0.30 of 1%            0.50 of 1%           0.45 of 1%
Expenses......................              0.60 of 1%                  0.60 of 1%            0.25 of 1%           0.16 of 1%
Expense Risks.................              0.30 of 1%                  0.15 of 1%            0.60 of 1%           0.08 of 1%
Financial Accounting..........              0.24 of 1%                  0.24 of 1%               --                    --





                                                                            EQUI-VEST
                                                                            SERIES 300
                                                    EQUIPLAN                & 400
                                                    CONTRACTS               CONTRACTS
                                            -------------------------- -----------------
                                                 Common Stock and
                                              Intermediate Government
                                                    Securities
                                                       Funds               All Funds
                                            --------------------------  ----------------
Death Benefits................                       0.05 of 1%               --
Mortality Risks...............                       0.45 of 1%             0.60 of 1%
Expenses......................                       0.16 of 1%          0.24/0.25 of 1%
Expense Risks.................                       0.08 of 1%             0.50 of 1%
Financial Accounting..........                          --                    --




     During 1996,  Equitable Life charged EQUI-VEST Series 300 and 400 Contracts
     0.24 of 1% against the assets of the Intermediate Government Securities Fund, the Growth Investors Fund, the Conservative Investors Fund, the High Yield Fund,the Global Fund, the Growth & Income Fund, the Quality Bond Fund, the Equity Index Fund and the International Fund for expenses. This voluntary expense limitation (discounted from 0.25 of 1% to 0.24 of 1%) may be discontinued by Equitable Life at its discretion.

     The above charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of the Trust ratably with assets attributable to the Contracts.

     Since the Trust shares are valued at their net asset value, investment advisory fees and direct operating expenses of the Trust are, in effect, passed on to the Account and are reflected in the computation of the accumulation unit values of the Contracts.

     Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trust for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST and Momentum Contracts for the Money Market Fund, the Balanced Fund, the Common Stock Fund, and the Aggressive Stock Fund and 1% for the Old Contracts and EQUIPLAN Contracts.

     Under the Contracts, the total charges may be reallocated among the various expense categories. Equitable Life, however, intends to limit any possible reallocation to include only the expense risks, mortality risks and death benefit charges.

4.   Contributions, Payments, Transfers and Charges

     Contributions represent participant contributions under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 and 400 Contracts (except amounts allocated to the Guaranteed Interest Account, which are reflected in the General Account) and participant contributions under other Contracts reduced by applicable deductions, charges and state premium taxes. Contributions also include amounts applied to purchase variable annuities. Transfers are amounts that participants have directed to be moved among the Funds, including permitted transfers to and from the Guaranteed Interest Account, which is part of Equitable Life's General Account.

     Variable annuity payments and death benefits are payments to participants and beneficiaries made under the terms of the Contracts. Withdrawals are amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are the deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 and 400 Contracts. Administrative charges, if applicable, are deducted annually under EQUI-VEST, EQUIPLAN and Old Contracts and quarterly under Momentum, Momentum Plus and EQUI-VEST Series 300 and 400 Contracts.

                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

DECEMBER 31, 1996


     Accumulation units issued and redeemed during the periods indicated were:



                                                                                                        Years Ended
                                                                                                        December 31,
                                                                                        -------------------------------------------
                                                                                                 1996                      1995
                                                                                        --------------------       ----------------
COMMON STOCK FUND
-----------------
Issued             --        EQUI-VEST Contracts................................               4,329,571                4,339,470
                             Momentum Contracts.................................                 243,637                  208,765
                             Momentum Plus Contracts............................                 597,453                  470,567
                             Enhanced Momentum Plus Contracts...................                 157,605                        0
                             Old Contracts......................................                     728                      837
                             EQUIPLAN Contracts.................................                     303                      268
                             EQUI-VEST Series 300 and 400 Contracts.............               2,233,005                1,432,603
Redeemed           --        EQUI-VEST Contracts................................               3,688,353                3,797,103
                             Momentum Contracts.................................                 127,310                   75,510
                             Momentum Plus Contracts............................                 264,968                   94,575
                             Enhanced Momentum Plus Contracts...................                  17,583                        0
                             Old Contracts......................................                  42,438                   51,405
                             EQUIPLAN Contracts.................................                  12,375                   11,184
                             EQUI-VEST Series 300 and 400 Contracts.............                 764,368                  391,658

INTERMEDIATE GOVERNMENT SECURITIES FUND
---------------------------------------
Issued             --        Momentum Contracts.................................                   5,037                    7,133
                             Momentum Plus Contracts............................                  30,826                   34,658
                             Enhanced Momentum Plus Contracts...................                   2,792                        0
                             EQUIPLAN Contracts.................................                  13,023                       68
                             EQUI-VEST Series 300 and 400 Contracts.............                 103,536                   90,918
Redeemed           --        Momentum Contracts.................................                   2,248                      598
                             Momentum Plus Contracts............................                  37,473                   11,347
                             Enhanced Momentum Plus Contracts...................                     336                        0
                             EQUIPLAN Contracts.................................                   8,091                    4,000
                             EQUI-VEST Series 300 and 400 Contracts.............                  46,208                   33,589
MONEY MARKET FUND
-----------------
Issued             --        EQUI-VEST Contracts................................                 471,698                  366,971
                             Momentum Contracts.................................                 508,189                  447,257
                             Momentum Plus Contracts............................                 812,388                  676,808
                             Enhanced Momentum Plus Contracts...................                  40,920                        0
                             Old Contracts......................................                   4,948                    2,235
                             EQUI-VEST Series 300 and 400 Contracts.............                 245,758                  144,021
Redeemed           --        EQUI-VEST Contracts................................                 479,069                  345,636
                             Momentum Contracts.................................                 456,078                  374,993
                             Momentum Plus Contracts............................                 804,620                  851,769
                             Enhanced Momentum Plus Contracts...................                  27,829                        0
                             Old Contracts......................................                  15,490                    9,440
                             EQUI-VEST Series 300 and 400 Contracts.............                 162,153                  125,670



                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

DECEMBER 31, 1996



                                                                                                         Years Ended
                                                                                                         December 31,
                                                                                       ---------------------------------------------
                                                                                              1996                          1995
                                                                                       --------------------         ----------------
BALANCED FUND
-------------
Issued             --        EQUI-VEST Contracts................................               4,328,191                   4,387,731
                             Momentum Contracts.................................                 344,030                     395,854
                             Momentum Plus Contracts............................                 200,165                     204,147
                             Enhanced Momentum Plus Contracts...................                  55,952                           0
                             EQUI-VEST Series 300 and 400 Contracts.............                 274,681                     183,034
Redeemed           --        EQUI-VEST Contracts................................               6,220,763                   6,839,622
                             Momentum Contracts.................................                 243,591                     215,312
                             Momentum Plus Contracts............................                 118,387                      56,192
                             Enhanced Momentum Plus Contracts...................                   7,610                           0
                             EQUI-VEST Series 300 and 400 Contracts.............                 112,296                      86,454
AGGRESSIVE STOCK FUND
---------------------
Issued             --        EQUI-VEST Contracts................................              15,729,861                  15,601,564
                             Momentum Contracts.................................                 640,809                     583,570
                             Momentum Plus Contracts............................                 611,656                     465,017
                             Enhanced Momentum Plus Contracts...................                 124,790                           0
                             EQUI-VEST Series 300 and 400 Contracts.............               2,252,325                   1,591,822
Redeemed           --        EQUI-VEST Contracts................................              13,605,973                  14,567,533
                             Momentum Contracts.................................                 329,415                     234,646
                             Momentum Plus Contracts............................                 259,855                      97,553
                             Enhanced Momentum Plus Contracts...................                  15,823                           0
                             EQUI-VEST Series 300 and 400 Contracts.............               1,094,154                     945,741
GROWTH INVESTORS FUND
---------------------
Issued             --        Momentum Contracts.................................                  69,706                      50,523
                             Momentum Plus Contracts............................                 277,255                     243,492
                             Enhanced Momentum Plus Contracts...................                  15,724                           0
                             EQUI-VEST Series 300 and 400 Contracts.............               1,654,096                   1,401,142
Redeemed           --        Momentum Contracts.................................                  16,841                       3,545
                             Momentum Plus Contracts............................                 143,744                      56,483
                             Enhanced Momentum Plus Contracts...................                   1,072                           0
                             EQUI-VEST Series 300 and 400 Contracts.............                 441,519                     311,129
CONSERVATIVE INVESTORS FUND
---------------------------
Issued             --        Momentum Contracts.................................                  10,705                       8,347
                             Momentum Plus Contracts............................                  55,120                      54,650
                             Enhanced Momentum Plus Contracts...................                   5,947                           0
                             EQUI-VEST Series 300 and 400 Contracts.............                 200,840                     223,974
Redeemed           --        Momentum Contracts.................................                   3,249                         450
                             Momentum Plus Contracts............................                  47,599                      18,295
                             Enhanced Momentum Plus Contracts...................                   1,318                           0
                             EQUI-VEST Series 300 and 400 Contracts.............                 125,486                      57,483
HIGH YIELD FUND
---------------
Issued             --        Momentum Contracts.................................                  12,054                       6,324
                             Momentum Plus Contracts............................                  50,342                      44,314
                             Enhanced Momentum Plus Contracts...................                   5,597                           0
                             EQUI-VEST Series 300 and 400 Contracts.............                 347,167                     145,638
Redeemed           --        Momentum Contracts.................................                   1,584                         395
                             Momentum Plus Contracts............................                  26,154                      12,085
                             Enhanced Momentum Plus Contracts...................                     478                           0
                             EQUI-VEST Series 300 and 400 Contracts.............                 112,750                      35,957


                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

DECEMBER 31, 1996


                                                                                                       Years Ended
                                                                                                       December 31,
                                                                                          --------------------------------------
                                                                                                 1996                 1995
                                                                                          ---------------         -------------
GLOBAL FUND
-----------
Issued             --        Momentum Contracts.................................                  69,785               53,496
                             Momentum Plus Contracts............................                 226,890              251,525
                             Enhanced Momentum Plus Contracts...................                  14,214                    0
                             EQUI-VEST Series 300 and 400 Contracts.............               1,395,485            1,670,603
Redeemed           --        Momentum Contracts.................................                  15,804                7,044
                             Momentum Plus Contracts............................                 158,197               84,289
                             Enhanced Momentum Plus Contracts...................                   1,356                    0
                             EQUI-VEST Series 300 and 400 Contracts.............                 521,429              854,945
GROWTH & INCOME FUND
--------------------
Issued             --        Momentum Contracts.................................                  32,378               14,155
                             Momentum Plus Contracts............................                  80,062               66,279
                             Enhanced Momentum Plus Contracts...................                   3,154                    0
                             EQUI-VEST Series 300 and 400 Contracts.............                 769,435              387,123
Redeemed           --        Momentum Contracts.................................                   8,397                1,570
                             Momentum Plus Contracts............................                  26,343                8,379
                             Enhanced Momentum Plus Contracts...................                     126                    0
                             EQUI-VEST Series 300 and 400 Contracts.............                 291,623               99,840
QUALITY BOND FUND
-----------------
Issued             --        Momentum Contracts.................................                   4,794                3,450
                             Momentum Plus Contracts............................                  21,227               16,825
                             Enhanced Momentum Plus Contracts...................                   1,393                    0
                             EQUI-VEST Series 300 and 400 Contracts.............                 145,134              108,824
Redeemed           --        Momentum Contracts.................................                   1,778                  523
                             Momentum Plus Contracts............................                  10,306                2,479
                             Enhanced Momentum Plus Contracts...................                      47                    0
                             EQUI-VEST Series 300 and 400 Contracts.............                  84,488               26,494
EQUITY INDEX FUND
-----------------
Issued             --        Momentum Contracts.................................                  45,208               13,555
                             Momentum Plus Contracts............................                 114,361               46,112
                             Enhanced Momentum Plus Contracts...................                   4,998                    0
                             EQUI-VEST Series 300 and 400 Contracts.............               1,866,091            1,413,313
Redeemed           --        Momentum Contracts.................................                   6,994                1,679
                             Momentum Plus Contracts............................                  30,367                5,016
                             Enhanced Momentum Plus Contracts...................                     642                    0
                             EQUI-VEST Series 300 and 400 Contracts.............                 971,325              868,769
INTERNATIONAL FUND
------------------
Issued             --        Momentum Contracts.................................                  21,296                  480
                             Momentum Plus Contracts............................                  61,499                3,464
                             Enhanced Momentum Plus Contracts...................                  26,479                    0
                             EQUI-VEST Series 300 and 400 Contracts.............               1,395,292              198,903
Redeemed           --        Momentum Contracts.................................                   2,534                    0
                             Momentum Plus Contracts............................                  10,691                    8
                             Enhanced Momentum Plus Contracts...................                   5,744                    0
                             EQUI-VEST Series 300 and 400 Contracts.............                 772,701               58,228



                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

DECEMBER 31, 1996

5.   Net Assets

     Net assets consist of: (i) net assets attributable to Contracts in the accumulation period, which are represented by Contract accumulation units outstanding and associated accumulation unit values and (ii) actuarial reserves and other liabilities attributable to Contracts in the payout period which are not represented by accumulation units or unit values.

     Listed below are components of net assets.



                                                                  INTERMEDIATE
                                              COMMON               GOVERNMENT                 MONEY
                                               STOCK               SECURITIES                MARKET                 BALANCED
                                               FUND                   FUND                    FUND                    FUND
                                        --------------------     ----------------        ----------------       ------------------
Net assets attributable
    to EQUI-VEST
    Contracts in
    accumulation period..............        $3,370,457,812          $        --             $28,666,122          $  964,675,157
Net assets attributable
    to Old Contracts in
    accumulation period..............            85,158,183                   --               4,336,192                      --
Net assets attributable
    to EQUIPLAN
    Contracts in
    accumulation period..............            25,613,227            2,798,061                      --                      --
Net assets attributable
    to Momentum
    Contracts in
    accumulation period..............           103,372,142            1,120,445               6,801,469              36,005,104
Net assets attributable
    to Momentum Plus
    Contracts in
    accumulation period..............           168,686,155            8,787,834              34,332,235              50,090,333
Net assets attributable
    to Enhanced Momentum
    Plus Contracts in
    accumulation period..............            17,626,753              259,695               1,383,018               5,518,846
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts in
    accumulation period..............           537,355,103           16,459,482              18,295,762              65,340,718
Actuarial reserves and
    other contract
    liabilities
    attributable to
    Contracts in payout..............            24,428,725                2,675                      --                 105,684
                                             --------------          -----------             -----------          --------------
                                             $4,332,698,100          $29,428,192             $93,814,798          $1,121,735,842
                                             ==============          ===========             ===========          ==============



                                                            AGGRESSIVE                    GROWTH
                                                               STOCK                     INVESTORS
                                                               FUND                        FUND
                                                        --------------------           --------------
Net assets attributable
    to EQUI-VEST
    Contracts in
    accumulation period..............                        $2,316,874,460             $         --
Net assets attributable
    to Old Contracts in
    accumulation period..............                                    --                       --
Net assets attributable
    to EQUIPLAN
    Contracts in
    accumulation period..............                                    --                       --
Net assets attributable
    to Momentum
    Contracts in
    accumulation period..............                           106,189,250               14,694,449
Net assets attributable
    to Momentum Plus
    Contracts in
    accumulation period..............                           168,280,410               68,574,772
Net assets attributable
    to Enhanced Momentum
    Plus Contracts in
    accumulation period..............                            13,679,380                1,714,501
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts in
    accumulation period..............                           368,768,780              443,596,795
Actuarial reserves and
    other contract
    liabilities
    attributable to
    Contracts in payout..............                             2,781,450                  830,112
                                                             --------------             ------------
                                                             $2,976,573,730             $529,410,629
                                                             ==============             ============



                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

DECEMBER 31, 1996



                                               CONSERVATIVE               HIGH                                   GROWTH &
                                                INVESTORS                YIELD                GLOBAL              INCOME
                                                   FUND                   FUND                 FUND                FUND
                                            -------------------      ---------------      ---------------     ---------------
Net assets attributable
    to EQUI-VEST
    Contracts in
    accumulation period...............             $        --          $        --        $         --         $         --
Net assets attributable
    to Old Contracts in
    accumulation period..............                       --                   --                  --                   --
Net assets attributable
    to EQUIPLAN
    Contracts in
    accumulation period..............                       --                   --                  --                   --
Net assets attributable
    to Momentum
    Contracts in
    accumulation period..............                2,114,842            2,433,263          16,048,232            5,838,772
Net assets attributable
    to Momentum Plus
    Contracts in
    accumulation period..............               15,650,595           13,836,870          64,536,142           17,388,863
Net assets attributable
    to Enhanced Momentum Plus
    Contracts in
    accumulation period .............                  507,009              652,448           1,496,342              374,309
Net assets attributable
    to EQUI-VEST Series 300 & 400
    Contracts in
    accumulation period..............               66,443,641           61,001,720         413,259,009          139,856,174
Actuarial reserves and
    other contract
    liabilities
    attributable to
    Contracts in payout..............                  535,465               36,937             114,540               48,179
                                                   -----------          -----------        ------------         ------------
                                                   $85,251,552          $77,961,238        $495,454,265         $163,506,297
                                                   ===========          ===========        ============         ============




                                                         QUALITY              EQUITY
                                                           BOND               INDEX           INTERNATIONAL
                                                           FUND                FUND                 FUND
                                                      ----------------   -----------------     ---------------
Net assets attributable
    to EQUI-VEST
    Contracts in
    accumulation period..............                     $        --         $         --        $        --
Net assets attributable
    to Old Contracts in
    accumulation period..............                              --                   --                 --
Net assets attributable
    to EQUIPLAN
    Contracts in
    accumulation period..............                              --                   --                 --
Net assets attributable
    to Momentum
    Contracts in
    accumulation period..............                         805,525            8,310,489          2,171,142
Net assets attributable
    to Momentum Plus
    Contracts in
    accumulation period..............                       3,339,020           21,020,652          6,121,746
Net assets attributable
    to Enhanced Momentum Plus
    Contracts in
    accumulation period .............                         146,541              564,940          2,342,303
Net assets attributable
    to EQUI-VEST Series 300 & 400
    Contracts in
    accumulation period..............                      22,042,506          243,929,938         86,118,730
Actuarial reserves and
    other contract
    liabilities
    attributable to
    Contracts in payout..............                          15,674              520,685            433,639
                                                          -----------         ------------        -----------
                                                          $26,349,266         $274,346,704        $97,187,560
                                                          ===========         ============        ===========


                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

DECEMBER 31, 1996

6.  Accumulation Unit Values

    Shown below is accumulation unit value information for a unit outstanding throughout the periods shown.

                                             COMMON STOCK FUND--OLD CONTRACTS

                                                                       YEARS ENDED DECEMBER 31,
                                        ------------------------------------------------------------------------------------

                                          1996     1995     1994     1993     1992    1991     1990    1989    1988    1987
                                        -------  -------  -------- -------  -------  -------  ------  ------  ------  ------
Unit value, beginning of period ..      $199.66  $151.67  $155.96  $125.72  $122.56  $ 89.56  $97.97  $78.37  $63.99  $59.83
                                        =======  =======  =======  =======  =======  =======  ======  ======  ======  ======

Unit value, end of period ........      $246.57  $199.66  $151.67  $155.96  $125.72  $122.56  $89.56  $97.97  $78.37  $63.99
                                        =======  =======  =======  =======  =======  =======  ======  ======  ======  ======
Number of units outstanding,
    end of period (000's) ........          345      387      438      467      525      598     694     780     895   1,079
                                        =======  =======  =======  =======  =======  =======  ======  ======  ======  ======

                                  COMMON STOCK FUND--EQUI-VEST/MOMENTUM** CONTRACTS

                                                                     YEARS ENDED DECEMBER 31,
                                       -------------------------------------------------------------------------------------

                                         1996     1995     1994     1993     1992     1991     1990    1989    1988    1987
                                       -------  -------  -------  -------  -------  --------  ------  ------  ------  ------
Unit value, beginning of period ...    $162.42  $124.32  $128.81  $104.63  $102.76  $ 75.67   $83.40  $67.22  $55.30  $52.10
                                       =======  =======  =======  =======  =======  =======   ======  ======  ======  ======

Unit value, end of period .........    $199.05  $162.42  $124.32  $128.81  $104.63  $102.76   $75.67  $83.40  $67.22  $55.30
                                       =======  =======  =======  =======  =======  ========  ======  ======  ======  ======

Number of EQUI-VEST units
    outstanding, end of
    period (000's) ................     16,933   16,292   15,749   13,917   11,841    10,292   9,670   8,645   7,252   7,349
                                       =======  =======  =======  =======  =======  ========  ======  ======  ======  ======

Number of Momentum units
    outstanding, end of
    period (000's) ................       519       403      270      120
                                      =======   =======  =======  =======

                                     COMMON STOCK FUND--EQUIPLAN CONTRACTS

                                                                     YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------

                                       1996     1995     1994     1993     1992     1991      1990     1989     1988    1987
                                     -------  -------  -------  -------  -------  --------  --------  -------  ------  -------
Unit value, beginning of period....  $216.27  $164.29  $168.93  $136.10  $132.67  $ 96.95   $106.05   $ 84.83  $69.26  $65.62
                                     =======  =======  =======  =======  =======  =======   =======   =======  ======  ======

Unit value, end of period .........  $267.08  $216.27  $164.29  $168.93  $136.10  $132.67   $ 96.95   $106.05  $84.83  $69.56
                                     =======  =======  =======  =======  =======  =======   =======   =======  ======  ======

Number of units
    outstanding,
    end of period (000's) .........       96      108      119      124      135       144       157      177     196     235
                                     =======  =======  =======  =======  =======  ========  ========  =======  ======  ======


                                                    COMMON STOCK FUND--MOMENTUM PLUS CONTRACTS

                                                        YEARS ENDED DECEMBER 31,
                                                    ------------------------------        SEPTEMBER 9, 1993*
                                                      1996        1995       1994       TO DECEMBER 31, 1993
                                                    -------     -------     ------      --------------------

Unit value, beginning of period ..................  $132.47     $101.38     $105.01            $100.00
                                                    =======     =======     =======            =======

Unit value, end of period ........................  $162.39     $132.47     $101.38            $105.01
                                                    =======     =======     =======            =======

Number of units outstanding, end of period (000's)    1,039         706         330                 12
                                                    =======     =======     =======            =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

DECEMBER 31, 1996

                     COMMON STOCK FUND--ENHANCED MOMENTUM PLUS CONTRACTS


                                                        SEPTEMBER 1, 1996
                                                       TO DECEMBER 31, 1996*
                                                 ------------------------------

Unit value, beginning of period .......................     $100.00
                                                            =======

Unit value, end of period .............................     $125.89
                                                            =======

Number of units outstanding, end of period (000's).....         140
                                                            =======

                     COMMON STOCK FUND--EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                            YEARS ENDED DECEMBER 31,
                                                          ---------------------------    JANUARY 3, 1994*
                                                              1996        1995         TO DECEMBER 31, 1994
                                                            -------     --------      ---------------------
Unit value, beginning of period ........................    $126.78     $ 97.03           $100.00
                                                            =======     =======           =======

Unit value, end of period ..............................    $155.42     $126.78           $ 97.03
                                                            =======     =======           =======

Number of units outstanding, end of period (000's)......      3,457       1,989               948
                                                            =======     =======           =======

                     INTERMEDIATE GOVERNMENT SECURITIES FUND--EQUIPLAN CONTRACTS

                                                              YEARS ENDED DECEMBER 31,
                                 ------------------------------------------------------------------------------

                                   1996   1995    1994    1993    1992    1991    1990    1989    1988    1987
                                 ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Unit value, beginning of period  $49.69  $44.04  $46.25  $42.04  $40.00  $35.17  $33.12  $28.89  $27.31  $26.81
                                 ======  ======  ======  ======  ======  ======  ======  ======  ======  ======

Unit value, end of period .....  $51.34  $49.69  $44.04  $46.25  $42.04  $40.00  $35.17  $33.12  $28.89  $27.31
                                 ======  ======  ======  ======  ======  ======  ======  ======  ======  ======

Number of units period
    outstanding,
    end of period (000's) .....      55      50      54      58      66      74      82      91      98     120
                                 ======  ======  ======  ======  ======  ======  ======  ======  ======  ======

                     INTERMEDIATE GOVERNMENT SECURITIES FUND--MOMENTUM CONTRACTS

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------        JUNE 1, 1994*
                                                                 1996         1995        TO DECEMBER 31, 1994
                                                               -------      --------     ----------------------
Unit value, beginning of period ...........................    $109.80      $ 98.19           $100.00
                                                               =======      =======           =======


Unit value, end of period .................................    $112.40      $109.80           $ 98.19
                                                               =======      =======           =======

Number of units outstanding, end of period (000's).........         10            7                 1
                                                               =======      =======           =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

DECEMBER 31, 1996

                     INTERMEDIATE GOVERNMENT SECURITIES FUND--MOMENTUM PLUS CONTRACTS

                                                                YEARS ENDED DECEMBER 31,
                                                             -----------------------------     SEPTEMBER 9, 1993*
                                                               1996       1995       1994     TO DECEMBER 31, 1993
                                                             -------    -------    -------    --------------------
Unit value, beginning of period ...........................  $105.94    $ 94.76     $100.44         $100.00
                                                             =======    =======     =======         =======

Unit value, end of period .................................  $108.45    $105.94     $ 94.76         $100.44
                                                             =======    =======     =======         =======

Number of units outstanding, end of period (000's).........       81         88          64               1
                                                             =======    =======     =======         =======

                     INTERMEDIATE GOVERNMENT SECURITIES FUND--ENHANCED MOMENTUM PLUS CONTRACTS

                                                         SEPTEMBER 1, 1996
                                                       TO DECEMBER 31, 1996*
                                                     -------------------------

Unit value, beginning of period......................     $100.00
                                                          =======

Unit value, end of period............................     $105.75
                                                          =======

Number of units outstanding, end of period (000's)...           2
                                                          =======

                     INTERMEDIATE GOVERNMENT SECURITIES FUND--EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                                YEARS ENDED DECEMBER 31,
                                                                ------------------------      JUNE 1, 1994*
                                                                  1996        1995         TO DECEMBER 31, 1994
                                                                -------      -------     ------------------------

Unit value, beginning of period ...........................     $109.80      $ 98.19            $100.00
                                                                =======      =======            =======

Unit value, end of period .................................     $112.40      $109.80            $ 98.19
                                                                =======      =======            =======

Number of units outstanding, end of period (000's) ........         146           89                 32
                                                                =======      =======            =======

                                          MONEY MARKET FUND--OLD CONTRACTS

                                                                   YEARS ENDED DECEMBER 31,
                                     ------------------------------------------------------------------------------
                                      1996    1995    1994    1993    1992    1991    1990    1989    1988   1987
                                     ------  ------  ------  ------  ------  ------  ------  ------  ------ -------
Unit value, beginning of period...   $32.00  $30.44  $29.43  $28.75  $27.92  $26.47  $24.59  $22.66  $21.23  $20.01
                                     ======  ======  ======  ======  ======  ======  ======  ======  ======  ======

Unit value, end of period ........   $33.52  $32.00  $30.44  $29.43  $28.75  $27.92  $26.47  $24.59  $22.66  $21.23
                                     ======  ======  ======  ======  ======  ======  ======  ======  ======  ======

Number of units outstanding,
    end of period (000's) ........      129     140     147     168     204     246     289     310     339     419
                                     ======  ======  ======  ======  ======  ======  ======  ======  ======  ======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

DECEMBER 31, 1996

                                 MONEY MARKET FUND--EQUI-VEST / MOMENTUM** CONTRACTS

                                                                    YEARS ENDED DECEMBER 31,
                                     ------------------------------------------------------------------------------

                                      1996    1995    1994    1993    1992    1991    1990    1989    1988    1987
                                     ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Unit value, beginning of period ...  $27.22  $26.08  $25.41  $25.01  $24.48  $23.38  $21.89  $20.32  $19.18  $18.22
                                     ======  ======  ======  ======  ======  ======  ======  ======  ======  ======

Unit value, end of period .........  $28.28  $27.22  $26.08  $25.41  $25.01  $24.48  $23.38  $21.89  $20.32  $19.18
                                     ======  ======  ======  ======  ======  ======  ======  ======  ======  ======

Number of EQUI-VEST units
    outstanding, end of
    period (000's) ................   1,013   1,021   1,000   1,065   1,201   1,325   1,307   1,045     656     581
                                     ======  ======  ======  ======  ======  ======  ======  ======  ======  ======

Number of Momentum units
    outstanding, end of
    period (000's) ................     240     188     166      56
                                     ======  ======  ======  ======

                                   MONEY MARKET FUND--MOMENTUM PLUS CONTRACTS

                                                                   YEARS ENDED DECEMBER 31,
                                                               -------------------------------       SEPTEMBER 9, 1993*
                                                                 1996        1995       1994        TO DECEMBER 31, 1993
                                                               -------     -------     -------    -----------------------

Unit value, beginning of period ...........................    $107.55     $103.10     $100.47           $100.00
                                                               =======     =======     =======           =======


Unit value, end of period .................................    $111.75     $107.55     $103.10           $100.47
                                                               =======     =======     =======           =======

Number of units outstanding, end of period (000's).........        307         299         474                62
                                                               =======     =======     =======           =======

                            MONEY MARKET FUND--ENHANCED MOMENTUM PLUS CONTRACTS

                                                            SEPTEMBER 1, 1996
                                                          TO DECEMBER 31, 1996*
                                                          ---------------------


Unit value, beginning of period .........................       $100.00
                                                                =======

Unit value, end of period ...............................       $105.65
                                                                =======

Number of units outstanding, end of period (000's).......            13
                                                                =======

                        MONEY MARKET FUND--EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                                YEARS ENDED DECEMBER 31,
                                                                -----------------------       JANUARY 3, 1994*
                                                                  1996        1995          TO DECEMBER 31, 1994
                                                                -------     -------    ------------------------------
Unit value, beginning of period ...........................     $107.04     $102.61            $100.00
                                                                =======     =======            =======

Unit value, end of period .................................     $111.21     $107.04            $102.61
                                                                =======     =======            =======

Number of units outstanding, end of period (000's).........         165          81                 63
                                                                =======     =======            =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

DECEMBER 31, 1996

                                   BALANCED FUND--EQUI-VEST / MOMENTUM** CONTRACTS

                                                                  YEARS ENDED DECEMBER 31,
                                     ------------------------------------------------------------------------------

                                      1996    1995    1994    1993    1992    1991    1990    1989    1988    1987
                                     ------  ------  ------  ------  ------  ------  ------  ------  ------  ------

Unit value, beginning of period ...  $30.92  $26.18  $28.85  $26.04  $27.17  $19.40  $19.69  $15.80  $13.95  $14.69
                                     ======  ======  ======  ======  ======  ======  ======  ======  ======  ======

Unit value, end of period .........  $34.06  $30.92  $26.18  $28.85  $26.04  $27.17  $19.40  $19.69  $15.80  $13.95
                                     ======  ======  ======  ======  ======  ======  ======  ======  ======  ======

Number of EQUI-VEST units
    outstanding, end of
    period (000's) ................  28,319  30,212  32,664  31,259  25,975  21,100  19,423  16,810  15,335  17,370
                                     ======  ======  ======  ======  ======  ======  ======  ======  ======  ======

Number of Momentum units
    outstanding, end of
    period (000's).................   1,057     957     776     348
                                     ======  ======  ======  ======

                                  BALANCED FUND--MOMENTUM PLUS CONTRACTS


                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------       SEPTEMBER 9, 1993*
                                                               1996    1995     1994        TO DECEMBER 31, 1993
                                                             -------  ------   -------      ---------------------

Unit value, beginning of period ...........................  $108.95   $92.22   $101.63            $100.00
                                                             =======  =======   =======            =======

Unit value, end of period .................................  $120.01  $108.95   $ 92.22            $101.63
                                                             =======  =======   =======            =======

Number of units outstanding, end of period (000's).........      417      336       188                  9
                                                             =======  =======   =======            =======

                                 BALANCED FUND--ENHANCED MOMENTUM PLUS CONTRACTS

                                                           SEPTEMBER 1, 1996*
                                                          TO DECEMBER 31, 1996
                                                          --------------------


Unit value, beginning of period........................          $100.00
                                                                 =======

Unit value, end of period..............................          $114.16
                                                                 =======

Number of units outstanding, end of period (000's).....               48
                                                                 =======

                          BALANCED FUND--EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                            YEARS ENDED DECEMBER 31,
                                                            -----------------------     JANUARY 3, 1994*
                                                               1996         1995      TO DECEMBER 31, 1994
                                                             -------      -------    ----------------------
Unit value, beginning of period ...........................  $108.26      $ 91.64           $100.00
                                                             =======      =======           =======

Unit value, end of period .................................  $119.26      $108.26           $ 91.64
                                                             =======      =======           =======

Number of units outstanding, end of period (000's).........      548          386               289
                                                             =======      =======           =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                    FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

DECEMBER 31, 1996

                               AGGRESSIVE STOCK FUND--EQUI-VEST / MOMENTUM** CONTRACTS

                                                                 YEARS ENDED DECEMBER 31,
                                     ------------------------------------------------------------------------------

                                      1996    1995    1994     1993   1992    1991    1990    1989    1988    1987
                                     ------  ------  ------  ------  ------  ------  ------  ------  ------  ------

Unit value, beginning of period ...  $68.73  $52.88  $55.68  $48.30  $50.51  $27.36  $25.86  $18.09  $18.15  $18.33
                                     ======  ======  ======  ======  ======  ======  ======  ======  ======  ======

Unit value, end of period .........  $82.91  $68.73  $52.88  $55.68  $48.30  $50.51  $27.36  $25.86  $18.09  $18.15
                                     ======  ======  ======  ======  ======  ======  ======  ======  ======  ======

Number of EQUI-VEST units
    outstanding, end of
    period (000's) ................  27,945  25,821  24,787  21,496  17,986  12,962   9,545   8,134   8,972  10,180
                                     ======  ======  ======  ======  ======  ======  ======  ======  ======  ======

Number of Momentum units
    outstanding, end of
    period (000's) ................   1,281     969     620     258
                                     ======  ======  ======  ======

                                  AGGRESSIVE STOCK FUND--MOMENTUM PLUS CONTRACTS

                                                           YEARS ENDED DECEMBER 31,
                                                        -----------------------------     SEPTEMBER 9, 1993*
                                                          1996       1995       1994     TO DECEMBER 31, 1993
                                                        -------    -------    -------    ---------------------
Unit value, beginning of period ......................  $130.50    $100.49    $105.90          $100.00
                                                        =======    =======    =======          =======

Unit value, end of period ............................  $157.31    $130.50    $100.49          $105.90
                                                        =======    =======    =======          =======

Number of units outstanding, end of period (000's)....    1,070        718        350               12
                                                        =======    =======    =======          =======

                         AGGRESSIVE STOCK FUND--ENHANCED MOMENTUM PLUS CONTRACTS

                                                           SEPTEMBER 1, 1996
                                                         TO DECEMBER 31, 1996*
                                                       -------------------------

Unit value, beginning of period........................         $100.00
                                                                =======

Unit value, end of period..............................         $125.54
                                                                =======

Number of units outstanding, end of period (000's).....             109
                                                                =======

                                  AGGRESSIVE STOCK FUND--EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                        YEARS ENDED DECEMBER 31,
                                                       ------------------------    JANUARY 3, 1994*
                                                         1996           1995     TO DECEMBER 31, 1994
                                                        ------        -------    --------------------

Unit value, beginning of period ......................  $123.95        $ 95.45          $100.00
                                                        =======        =======          =======

Unit value, end of period ............................  $149.41        $123.95          $ 95.45
                                                        =======        =======          =======

Number of units outstanding, end of period (000's)....    2,468          1,310              664
                                                        =======        =======          =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

DECEMBER 31, 1996

                              GROWTH INVESTORS FUND--MOMENTUM CONTRACTS

                                                                  YEARS ENDED DECEMBER 31,
                                                         --------------------------------------             JUNE 1, 1994*
                                                                 1996               1995                 TO DECEMBER 31, 1994
                                                         ------------------   -----------------       --------------------------

Unit value, beginning of period......................          $120.08             $ 96.31                  $100.00
                                                               =======             =======                  =======

Unit value, end of period............................          $133.40             $120.08                  $ 96.31
                                                               =======             =======                  =======

Number of units outstanding, end of period (000's)...              110                  57                       10
                                                               =======             =======                  =======

                           GROWTH INVESTORS FUND--MOMENTUM PLUS CONTRACTS

                                                                  YEARS ENDED DECEMBER 31,
                                                         ------------------------------------------       SEPTEMBER 9, 1993*
                                                             1996           1995              1994       TO DECEMBER 31, 1993
                                                         -----------     ----------     -----------     -----------------------


Unit value, beginning of period......................      $121.49        $ 97.45       $101.99                $100.00
                                                           =======        =======       =======                =======

Unit value, end of period............................      $134.95        $121.49       $ 97.45                $101.99
                                                           =======        =======       =======                =======

Number of units outstanding, end of period (000's)...          508            375           188                     13
                                                           =======        =======       =======                =======

                              GROWTH INVESTORS FUND--ENHANCED MOMENTUM PLUS CONTRACTS

                                                        SEPTEMBER 1, 1996
                                                      TO DECEMBER 31, 1996*
                                                      ---------------------


Unit value, beginning of period......................         $100.00
                                                              =======

Unit value, end of period............................         $116.95
                                                              =======

Number of units outstanding, end of period (000's)...              15
                                                              =======

                           GROWTH INVESTORS FUND--EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                         YEARS ENDED DECEMBER 31,
                                                     ------------------------------           JANUARY 3, 1994*
                                                         1996              1995            TO DECEMBER 31, 1994
                                                     -----------        -----------       -----------------------

Unit value, beginning of period......................   $120.08           $ 96.31               $100.00
                                                        =======           =======               =======

Unit value, end of period............................   $133.40           $120.08               $ 96.31
                                                        =======           =======               =======

Number of units outstanding, end of period (000's)...     3,325             2,113                 1,023
                                                        =======           =======               =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

DECEMBER 31, 1996

                             CONSERVATIVE INVESTORS FUND--MOMENTUM CONTRACTS

                                                          YEARS ENDED DECEMBER 31,
                                                     ---------------------------------           JUNE 1, 1994*
                                                          1996              1995             TO DECEMBER 31, 1994
                                                     ---------------    --------------     -------------------------

Unit value, beginning of period......................    $112.97           $ 95.10                  $100.00
                                                         =======           =======                  =======


Unit value, end of period............................    $117.25           $112.97                  $ 95.10
                                                         =======           =======                  =======

Number of units outstanding, end of period (000's)...         18                11                        3
                                                         =======           =======                  =======

                             CONSERVATIVE INVESTORS FUND--MOMENTUM PLUS CONTRACTS

                                                              YEARS ENDED DECEMBER 31,
                                                        ----------------------------------        SEPTEMBER 9, 1993*
                                                           1996        1995         1994         TO DECEMBER 31, 1993
                                                        ---------    ---------   ---------     -------------------------

Unit value, beginning of period......................    $110.81      $ 93.29      $98.60               $100.00
                                                         =======      =======      ======               =======


Unit value, end of period............................    $114.99      $110.81      $93.29               $ 98.60
                                                         =======      =======      ======               =======

Number of units outstanding, end of period (000's)...        136          129          92                    10
                                                         =======      =======      ======               =======

                             CONSERVATIVE INVESTORS FUND--ENHANCED MOMENTUM PLUS CONTRACTS

                                                          SEPTEMBER 1, 1996
                                                         TO DECEMBER 31, 1996*
                                                     ---------------------------


Unit value, beginning of period......................       $100.00
                                                            =======

Unit value, end of period............................       $109.47
                                                            =======

Number of units outstanding, end of period (000's)...             5
                                                            =======

                                  CONSERVATIVE INVESTORS FUND--EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------------------------------------
                                                                  1996               1995                  1994
                                                           -------------         -----------           -----------
Unit value, beginning of period......................          $112.97             $ 95.10               $100.00
                                                               =======             =======               =======


Unit value, end of period............................          $117.25             $112.97               $ 95.10
                                                               =======             =======               =======


Number of units outstanding, end of period (000's)...              567                 491                   325
                                                               =======             =======               =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

DECEMBER 31, 1996

                                           HIGH YIELD FUND--MOMENTUM CONTRACTS

                                                           YEARS ENDED DECEMBER 31,
                                                       ------------------------------        JUNE 1, 1994* TO
                                                           1996               1995          DECEMBER 31, 1994
                                                       -----------         ----------    ------------------------

Unit value, beginning of period .....................    $113.44            $ 95.88              $100.00
                                                         =======            =======              =======

Unit value, end of period ...........................    $137.53            $113.44              $ 95.88
                                                         =======            =======              =======

Number of units outstanding, end of period (000's) ..         18                  7                    1
                                                         =======            =======              =======

                                     HIGH YIELD FUND--MOMENTUM PLUS CONTRACTS

                                                                     YEARS ENDED DECEMBER 31,
                                                       ------------------------------------------        SEPTEMBER 9, 1993*
                                                            1996            1995         1994           TO DECEMBER 31, 1993
                                                       --------------   -----------   -----------     -------------------------

Unit value, beginning of period......................      $121.10        $102.37      $106.74                 $100.00
                                                           =======        =======      =======                 =======

Unit value, end of period............................      $146.80        $121.10      $102.37                 $106.74
                                                           =======        =======      =======                 =======

Number of units outstanding, end of period (000's)...           94             70           38                       1
                                                           =======        =======      =======                 =======

                               HIGH YIELD FUND--ENHANCED MOMENTUM PLUS CONTRACTS

                                                         SEPTEMBER 1, 1996
                                                       TO DECEMBER 31, 1996*
                                                     --------------------------


Unit value, beginning of period......................         $100.00
                                                              =======

Unit value, end of period............................         $127.46
                                                              =======

Number of units outstanding, end of period (000's)...               5
                                                              =======

                                HIGH YIELD FUND--EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                          YEARS ENDED DECEMBER 31,
                                                       ----------------------------          JANUARY 3, 1994*
                                                            1996           1995            TO DECEMBER 31, 1994
                                                       ------------    ------------     --------------------------

Unit value, beginning of period......................     $113.44         $ 95.88               $100.00
                                                          =======         =======               =======

Unit value, end of period............................     $137.53         $113.44               $ 95.88
                                                          =======         =======               =======

Number of units outstanding, end of period (000's)...         444             209                    99
                                                          =======         =======               =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

DECEMBER 31, 1996

                                          GLOBAL FUND--MOMENTUM CONTRACTS


                                                            YEARS ENDED DECEMBER 31,
                                                        ------------------------------           JUNE 1, 1994*
                                                            1996              1995           TO DECEMBER 31, 1994
                                                        -------------     ------------       -----------------------

Unit value, beginning of period......................     $122.06            $104.12                $100.00
                                                          =======            =======                =======

Unit value, end of period............................     $138.00            $122.06                $104.12
                                                          =======            =======                =======

Number of units outstanding, end of period (000's)...         116                 62                     16
                                                          =======            =======                =======

                                          GLOBAL FUND--MOMENTUM PLUS CONTRACTS

                                                                     YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------      SEPTEMBER 9, 1993*
                                                            1996               1995            1994        TO DECEMBER 31, 1993
                                                        -------------      -----------     -----------    ------------------------

Unit value, beginning of period......................      $124.30           $106.04         $102.14             $100.00
                                                           =======           =======         =======             ========

Unit value, end of period............................      $140.51           $124.30         $106.04             $102.14
                                                           =======           =======         =======             =======

Number of units outstanding, end of period (000's)...          459               391             223                   8
                                                           =======           =======         =======             =======

                                   GLOBAL FUND--ENHANCED MOMENTUM PLUS CONTRACTS

                                                         SEPTEMBER 1, 1996
                                                       TO DECEMBER 31, 1996*
                                                     -------------------------


Unit value, beginning of period......................       $100.00
                                                            =======

Unit value, end of period............................       $116.37
                                                            =======

Number of units outstanding, end of period (000's)...            13
                                                            =======

                               GLOBAL FUND--EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------            JANUARY 3, 1994*
                                                            1996               1995               TO DECEMBER 31, 1994
                                                       ---------------     -------------       -------------------------

Unit value, beginning of period......................      $122.06            $104.12                  $100.00
                                                           =======            =======                  =======

Unit value, end of period............................      $138.00            $122.06                  $104.12
                                                           =======            =======                  =======

Number of units outstanding, end of period (000's)...        2,995              2,121                    1,305
                                                           =======            =======                  =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

DECEMBER 31, 1996

                                 GROWTH & INCOME FUND--MOMENTUM CONTRACTS

                                                               YEARS ENDED DECEMBER 31,
                                                        -------------------------------------                JUNE 1, 1994*
                                                              1996                 1995                  TO DECEMBER 31, 1994
                                                        ---------------       ---------------         --------------------------

Unit value, beginning of period......................       $121.02                $ 98.86                    $100.00
                                                            =======                =======                    =======

Unit value, end of period............................       $143.37                $121.02                    $ 98.86
                                                            =======                =======                    =======

Number of units outstanding, end of period (000's)...            41                     17                          4
                                                            =======                =======                    =======

                                 GROWTH & INCOME FUND--MOMENTUM PLUS CONTRACTS

                                                                 YEARS ENDED DECEMBER 31,
                                                        -------------------------------------                JUNE 1, 1994*
                                                              1996                  1995                 TO DECEMBER 31, 1994
                                                        ---------------       ---------------         --------------------------

Unit value, beginning of period......................       $121.25               $ 99.06                     $100.00
                                                            =======               =======                     =======

Unit value, end of period............................       $143.63               $121.25                     $ 99.06
                                                            =======               =======                     =======

Number of units outstanding, end of period (000's)...           121                    67                           9
                                                            =======               =======                     =======

                           GROWTH & INCOME FUND--ENHANCED MOMENTUM PLUS CONTRACTS

                                                         SEPTEMBER 1, 1996
                                                       TO DECEMBER 31, 1996*
                                                      ----------------------


Unit value, beginning of period......................         $100.00
                                                              =======

Unit value, end of period............................         $123.61
                                                              =======

Number of units outstanding, end of period (000's)...               3
                                                              =======

                           GROWTH & INCOME FUND--EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                                 YEARS ENDED DECEMBER 31,
                                                        -------------------------------------              JANUARY 3, 1994*
                                                             1996                   1995                 TO DECEMBER 31, 1994
                                                        --------------        ---------------         --------------------------

Unit value, beginning of period......................      $121.02                $ 98.86                     $100.00
                                                           =======                =======                     =======

Unit value, end of period............................      $143.37                $121.02                     $ 98.86
                                                           =======                =======                     =======

Number of units outstanding, end of period (000's)...          975                    498                         210
                                                           =======                =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

DECEMBER 31, 1996

                                        QUALITY BOND FUND--MOMENTUM CONTRACTS

                                                             YEARS ENDED DECEMBER 31,
                                                        ---------------------------------              JUNE 1, 1994*
                                                            1996                1995               TO DECEMBER 31, 1994
                                                        -------------       -------------        ------------------------

Unit value, beginning of period......................      $108.38             $ 93.87                   $100.00
                                                           =======             =======                   =======

Unit value, end of period............................      $112.65             $108.38                   $ 93.87
                                                           =======             =======                   =======

Number of units outstanding, end of period (000's)...            7                   4                         1
                                                           =======             =======                   =======

                                        QUALITY BOND FUND--MOMENTUM PLUS CONTRACTS

                                                               YEARS ENDED DECEMBER 31,
                                                        ---------------------------------              JUNE 1, 1994*
                                                             1996               1995               TO DECEMBER 31, 1994
                                                        -------------       -------------        ------------------------

Unit value, beginning of period......................      $114.38             $ 99.07                   $100.00
                                                           =======             =======                   =======

Unit value, end of period............................      $118.87             $114.38                   $ 99.07
                                                           =======             =======                   =======

Number of units outstanding, end of period (000's)...           28                  17                         3
                                                           =======             =======                   =======

                           QUALITY BOND FUND--ENHANCED MOMENTUM PLUS CONTRACTS

                                                       SEPTEMBER 1, 1996*
                                                      TO DECEMBER 31, 1996
                                                     -----------------------


Unit value, beginning of period......................        $100.00
                                                             ========

Unit value, end of period............................        $108.84
                                                             =======

Number of units outstanding, end of period (000's)...              1
                                                             =======

                          QUALITY BOND FUND--EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                             YEARS ENDED DECEMBER 31,
                                                        ---------------------------------            JANUARY 3, 1994*
                                                            1996                1995               TO DECEMBER 31, 1994
                                                        -------------       -------------        ------------------------

Unit value, beginning of period......................      $108.38             $ 93.87                   $100.00
                                                           =======             =======                   =======

Unit value, end of period............................      $112.65             $108.38                   $ 93.87
                                                           =======             =======                   =======

Number of units outstanding, end of period (000's)...          196                 135                        53
                                                           =======             =======                   =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

DECEMBER 31, 1996

                                         EQUITY INDEX FUND--MOMENTUM CONTRACTS

                                                             YEARS ENDED DECEMBER 31,
                                                        ---------------------------------              JUNE 1, 1994*
                                                            1996                 1995              TO DECEMBER 31, 1994
                                                        -------------       -------------        ------------------------

Unit value, beginning of period......................      $135.94             $100.95                   $100.00
                                                           =======             =======                   =======

Unit value, end of period............................      $164.12             $135.94                   $100.95
                                                           =======             =======                   =======

Number of units outstanding, end of period (000's)...           51                  12                         1
                                                           =======             =======                   =======

                                   EQUITY INDEX FUND--MOMENTUM PLUS CONTRACTS

                                                             YEARS ENDED DECEMBER 31,
                                                        ---------------------------------              JUNE 1, 1994*
                                                            1996                1995               TO DECEMBER 31, 1994
                                                        -------------       -------------        ------------------------

Unit value, beginning of period......................      $135.92             $100.94                   $100.00
                                                           =======             =======                   =======

Unit value, end of period............................      $164.08             $135.92                   $100.94
                                                           =======             =======                   =======

Number of units outstanding, end of period (000's)...          128                  44                         3
                                                           =======             =======                   =======

                             EQUITY INDEX FUND--ENHANCED MOMENTUM PLUS CONTRACTS

                                                           SEPTEMBER 1, 1996*
                                                          TO DECEMBER 31, 1996
                                                         -----------------------


Unit value, beginning of period......................           $100.00
                                                                =======

Unit value, end of period............................           $139.70
                                                                =======

Number of units outstanding, end of period (000's)...                 4
                                                                =======

                             EQUITY INDEX FUND--EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                              YEARS ENDED DECEMBER 31,
                                                        ---------------------------------             JUNE 1, 1994*
                                                             1996               1995              TO DECEMBER 31, 1994
                                                        -------------       -------------       -------------------------

Unit value, beginning of period......................      $135.94             $100.95                   $100.00
                                                           =======             =======                   =======

Unit value, end of period............................      $164.12             $135.94                   $100.95
                                                           =======             =======                   =======

Number of units outstanding, end of period (000's)...        1,486                 592                        47
                                                           =======             =======                   =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS--(CONCLUDED)

DECEMBER 31, 1996

                                    INTERNATIONAL FUND--MOMENTUM CONTRACTS

                                                                  YEAR ENDED
                                                                 DECEMBER 31,                         SEPTEMBER 1, 1994*
                                                                     1996                            TO DECEMBER 31, 1995
                                                           ---------------------------         -------------------------------

Unit value, beginning of period............................         $104.15                                $100.00
                                                                    =======                                =======

Unit value, end of period..................................         $112.82                                $104.15
                                                                    =======                                =======

Number of units outstanding, end of period (000's).........              19                                      0
                                                                    =======                                =======

                                     INTERNATIONAL FUND--MOMENTUM PLUS CONTRACTS

                                                                    YEAR ENDED
                                                                   DECEMBER 31,                      SEPTEMBER 1, 1994* TO
                                                                       1996                            DECEMBER 31, 1995
                                                           -----------------------------       -------------------------------

Unit value, beginning of period............................         $104.15                                $100.00
                                                                    =======                                =======

Unit value, end of period..................................         $112.81                                $104.15
                                                                    =======                                =======

Number of units outstanding, end of period (000's).........              54                                      3
                                                                    =======                                =======

                 INTERNATIONAL FUND--ENHANCED MOMENTUM CONTRACTS

                                                          SEPTEMBER 1, 1996
                                                        TO DECEMBER 31, 1996*
                                                       ------------------------


Unit value, beginning of period.......................           $100.00
                                                                 =======

Unit value, end of period.............................           $112.96
                                                                 =======

Number of units outstanding, end of period (000's)....                21
                                                                 =======

                             INTERNATIONAL FUND--EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                                    YEAR ENDED
                                                                   DECEMBER 31,                        SEPTEMBER 1, 1994*
                                                                       1996                           TO DECEMBER 31, 1995
                                                           -----------------------------       -------------------------------

Unit value, beginning of period............................         $104.15                                $100.00
                                                                    =======                                =======

Unit value, end of period..................................         $112.83                                $104.15
                                                                    =======                                =======

Number of units outstanding, end of period (000's).........             763                                    141
                                                                    =======                                =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-30

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its methods of accounting for long-duration participating life insurance contracts and long-lived assets in 1996, for loan impairments in 1995 and for postemployment benefits in 1994.


Price Waterhouse LLP
New York, New York
February 10, 1997
                                      F-1

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1996 AND 1995

                                                                        1996                 1995
                                                                  -----------------    -----------------
                                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.................   $    18,077.0        $    15,899.9
  Mortgage loans on real estate.................................         3,133.0              3,638.3
  Equity real estate............................................         3,297.5              3,916.2
  Policy loans..................................................         2,196.1              1,976.4
  Investment in and loans to affiliates.........................           685.0                636.6
  Other equity investments......................................           597.3                621.1
  Other invested assets.........................................           288.7                706.1
                                                                  -----------------    -----------------
      Total investments.........................................        28,274.6             27,394.6
Cash and cash equivalents.......................................           538.8                774.7
Deferred policy acquisition costs...............................         3,104.9              3,075.8
Amounts due from discontinued GIC Segment.......................           996.2              2,097.1
Other assets....................................................         2,552.2              2,718.1
Closed Block assets.............................................         8,495.0              8,582.1
Separate Accounts assets........................................        29,646.1             24,566.6
                                                                  -----------------    -----------------
TOTAL ASSETS....................................................   $    73,607.8        $    69,209.0
                                                                  =================    =================

LIABILITIES
Policyholders' account balances.................................   $    21,865.6        $    21,911.2
Future policy benefits and other policyholders' liabilities.....         4,416.6              4,007.3
Short-term and long-term debt...................................         1,766.9              1,899.3
Other liabilities...............................................         2,785.1              3,380.7
Closed Block liabilities........................................         9,091.3              9,221.4
Separate Accounts liabilities...................................        29,598.3             24,531.0
                                                                  -----------------    -----------------
      Total liabilities.........................................        69,523.8             64,950.9
                                                                  -----------------    -----------------

Commitments and contingencies (Notes 10, 12, 13, 14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares
  authorized, issued and outstanding............................             2.5                  2.5
Capital in excess of par value..................................         3,105.8              3,105.8
Retained earnings...............................................           798.7                788.4
Net unrealized investment gains.................................           189.9                396.5
Minimum pension liability.......................................           (12.9)               (35.1)
                                                                  -----------------    -----------------
      Total shareholder's equity................................         4,084.0              4,258.1
                                                                  -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY......................   $    73,607.8        $    69,209.0
                                                                  =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                1996               1995               1994
                                                          -----------------  -----------------  -----------------
                                                                              (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income................................................   $      874.0       $       788.2      $       715.0
Premiums................................................          597.6               606.8              625.6
Net investment income...................................        2,175.9             2,088.2            1,998.6
Investment (losses) gains, net..........................           (9.8)                5.3               91.8
Commissions, fees and other income......................        1,081.8               897.1              847.4
Contribution from the Closed Block......................          125.0               143.2              137.0
                                                          -----------------  -----------------  -----------------

      Total revenues....................................        4,844.5             4,528.8            4,415.4
                                                          -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances....        1,270.2             1,248.3            1,201.3
Policyholders' benefits.................................        1,317.7             1,008.6              914.9
Other operating costs and expenses......................        2,048.0             1,775.8            1,857.7
                                                          -----------------  -----------------  -----------------

      Total benefits and other deductions...............        4,635.9             4,032.7            3,973.9
                                                          -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes, minority interest and cumulative
  effect of accounting change...........................          208.6               496.1              441.5
Federal income taxes....................................            9.7               120.5              100.2
Minority interest in net income of consolidated
  subsidiaries..........................................           81.7                62.8               50.4
                                                          -----------------  -----------------  -----------------
Earnings from continuing operations before
  cumulative effect of accounting change................          117.2               312.8              290.9
Discontinued operations, net of Federal income taxes....          (83.8)                -                  -
Cumulative effect of accounting change, net of Federal
  income taxes..........................................          (23.1)                -                (27.1)
                                                          -----------------  -----------------  -----------------

Net Earnings............................................   $       10.3       $       312.8      $       263.8
                                                          =================  =================  =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                      1996               1995               1994
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year as
  previously reported.........................................        2,913.6             2,913.6            2,613.6
Cumulative effect on prior years of retroactive restatement
  for accounting change.......................................          192.2               192.2              192.2
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, beginning of year as restated.        3,105.8             3,105.8            2,805.8
Additional capital in excess of par value.....................            -                   -                300.0
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        3,105.8             3,105.8            3,105.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year as previously reported...          781.6               484.0              217.6
Cumulative effect on prior years of retroactive restatement
  for accounting change.......................................            6.8                (8.4)              (5.8)
                                                                -----------------  -----------------  -----------------
Retained earnings, beginning of year as restated..............          788.4               475.6              211.8
Net earnings..................................................           10.3               312.8              263.8
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................          798.7               788.4              475.6
                                                                -----------------  -----------------  -----------------

Net unrealized investment gains (losses), beginning of year
  as previously reported......................................          338.2              (203.0)             131.9
Cumulative effect on prior years of retroactive restatement
  for accounting change.......................................           58.3               (17.5)              12.7
                                                                -----------------  -----------------  -----------------
Net unrealized investment gains (losses), beginning of
  year as restated............................................          396.5              (220.5)             144.6
Change in unrealized investment (losses) gains................         (206.6)              617.0             (365.1)
                                                                -----------------  -----------------  -----------------
Net unrealized investment gains (losses), end of year.........          189.9               396.5             (220.5)
                                                                -----------------  -----------------  -----------------

Minimum pension liability, beginning of year..................          (35.1)               (2.7)             (15.0)
Change in minimum pension liability...........................           22.2               (32.4)              12.3
                                                                -----------------  -----------------  -----------------
Minimum pension liability, end of year........................          (12.9)              (35.1)              (2.7)
                                                                -----------------  -----------------  -----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    4,084.0       $     4,258.1      $     3,360.7
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                      1996               1995               1994
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $       10.3       $       312.8      $       263.8
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,270.2             1,248.3            1,201.3
  Universal life and investment-type policy fee income........         (874.0)             (788.2)            (715.0)
  Investment losses (gains)...................................            9.8                (5.3)             (91.8)
  Change in Federal income taxes payable......................         (197.1)              221.6               38.3
  Other, net..................................................          364.4               127.3              (19.4)
                                                                -----------------  -----------------  -----------------

Net cash provided by operating activities.....................          583.6             1,116.5              677.2
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,275.1             1,897.4            2,323.8
  Sales.......................................................        8,964.3             8,867.1            5,816.6
  Return of capital from joint ventures and limited
    partnerships..............................................           78.4                65.2               39.0
  Purchases...................................................      (12,559.6)          (11,675.5)          (7,564.7)
  Decrease (increase) in loans to discontinued GIC Segment....        1,017.0             1,226.9              (40.0)
  Other, net..................................................           56.7              (624.7)            (478.1)
                                                                -----------------  -----------------  -----------------

Net cash (used) provided by investing activities..............         (168.1)             (243.6)              96.6
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        1,925.4             2,586.5            2,082.5
    Withdrawals...............................................       (2,385.2)           (2,657.1)          (2,864.4)
  Net decrease in short-term financings.......................            (.3)              (16.4)            (173.0)
  Additions to long-term debt.................................            -                 599.7               51.8
  Repayments of long-term debt................................         (124.8)              (40.7)            (199.8)
  Proceeds from issuance of Alliance units....................            -                   -                100.0
  Payment of obligation to fund accumulated deficit of
    discontinued GIC Segment..................................            -              (1,215.4)               -
  Capital contribution from the Holding Company...............            -                   -                300.0
  Other, net..................................................          (66.5)              (48.4)              26.5
                                                                -----------------  -----------------  -----------------

Net cash (used) by financing activities.......................         (651.4)             (791.8)            (676.4)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................         (235.9)               81.1               97.4
Cash and cash equivalents, beginning of year..................          774.7               693.6              596.2
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $      538.8       $       774.7      $       693.6
                                                                =================  =================  =================

Supplemental cash flow information
  Interest Paid...............................................   $      109.9       $        89.6      $        34.9
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (10.0)      $       (82.7)     $        49.2
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") converted to a stock life insurance company on July 22, 1992 and became a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life, which will continue to conduct the Company's insurance business. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), Equitable Real Estate Investment Management, Inc. ("EREIM") and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA-UAP ("AXA"), a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 60.8% at December 31, 1996 (63.6% assuming conversion of Series E Convertible Preferred Stock held by AXA and 54.4% if all securities convertible into, and options on, common stock were to be converted or exercised).

 2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP").

        The accompanying consolidated financial statements include the accounts of Equitable Life and its wholly owned life insurance subsidiaries (collectively, the "Insurance Group"); non-insurance subsidiaries, principally Alliance, an investment advisory subsidiary, and EREIM, a real estate investment management subsidiary; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets and liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 6). Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements exclude the Closed Block related amounts.

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        All significant intercompany transactions and balances have been eliminated in consolidation other than intercompany transactions and balances with the Closed Block and the discontinued Guaranteed Interest Contract ("GIC") Segment (see Note 7).

        The years "1996," "1995" and "1994" refer to the years ended December 31, 1996, 1995 and 1994, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1996 presentation.

        Closed Block
        ------------

        As of July 22, 1992, Equitable Life established the Closed Block for the benefit of certain classes of individual participating policies for which Equitable Life had a dividend scale payable in 1991 and which were in force on that date. Assets were allocated to the Closed Block in an amount which, together with anticipated revenues from policies included in the Closed Block, was reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block and will not revert to the benefit of the Holding Company. The plan of demutualization prohibits the reallocation, transfer, borrowing or lending of assets between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or to any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, the Company's management adopted a plan to discontinue the business operations of the GIC Segment, consisting of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities") and Guaranteed Interest Contract ("GIC") lines of business. The Company established a pre-tax provision for the estimated future losses of the GIC line of business and a premium deficiency reserve for the Wind-Up Annuities. Subsequent losses incurred have been charged to the two loss provisions. Management reviews the adequacy of the allowance and reserve each quarter. During the fourth quarter 1996 review, management determined it was necessary to increase the allowance for expected future losses of the GIC Segment. Management believes the loss provisions for GIC contracts and Wind-Up Annuities at December 31, 1996 are adequate to provide for all future losses; however, the determination of loss provisions continues to involve numerous estimates and subjective judgments regarding the expected performance of discontinued operations investment assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized (See Note 7).

        Accounting Changes
        ------------------

        In 1996, the Company changed its method of accounting for long-duration participating life insurance contracts, primarily within the Closed Block, in accordance with the provisions prescribed by Statement of
        Financial Accounting Standards ("SFAS") No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts". The effect of this change, including the impact on the Closed Block, was to increase earnings from continuing operations before cumulative effect of accounting change by $19.2 million, net of Federal income taxes of $10.3 million for 1996. The financial statements for 1995 and 1994 have been retroactively restated for the change which resulted in an increase (decrease) in earnings before cumulative effect of accounting change of $15.2 million, net of Federal income taxes of $8.2 million, and $(2.6) million, net of Federal income tax benefit of $1.0 million, respectively. Shareholder's equity increased $199.1 million as of January 1, 1994 for the effect of retroactive application of the new method. (See "Deferred Policy Acquisition Costs," "Policyholders' Account Balances and Future Policy Benefits" and Note 6.)

        The Company implemented SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of," as of January 1, 1996. The statement requires long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Effective with SFAS No. 121's adoption, impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Before implementing SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds. The adoption of the statement resulted in the release of valuation allowances of $152.4 million and recognition of impairment losses of $144.0 million on real estate held and used. Real estate which management has committed to disposing of by sale or abandonment is classified as real estate to be disposed of. Valuation allowances on real estate to be disposed of continue to be computed using the lower of estimated fair value or depreciated cost, net of disposition costs. Implementation of the SFAS No. 121 impairment requirements relative to other assets to be disposed of resulted in a charge for the cumulative effect of an accounting change of $23.1 million, net of a Federal income tax benefit of $12.4 million, due to the writedown to fair value of building improvements relating to facilities being vacated beginning in 1996.

        In the  first  quarter  of 1995,  the  Company  adopted  SFAS  No.  114,
        "Accounting by Creditors for Impairment of a Loan". This statement applies to all loans, including loans restructured in a troubled debt restructuring involving a modification of terms. This statement addresses the accounting for impairment of a loan by specifying how allowances for credit losses should be determined. Impaired loans within the scope of this statement are measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. The Company provides for impairment of loans through an allowance for possible losses. The adoption of this statement did not have a material effect on the level of these allowances or on the Company's consolidated statements of earnings and shareholder's equity.

        Beginning coincident with issuance of SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," implementation guidance in November 1995, the Financial Accounting Standards Board ("FASB") permitted companies a one-time opportunity, through December 31, 1995, to reassess the appropriateness of the classification of all securities held at that time. On December 1, 1995, the Company transferred $4,794.9 million of securities classified as held to maturity to the available for sale portfolio. As a result, consolidated shareholder's equity increased by $149.4 million, net of deferred policy acquisition costs ("DAC"), amounts attributable to participating group annuity contracts and deferred Federal income taxes.

        In the fourth quarter of 1994 (effective as of January 1, 1994), the Company adopted SFAS No. 112, "Employers' Accounting for Postemployment Benefits," which required employers to recognize the obligation to provide postemployment benefits. Implementation of this statement resulted in a charge for the cumulative effect of accounting change of $27.1 million, net of a Federal income tax benefit of $14.6 million.

        New Accounting Pronouncements
        -----------------------------

        The FASB issued SFAS No. 123, "Accounting for Stock-Based Compensation," which permits entities to recognize as expense over the vesting period the fair value of all stock-based awards on the date of grant or, alternatively, to continue to apply the provisions of Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees," and related interpretations. Companies which elect to continue to apply APB Opinion No. 25 must provide pro forma net income disclosures for employee stock option grants made in 1995 and future years as if the fair-value-based method defined in SFAS No. 123 had been applied. The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of APB Opinion No. 25 (see Note 21).

        In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". SFAS No. 125 specifies the accounting and reporting requirements for transfers of financial assets, the recognition and measurement of servicing assets and liabilities and extinguishments of liabilities. SFAS No. 125 is effective for transactions occurring after December 31, 1996 and is to be applied prospectively. In December 1996, the FASB issued SFAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125," which defers for one year the effective date of provisions relating to secured borrowings and collateral and transfers of financial assets that are part of repurchase agreements, dollar-roll, securities lending and similar transactions. Management has not yet determined the effect of implementing SFAS No. 125.

        Valuation of Investments
        ------------------------

        Fixed maturities identified as available for sale are reported at estimated fair value. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Effective with the adoption of SFAS No. 114 on January 1, 1995, the valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value. Prior to the adoption of SFAS No. 114, the valuation allowances were based on losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure or in-substance foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans management believed may not be collectible in full. In establishing valuation allowances, management previously considered, among other things the estimated fair value of the underlying collateral.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses) net. Valuation allowances on real estate available for sale are computed using the lower of current estimated fair value or depreciated cost, net of disposition costs. Prior to the adoption of SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Common stocks are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities are recorded in the consolidated financial statements on a trade date basis.

        Investment Results and Unrealized Investment Gains (Losses)
        -----------------------------------------------------------

        Net investment income and realized investment gains and losses (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized investment gains and losses are determined by specific identification and are presented as a component of revenue. Valuation allowances are netted against the asset categories to which they apply and changes in the valuation allowances are included in investment gains or losses.

        Unrealized investment gains and losses on fixed maturities available for sale and equity securities held by the Company are accounted for as a separate component of shareholder's equity, net of related deferred Federal income taxes, amounts attributable to the discontinued GIC Segment, participating group annuity contracts, and DAC related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 15 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1996, the expected investment yield ranged from 7.30% grading to 7.68% over 13 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. Deviations of actual results from estimated experience are reflected in earnings in the period such deviations occur. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life and annuity policies with life contingencies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        For individual health benefit insurance, DAC is amortized over the expected average life of the contracts (10 years for major medical policies and 20 years for disability income ("DI") products) in proportion to anticipated premium revenue at time of issue. In the fourth quarter of 1996, the DAC related to DI contracts issued prior to July 1993 was written off.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, include a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 13.5% for annuity liabilities.

        During the fourth quarter of 1996, a loss recognition study on participating group annuity contracts and conversion annuities ("Pension Par") was completed which included management's revised estimate of assumptions, including expected mortality and future investment returns. The study's results prompted management to establish a premium deficiency reserve which decreased earnings from continuing operations and net earnings by $47.5 million ($73.0 million pre-tax).

        Individual health benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

        During  the  fourth  quarter  of  1996,  the  Company  completed  a loss recognition study of the DI business which incorporated management's revised estimates of future experience with regard to morbidity, investment returns, claims and administration expenses and other factors. The study indicated DAC was not recoverable and the reserves were not sufficient. Earnings from continuing operations and net earnings decreased by $208.0 million ($320.0 million pre-tax) as a result of strengthening DI reserves by $175.0 million and writing off unamortized DAC of $145.0 million. The determination of DI reserves requires making assumptions and estimates relating to a variety of factors, including morbidity and interest rates, claims experience and lapse rates based on then known facts and circumstances. Such factors as claim incidence and termination rates can be affected by changes in the economic, legal and regulatory environments and work ethic. While management believes its DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual disability income and major medical policies were $711.8 million and $639.6 million at December 31, 1996 and 1995, respectively (excluding $175.0 million of reserve strengthening in 1996). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies (excluding $175.0 million of reserve strengthening in 1996) are summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Incurred benefits related to current year..........  $       189.0       $      176.0       $      188.6
        Incurred benefits related to prior years...........           69.1               67.8               28.7
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $       258.1       $      243.8       $      217.3
                                                            =================   ================   =================
        Benefits paid related to current year..............  $        32.6       $       37.0       $       43.7
        Benefits paid related to prior years...............          153.3              137.8              132.3
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       185.9       $      174.8       $      176.0
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by
        Equitable   Life's  Board  of  Directors.   The   aggregate   amount  of
        policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        Equitable Life is subject to limitations on the amount of statutory profits which can be retained with respect to certain classes of individual participating policies that were in force on July 22, 1992 which are not included in the Closed Block and with respect to participating policies issued subsequent to July 22, 1992. Excess statutory profits, if any, will be distributed over time to such policyholders and will not be available to Equitable Life's shareholder. Earnings in excess of limitations, if any, would be accrued as policyholders' dividends.

        At December 31, 1996, participating policies, including those in the Closed Block, represent approximately 24.2% ($52.3 billion) of directly written life insurance in force, net of amounts ceded.

        Federal Income Taxes
        --------------------

        The Company files a consolidated Federal income tax return with the Holding Company and its non-life insurance subsidiaries. Current Federal income taxes were charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities were recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Separate Accounts
        -----------------

        Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds the Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account, therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1996, 1995 and 1994, investment results of such Separate Accounts were $2,970.6 million, $1,963.2 million and $665.2 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED         ESTIMATED
                                                      COST              GAINS              LOSSES           FAIR VALUE
                                                -----------------  -----------------   ----------------   ---------------
                                                                             (IN MILLIONS)
        DECEMBER 31, 1996
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    13,645.2      $       451.5       $      121.0       $   13,975.7
            Mortgage-backed....................        2,015.9               11.2               20.3            2,006.8
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,539.4               39.2               19.3            1,559.3
            States and political subdivisions..           77.0                4.5                -                 81.5
            Foreign governments................          302.6               18.0                2.2              318.4
            Redeemable preferred stock.........          139.1                3.3                7.1              135.3
                                                -----------------  -----------------   ----------------   ---------------
        Total Available for Sale...............  $    17,719.2      $       527.7       $      169.9       $   18,077.0
                                                =================  =================   ================   ===============
        Equity Securities:
          Common stock.........................  $        98.7      $        49.3       $       17.7       $      130.3
                                                =================  =================   ================   ===============

        December 31, 1995
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    10,910.7      $       617.6       $      118.1       $   11,410.2
            Mortgage-backed....................        1,838.0               31.2                1.2            1,868.0
            U.S. Treasury securities and
              U.S. government and
              agency securities................        2,257.0               77.8                4.1            2,330.7
            States and political subdivisions..           45.7                5.2                -                 50.9
            Foreign governments................          124.5               11.0                 .2              135.3
            Redeemable preferred stock.........          108.1                5.3                8.6              104.8
                                                -----------------  -----------------   ----------------   ---------------
        Total Available for Sale...............  $    15,284.0      $       748.1       $      132.2       $   15,899.9
                                                =================  =================   ================   ===============
        Equity Securities:
          Common stock.........................  $        97.3      $        49.1       $       18.0       $      128.4
                                                =================  =================   ================   ===============

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based upon the assumption such securities will be held to maturity. Estimated fair value for equity securities, substantially all of which do not have a readily ascertainable market value, has been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1996 and 1995, securities without a readily ascertainable market value having an amortized cost of $3,915.7 million and $3,748.9 million, respectively, had estimated fair values of $4,024.6 million and $3,981.8 million, respectively.

        The contractual maturity of bonds at December 31, 1996 is shown below:

                                                   AVAILABLE FOR SALE
                                           ------------------------------------
                                              AMORTIZED          ESTIMATED
                                                COST             FAIR VALUE
                                           ----------------   -----------------
                                                      (IN MILLIONS)

        Due in one year or less...........  $      539.6       $      542.5
        Due in years two through five.....       2,776.2            2,804.0
        Due in years six through ten......       6,044.7            6,158.1
        Due after ten years...............       6,203.7            6,430.3
        Mortgage-backed securities........       2,015.9            2,006.8
                                           ----------------   -----------------
        Total.............................  $   17,580.1       $   17,941.7
                                           ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring the total investments in any single issuer or total investment in a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1996, approximately 14.20% of the $17,563.7 million aggregate amortized cost of bonds held by the Insurance Group were considered to be other than investment grade.

        In addition to its holdings of corporate high yield securities, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade.

        The Company has restructured or modified the terms of certain fixed maturity investments. The fixed maturity portfolio includes amortized costs of $5.5 million and $15.9 million at December 31, 1996 and 1995, respectively, of such restructured securities. These amounts include fixed maturities which are in default as to principal and/or interest payments, are to be restructured pursuant to commenced negotiations or where the borrowers went into bankruptcy subsequent to acquisition (collectively, "problem fixed maturities") of $2.2 million and $1.6 million as of December 31, 1996 and 1995, respectively. Gross interest income that would have been recorded in accordance with the original terms of restructured fixed maturities amounted to $1.4 million, $3.0 million and $7.5 million in 1996, 1995 and 1994, respectively. Gross interest income on these fixed maturities included in net investment income aggregated $1.3 million, $2.9 million and $6.8 million in 1996, 1995 and 1994, respectively.

        Investment valuation allowances and changes thereto are shown below:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balances, beginning of year........................  $       325.3       $      284.9       $      355.6
        SFAS No. 121 release...............................         (152.4)               -                  -
        Additions charged to income........................          125.0              136.0               51.0
        Deductions for writedowns and
          asset dispositions...............................         (160.8)             (95.6)            (121.7)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $       137.1       $      325.3       $      284.9
                                                            =================   ================   =================
        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        50.4       $       65.5       $       64.2
          Equity real estate...............................           86.7              259.8              220.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       137.1       $      325.3       $      284.9
                                                            =================   ================   =================

        At December 31, 1996, the carrying values of investments held for the production of income which were non-income producing for the twelve months preceding the consolidated balance sheet date were $25.0 million of fixed maturities and $2.6 million of mortgage loans on real estate.

        At December 31, 1996 and 1995, mortgage loans on real estate with scheduled payments 60 days (90 days for agricultural mortgages) or more past due or in foreclosure (collectively, "problem mortgage loans on real estate") had an amortized cost of $12.4 million (0.4% of total mortgage loans on real estate) and $87.7 million (2.4% of total mortgage loans on real estate), respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $388.3 million and $531.5 million at December 31, 1996 and 1995, respectively. These amounts include $1.0 million and $3.8 million of problem mortgage loans on real estate at December 31, 1996 and 1995, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $35.5 million, $52.1 million and $44.9 million in 1996, 1995 and 1994, respectively. Gross interest income on these loans included in net investment income aggregated $28.2 million, $37.4 million and $32.8 million in 1996, 1995 and 1994, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   1996                 1995
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with provision for losses..................  $        340.0       $        310.1
        Impaired mortgage loans with no provision for losses...............           122.3                160.8
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           462.3                470.9
        Provision for losses...............................................            46.4                 62.7
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        415.9       $        408.2
                                                                            ===================  ===================

        Impaired mortgage loans with no provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        During 1996 and 1995, respectively, the Company's average recorded investment in impaired mortgage loans was $552.1 million and $429.0 million. Interest income recognized on these impaired mortgage loans totaled $38.8 million and $27.9 million for 1996 and 1995, respectively, including $17.9 million and $13.4 million recognized on a cash basis.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1996 and 1995, the carrying value of equity real estate available for sale amounted to $345.6 million and $255.5 million, respectively. For 1996, 1995 and 1994, respectively, real estate of $58.7 million, $35.3 million and $189.8 million was acquired in satisfaction of debt. At December 31, 1996 and 1995, the Company owned $771.7 million and $862.7 million, respectively, of real estate acquired in satisfaction of debt.

        Depreciation of real estate is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $587.5 million and $662.4 million at December 31, 1996 and 1995, respectively. Depreciation expense on real estate totaled $91.8 million, $121.7 million and $117.0 million for 1996, 1995 and 1994, respectively. As a result of the implementation of SFAS No. 121, during 1996 no depreciation expense has been recorded on real estate available for sale.

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information of real estate joint ventures (34 and 38 individual ventures as of December 31, 1996 and 1995, respectively) and of limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater is as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     1996                1995
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        FINANCIAL POSITION
        Investments in real estate, at depreciated cost........................  $    1,883.7       $    2,684.1
        Investments in securities, generally at estimated fair value...........       2,430.6            2,459.8
        Cash and cash equivalents..............................................          98.0              489.1
        Other assets...........................................................         427.0              270.8
                                                                                ----------------   -----------------
        Total assets...........................................................       4,839.3            5,903.8
                                                                                ----------------   -----------------
        Borrowed funds - third party...........................................       1,574.3            1,782.3
        Borrowed funds - the Company...........................................         137.9              220.5
        Other liabilities......................................................         415.8              593.9
                                                                                ----------------   -----------------
        Total liabilities......................................................       2,128.0            2,596.7
                                                                                ----------------   -----------------

        Partners' Capital......................................................  $    2,711.3       $    3,307.1
                                                                                ================   =================

        Equity in partners' capital included above.............................  $      806.8       $      902.2
        Equity in limited partnership interests not included above.............         201.8              212.8
        Other..................................................................           9.8                8.9
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $    1,018.4       $    1,123.9
                                                                                ================   =================

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       348.9       $      463.5       $      537.7
        Revenues of other limited partnership interests....          386.1              242.3              103.4
        Interest expense - third party.....................         (111.0)            (135.3)            (114.9)
        Interest expense - the Company.....................          (30.0)             (41.0)             (36.9)
        Other expenses.....................................         (282.5)            (397.7)            (430.9)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $       311.5       $      131.8       $       58.4
                                                            =================   ================   =================
        Equity in net earnings included above..............  $        73.9       $       49.1       $       18.9
        Equity in net earnings of limited partnerships
          interests not included above.....................           35.8               44.8               25.3
        Other..............................................             .9                1.0                1.8
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $       110.6       $       94.9       $       46.0
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income are summarized as follows:

                                                   1996               1995                1994
                                             -----------------   ----------------   -----------------
                                                                  (IN MILLIONS)

        Fixed maturities....................  $     1,307.4       $    1,151.1       $    1,036.5
        Mortgage loans on real estate.......          303.0              329.0              385.7
        Equity real estate..................          442.4              560.4              561.8
        Other equity investments............           94.3               76.9               36.1
        Policy loans........................          160.3              144.4              122.7
        Other investment income.............          217.4              273.0              322.4
                                             -----------------   ----------------   -----------------

          Gross investment income...........        2,524.8            2,534.8            2,465.2
                                             -----------------   ----------------   -----------------

          Investment expenses...............          348.9              446.6              466.6
                                             -----------------   ----------------   -----------------

        Net Investment Income...............  $     2,175.9       $    2,088.2       $    1,998.6
                                             =================   ================   =================

        Investment gains (losses), net, including changes in the valuation allowances, are summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $        60.5       $      119.9       $      (14.3)
        Mortgage loans on real estate......................          (27.3)             (40.2)             (43.1)
        Equity real estate.................................          (79.7)             (86.6)              20.6
        Other equity investments...........................           18.9               12.8               75.9
        Issuance and sales of Alliance Units...............           20.6                -                 52.4
        Other..............................................           (2.8)               (.6)                .3
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $        (9.8)      $        5.3       $       91.8
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $29.9 million, $46.7 million and $30.8 million for 1996, 1995 and 1994, respectively, and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $23.7 million for the year ended December 31, 1996.

        For 1996, 1995 and 1994, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $8,353.5 million, $8,206.0 million and $5,253.9 million. Gross gains of $154.2 million, $211.4 million and $65.2 million and gross losses of $92.7 million, $64.2 million and $50.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1996, 1995 and 1994 amounted to $(258.0) million, $1,077.2 million and $(742.2)
        million, respectively.

        During each of 1995 and 1994, one security classified as held to maturity was sold. During the eleven months ended November 30, 1995 and the year ended December 31, 1994, respectively, twelve and six securities so classified were transferred to the available for sale portfolio. All actions were taken as a result of a significant deterioration in creditworthiness. The aggregate amortized costs of the securities sold were $1.0 million and $19.9 million with a related investment gain of $-0- million and $.8 million recognized in 1995 and 1994, respectively; the aggregate amortized cost of the securities transferred was $116.0 million and $42.8 million with gross unrealized investment losses of $3.2 million and $3.1 million charged to consolidated shareholder's equity for the eleven months ended November 30, 1995 and the year ended December 31,

        1994, respectively. On December 1, 1995, the Company transferred $4,794.9 million of securities classified as held to maturity to the available for sale portfolio. As a result, unrealized gains on fixed maturities increased $395.6 million, offset by DAC of $126.5 million, amounts attributable to participating group annuity contracts of $39.2 million and deferred Federal income taxes of $80.5 million.

        For 1996, 1995 and 1994, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $136.7 million, $131.2 million and $175.8 million, respectively.

        In 1996, Alliance acquired the business of Cursitor-Eaton Asset Management Company and Cursitor Holdings Limited (collectively, "Cursitor") for approximately $159.0 million. The purchase price consisted of $94.3 million in cash, 1.8 million of Alliance's publicly traded units ("Alliance Units"), 6% notes aggregating $21.5 million payable ratably over four years, and substantial additional consideration which will be determined at a later date. The excess of the purchase price, including acquisition costs and minority interest, over the fair value of Cursitor's net assets acquired resulted in the recognition of intangible assets consisting of costs assigned to contracts acquired and goodwill of approximately $122.8 million and $38.3 million, respectively, which are being amortized over the estimated useful lives of 20 years. The Company recognized an investment gain of $20.6 million as a result of the issuance of Alliance Units in this transaction. At December 31, 1996, the Company's ownership of Alliance Units was approximately 57.3%.

        In 1994, Alliance sold 4.96 million newly issued Alliance Units to third parties at prevailing market prices. The Company continues to hold its 1% general partnership interest in Alliance. The Company recognized an investment gain of $52.4 million as a result of these transactions.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of equity and the changes for the corresponding years, are summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year as restated.............  $       396.5       $     (220.5)      $      144.6
        Changes in unrealized investment (losses) gains....         (297.6)           1,198.9             (856.7)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts..........            -                (78.1)              40.8
            DAC............................................           42.3             (216.8)             273.6
            Deferred Federal income taxes..................           48.7             (287.0)             177.2
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       189.9       $      396.5       $     (220.5)
                                                            =================   ================   =================
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $       357.8       $      615.9       $     (461.3)
            Other equity investments.......................           31.6               31.1                7.7
            Other, principally Closed Block................           53.1               93.1               (5.1)
                                                            -----------------   ----------------   -----------------
              Total........................................          442.5              740.1             (458.7)
          Amounts of unrealized investment (gains)
            losses attributable to:
              Participating group annuity contracts........          (72.2)             (72.2)               5.9
              DAC..........................................          (52.0)             (94.3)             122.4
              Deferred Federal income taxes................         (128.4)            (177.1)             109.9
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       189.9       $      396.5       $     (220.5)
                                                            =================   ================   =================

 6)     CLOSED BLOCK

        Summarized financial information of the Closed Block follows:

                                                                                     DECEMBER 31,
                                                                         --------------------------------------
                                                                               1996                 1995
                                                                         -----------------    -----------------
                                                                                     (IN MILLIONS)
        Assets
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $3,820.7 and $3,662.8)......................................  $    3,889.5         $    3,896.2
        Mortgage loans on real estate...................................       1,380.7              1,368.8
        Policy loans....................................................       1,765.9              1,797.2
        Cash and other invested assets..................................         336.1                440.9
        DAC.............................................................         876.5                792.6
        Other assets....................................................         246.3                286.4
                                                                         -----------------    -----------------
        Total Assets....................................................  $    8,495.0         $    8,582.1
                                                                         =================    =================

        Liabilities
        Future policy benefits and policyholders' account balances......  $    8,999.7         $    8,923.5
        Other liabilities...............................................          91.6                297.9
                                                                         -----------------    -----------------
        Total Liabilities...............................................  $    9,091.3         $    9,221.4
                                                                         =================    =================

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Revenues
        Premiums and other revenue.........................  $       724.8       $      753.4       $      798.1
        Investment income (net of investment
          expenses of $27.3, $26.7 and $19.0)..............          546.6              538.9              523.0
        Investment losses, net.............................           (5.5)             (20.2)             (24.0)
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,265.9            1,272.1            1,297.1
                                                            -----------------   ----------------   -----------------
        Benefits and Other Deductions
        Policyholders' benefits and dividends..............        1,106.3            1,077.6            1,121.6
        Other operating costs and expenses.................           34.6               51.3               38.5
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,140.9            1,128.9            1,160.1
                                                            -----------------   ----------------   -----------------
        Contribution from the Closed Block.................  $       125.0       $      143.2       $      137.0
                                                            =================   ================   =================

        In the fourth quarter of 1996, the Company adopted SFAS No. 120, which prescribes the accounting for individual participating life insurance contracts, most of which are included in the Closed Block. The implementation of SFAS No. 120 resulted in an increase (decrease) in the contribution from the Closed Block of $27.5 million, $18.8 million and $(14.0) million in 1996, 1995 and 1994, respectively.

        The fixed maturity portfolio, based on amortized cost, includes $.4 million and $4.3 million at December 31, 1996 and 1995, respectively, of restructured securities which includes problem fixed maturities of $.3 million and $1.9 million, respectively.

        During the eleven months ended November 30, 1995, one security classified as held to maturity was sold and ten securities classified as held to maturity were transferred to the available for sale portfolio. All actions resulted from significant deterioration in creditworthiness. The amortized cost of the security sold was $4.2 million. The aggregate amortized cost of the securities transferred was $81.3 million with gross unrealized investment losses of $.1 million transferred to equity. At December 1, 1995, $1,750.7 million of securities classified as held to maturity were transferred to the available for sale portfolio. As a result, unrealized gains of $88.5 million on fixed maturities were recognized, offset by DAC amortization of $52.6 million.

        At December 31, 1996 and 1995, problem mortgage loans on real estate had an amortized cost of $4.3 million and $36.5 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had an amortized cost of $114.2 million and $137.7 million, respectively. At December 31, 1996 and 1995, the restructured mortgage loans on real estate amount included $.7 million and $8.8 million, respectively, of problem mortgage loans on real estate.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                              DECEMBER 31,
                                                                   ------------------------------------
                                                                        1996                1995
                                                                   ----------------   -----------------
                                                                              (IN MILLIONS)

        Impaired mortgage loans with provision for losses.........  $       128.1      $       106.8
        Impaired mortgage loans with no provision for losses......             .6               10.1
                                                                   ----------------   -----------------
        Recorded investment in impaired mortgages.................          128.7              116.9
        Provision for losses......................................           12.9               17.9
                                                                   ----------------   -----------------
        Net Impaired Mortgage Loans...............................  $       115.8      $        99.0
                                                                   ================   =================

        During 1996 and 1995, respectively, the Closed Block's average recorded investment in impaired mortgage loans was $153.8 million and $146.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $10.9 million and $5.9 million for 1996 and 1995, respectively, including $4.7 million and $1.3 million recognized on a cash basis.

        Valuation allowances amounted to $13.8 million and $18.4 million on mortgage loans on real estate and $3.7 million and $4.3 million on equity real estate at December 31, 1996 and 1995, respectively. Writedowns of fixed maturities amounted to $12.8 million, $16.8 million and $15.9 million for 1996, 1995 and 1994, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in the recognition of impairment losses of $5.6 million on real estate held and used.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

 7)     DISCONTINUED OPERATIONS

        Summarized financial information of the GIC Segment follows:

                                                             DECEMBER 31,
                                                 --------------------------------------
                                                       1996                 1995
                                                 -----------------    -----------------
                                                             (IN MILLIONS)
        Assets
        Mortgage loans on real estate...........  $    1,111.1         $    1,485.8
        Equity real estate......................         925.6              1,122.1
        Other invested assets...................         474.0                665.2
        Other assets............................         226.1                579.3
                                                 -----------------    -----------------
        Total Assets............................  $    2,736.8         $    3,852.4
                                                 =================    =================

        Liabilities
        Policyholders' liabilities..............  $    1,335.9         $    1,399.8
        Allowance for future losses.............         262.0                164.2
        Amounts due to continuing operations....         996.2              2,097.1
        Other liabilities.......................         142.7                191.3
                                                 -----------------    -----------------
        Total Liabilities.......................  $    2,736.8         $    3,852.4
                                                 =================    =================

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Revenues
        Investment income (net of investment expenses
          of $127.5, $153.1 and $183.3)....................  $       245.4       $      323.6       $      394.3
        Investment (losses) gains, net.....................          (18.9)             (22.9)              26.8
        Policy fees, premiums and other income.............             .2                 .7                 .4
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................          226.7              301.4              421.5
        Benefits and other deductions......................          250.4              326.5              443.2
        Losses charged to allowance for future losses......          (23.7)             (25.1)             (21.7)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax loss from strengthening of the
          allowance for future losses......................         (129.0)               -                  -
        Federal income tax benefit.........................           45.2                -                  -
                                                            -----------------   ----------------   -----------------
        Loss from Discontinued Operations..................  $       (83.8)      $        -         $        -
                                                            =================   ================   =================

        In  1991,   management  adopted  a  plan  to  discontinue  the  business operations of the GIC Segment consisting of group non-participating Wind-Up Annuities and the GIC lines of business. The loss allowance and premium deficiency reserve of $569.6 million provided for in 1991 were based on management's best judgment at that time.

        The Company's quarterly process for evaluating the loss provisions applies the current period's results of the discontinued operations against the allowance, re-estimates future losses, and adjusts the provisions, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in the need to strengthen the loss provisions by $129.0 million, resulting in a post-tax charge of $83.8 million to discontinued operations' results in the fourth quarter of 1996.

        Management believes the loss provisions for Wind-Up Annuities and GIC contracts at December 31, 1996 are adequate to provide for all future losses; however, the determination of loss provisions continues to involve numerous estimates and subjective judgments regarding the expected performance of discontinued operations investment assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the loss provisions, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss provisions are likely to result.

        In January 1995, continuing operations transferred $1,215.4 million in cash to the GIC Segment in settlement of its obligation to provide assets to fund the accumulated deficit of the GIC Segment. Subsequently, the GIC Segment remitted $1,155.4 million in cash to continuing operations in partial repayment of borrowings by the GIC Segment. No gains or losses were recognized on these transactions. Amounts due to continuing operations at December 31, 1996, consisted of $1,080.0 million borrowed by the discontinued GIC Segment offset by $83.8 million representing an obligation of continuing operations to provide assets to fund the accumulated deficit of the GIC Segment.

        Investment income included $88.2 million of interest income for 1994 on amounts due from continuing operations. Benefits and other deductions include $114.3 million, $154.6 million and $219.7 million of interest expense related to amounts borrowed from continuing operations in 1996, 1995 and 1994, respectively.

        Valuation allowances amounted to $9.0 million and $19.2 million on mortgage loans on real estate and $20.4 million and $77.9 million on equity real estate at December 31, 1996 and 1995, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in a release of existing valuation allowances of $71.9 million on equity real estate and recognition of impairment losses of $69.8 million on real estate held and used. Writedowns of fixed maturities amounted to $1.6 million, $8.1 million and $17.8 million for 1996, 1995 and 1994, respectively and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $12.3 million for 1996.

        The fixed maturity portfolio, based on amortized cost, includes $6.2 million and $15.1 million at December 31, 1996 and 1995, respectively, of restructured securities. These amounts include problem fixed maturities of $.5 million and $6.1 million at December 31, 1996 and 1995, respectively.

        At December 31, 1996 and 1995, problem mortgage loans on real estate had amortized costs of $7.9 million and $35.4 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had amortized costs of $208.1 million and $289.3 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                            DECEMBER 31,
                                                                 ------------------------------------
                                                                      1996                1995
                                                                 ----------------   -----------------
                                                                            (IN MILLIONS)
        Impaired mortgage loans with provision for losses.......  $        83.5      $       105.1
        Impaired mortgage loans with no provision for losses....           15.0               18.2
                                                                 ----------------   -----------------
        Recorded investment in impaired mortgages...............           98.5              123.3
        Provision for losses....................................            8.8               17.7
                                                                 ----------------   -----------------
        Net Impaired Mortgage Loans.............................  $        89.7      $       105.6
                                                                 ================   =================

        During 1996 and 1995, the GIC Segment's average recorded investment in impaired mortgage loans was $134.8 million and $177.4 million, respectively. Interest income recognized on these impaired mortgage loans totaled $10.1 million and $4.5 million for 1996 and 1995, respectively, including $7.5 million and $.4 million recognized on a cash basis.

        At December 31, 1996 and 1995, the GIC Segment had $263.0 million and $310.9 million, respectively, of real estate acquired in satisfaction of debt.

8)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                        DECEMBER 31,
                                                            --------------------------------------
                                                                  1996                 1995
                                                            -----------------    -----------------
                                                                        (IN MILLIONS)

        Short-term debt....................................  $      174.1         $        -
                                                            -----------------    -----------------
        Long-term debt:
        Equitable Life:
          6.95% surplus notes scheduled to mature 2005.....         399.4                399.3
          7.70% surplus notes scheduled to mature 2015.....         199.6                199.6
          Eurodollar notes, 10.5% due 1997.................           -                   76.2
          Zero coupon note, 11.25% due 1997................           -                  120.1
          Other............................................            .5                 16.3
                                                            -----------------    -----------------
              Total Equitable Life.........................         599.5                811.5
                                                            -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 4.92% - 12.50% due through 2006..         968.6              1,084.4
                                                            -----------------    -----------------
        Alliance:
          Other............................................          24.7                  3.4
                                                            -----------------    -----------------
        Total long-term debt...............................       1,592.8              1,899.3
                                                            -----------------    -----------------
        Total Short-term and Long-term Debt................  $    1,766.9         $    1,899.3
                                                            =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1996 range from 5.73% (the London Interbank Offering Rate ("LIBOR") plus 22.5 basis points) to 8.25% (the prime rate). There were no borrowings outstanding under this bank credit facility at December 31, 1996.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $350.0 million five-year bank credit facility. There were no borrowings outstanding under this program at December 31, 1996.

        In February 1996, Alliance entered into a new $250.0 million five-year revolving credit facility with a group of banks which replaced its
        $100.0  million   revolving  credit  facility  and  its  $100.0  million
        commercial paper back-up revolving credit facility. Under the new revolving credit facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the LIBOR or the Federal Funds rate. A facility fee is payable on the total facility. The revolving credit facility will be used to provide back-up liquidity for commercial paper to be used under Alliance's $100.0 million commercial paper program, to fund commission payments to financial intermediaries for the sale of Class B and C shares under Alliance's mutual fund distribution system, and for general working capital purposes. As of December 31, 1996, Alliance had not issued any commercial paper under its $100.0 million commercial paper program and there were no borrowings outstanding under Alliance's revolving credit facility.

        At December 31, 1996, long-term debt expected to mature in 1997 totaling $174.1 million was reclassified as short-term debt.

        Long-term Debt
        --------------

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. The Company is in compliance with all debt covenants.

        On December 18, 1995, Equitable Life issued, in accordance with Section 1307 of the New York Insurance Law, $400.0 million of surplus notes having an interest rate of 6.95% scheduled to mature in 2005 and $200.0 million of surplus notes having an interest rate of 7.70% scheduled to mature in 2015 (together, the "Surplus Notes"). Proceeds from the issuance of the Surplus Notes were $596.6 million, net of related issuance costs. The unamortized discount on the Surplus Notes was $1.0 million at December 31, 1996. Payments of interest on or principal of the Surplus Notes are subject to prior approval by the Superintendent.

        The Company has pledged real estate, mortgage loans, cash and securities amounting to $1,406.4 million and $1,629.7 million at December 31, 1996 and 1995, respectively, as collateral for certain long-term debt.

        At December 31, 1996, aggregate maturities of the long-term debt based on required principal payments at maturity for 1997 and the succeeding four years are $494.9 million, $316.7 million, $19.7 million, $5.4 million, $0 million, respectively, and $946.7 million thereafter.

 9)     FEDERAL INCOME TAXES

        A  summary  of  the  Federal   income  tax  expense   (benefit)  in  the
        consolidated statements of earnings is shown below:

                                                       1996               1995                1994
                                                 -----------------   ----------------   -----------------
                                                                      (IN MILLIONS)
        Federal income tax expense (benefit):
          Current...............................  $        97.9       $      (11.7)      $        4.0
          Deferred..............................          (88.2)             132.2               96.2
                                                 -----------------   ----------------   -----------------
        Total...................................  $         9.7       $      120.5       $      100.2
                                                 =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                       1996               1995                1994
                                                 -----------------   ----------------   -----------------
                                                                      (IN MILLIONS)
        Expected Federal income tax expense.....  $        73.0       $      173.7       $      154.5
        Non-taxable minority interest...........          (28.6)             (22.0)             (17.6)
        Differential earnings amount............            -                  -                (16.8)
        Adjustment of tax audit reserves........            6.9                4.1               (4.6)
        Equity in unconsolidated subsidiaries...          (32.3)             (19.4)             (12.5)
        Other...................................           (9.3)             (15.9)              (2.8)
                                                 -----------------   ----------------   -----------------
        Federal Income Tax Expense..............  $         9.7       $      120.5       $      100.2
                                                 =================   ================   =================

        Prior to the date of demutualization, Equitable Life reduced its deduction for policyholder dividends by the differential earnings amount. This amount was computed, for each tax year, by multiplying Equitable Life's average equity base, as determined for tax purposes, by an estimate of the excess of an imputed earnings rate for stock life insurance companies over the average mutual life insurance companies' earnings rate. The differential earnings amount for each tax year was subsequently recomputed when actual earnings rates were published by the Internal Revenue Service. As a stock life insurance company, Equitable Life no longer is required to reduce its policyholder dividend deduction by the differential earnings amount, but differential earnings amounts for pre-demutualization years were still being recomputed in 1994.

        The components of the net deferred Federal income tax account are as follows:

                                                       DECEMBER 31, 1996                  December 31, 1995
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        DAC, reserves and reinsurance..........  $       -        $      166.0      $        -        $     304.4
        Investments............................          -               328.6               -              326.9
        Compensation and related benefits......        259.2               -               293.0              -
        Other..................................          -                 1.8               -               32.3
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     259.2      $      496.4      $      293.0      $     663.6
                                                ===============  ================  ===============   ===============

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and the tax effects of each are as follows:

                                                     1996               1995                1994
                                               -----------------   ----------------   -----------------
                                                                    (IN MILLIONS)
        DAC, reserves and reinsurance.........  $      (156.2)      $       63.3       $       12.0
        Investments...........................           78.6               13.0               89.3
        Compensation and related benefits.....           22.3               30.8               10.0
        Other.................................          (32.9)              25.1              (15.1)
                                               -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          (Benefit) Expense...................  $       (88.2)      $      132.2       $       96.2
                                               =================   ================   =================

        The Internal Revenue Service is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1989 through 1991. Management believes these audits will have no material adverse effect on the Company's results of operations.

10)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Direct premiums....................................  $       461.4       $      474.2       $      476.7
        Reinsurance assumed................................          177.5              171.3              180.5
        Reinsurance ceded..................................          (41.3)             (38.7)             (31.6)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       597.6       $      606.8       $      625.6
                                                            =================   ================   =================
        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        48.2       $       44.0       $       27.5
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $        54.1       $       48.9       $       20.7
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        32.3       $       28.5       $       25.4
                                                            =================   ================   =================

        Effective January 1, 1994, all in force business above $5.0 million was reinsured. During 1996, the Company's retention limit on joint survivorship policies was increased to $15.0 million. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks as well as in certain other cases.

        The Insurance Group cedes 100% of its group life and health business to a third party insurance company. Premiums ceded totaled $2.4 million, $260.6 million and $241.0 million for 1996, 1995 and 1994, respectively. Ceded death and disability benefits totaled $21.2 million, $188.1 million and $235.5 million for 1996, 1995 and 1994, respectively. Insurance liabilities ceded totaled $652.4 million and $724.2 million at December 31, 1996 and 1995, respectively.

11)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's and EREIM's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974.

        Components of net periodic pension cost (credit) for the qualified and non-qualified plans are as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        33.8       $       30.0       $       30.3
        Interest cost on projected benefit obligations.....          120.8              122.0              111.0
        Actual return on assets............................         (181.4)            (309.2)              24.4
        Net amortization and deferrals.....................           43.4              155.6             (142.5)
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Cost (Credit).................  $        16.6       $       (1.6)      $       23.2
                                                            =================   ================   =================

        The funded status of the qualified and non-qualified pension plans is as follows:

                                                                              DECEMBER 31,
                                                                   ------------------------------------
                                                                        1996                1995
                                                                   ----------------   -----------------
                                                                              (IN MILLIONS)
        Actuarial present value of obligations:
          Vested..................................................  $    1,672.2       $    1,642.4
          Non-vested..............................................          10.1               10.9
                                                                   ----------------   -----------------
        Accumulated Benefit Obligation............................  $    1,682.3       $    1,653.3
                                                                   ================   =================
        Plan assets at fair value.................................  $    1,626.0       $    1,503.8
        Projected benefit obligation..............................       1,765.5            1,743.0
                                                                   ----------------   -----------------
        Projected benefit obligation in excess of plan assets.....        (139.5)            (239.2)
        Unrecognized prior service cost...........................         (17.9)             (25.5)
        Unrecognized net loss from past experience different
          from that assumed.......................................         280.0              368.2
        Unrecognized net asset at transition......................           4.7               (7.3)
        Additional minimum liability..............................         (19.3)             (51.9)
                                                                   ----------------   -----------------
        Prepaid Pension Cost......................................  $      108.0       $       44.3
                                                                   ================   =================

        The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.5% and 4.25%, respectively, at December 31, 1996 and 7.25% and 4.50%, respectively, at December 31, 1995. As of January 1, 1996 and 1995, the expected long-term rate of return on assets for the retirement plan was 10.25% and 11%, respectively.

        The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $12.9 million and $35.1 million, net of Federal income taxes, at December 31, 1996 and 1995, respectively, representing the excess of the accumulated benefit obligation over the fair value of plan assets and accrued pension liability.

        The  pension  plan's  assets  include   corporate  and  government  debt
        securities, equity securities, equity real estate and shares of Group Trusts managed by Alliance.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $34.7 million, $36.4 million and $38.1 million for 1996, 1995 and 1994, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company on or after attaining age 55 who have at least 10 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1996, 1995 and 1994, the Company made estimated postretirement benefits payments of $18.9 million, $31.1 million and $29.8 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $         5.3       $        4.0       $        3.9
        Interest cost on accumulated postretirement
          benefits obligation..............................           34.6               34.7               28.6
        Net amortization and deferrals.....................            2.4               (2.3)              (3.9)
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $        42.3       $       36.4       $       28.6
                                                            =================   ================   =================

                                                                              DECEMBER 31,
                                                                   ------------------------------------
                                                                        1996                1995
                                                                   ----------------   -----------------
                                                                              (IN MILLIONS)
        Accumulated postretirement benefits obligation:
          Retirees................................................  $      381.8       $      391.8
          Fully eligible active plan participants.................          50.7               50.4
          Other active plan participants..........................          60.7               64.2
                                                                   ----------------   -----------------
                                                                           493.2              506.4
        Unrecognized prior service cost...........................          50.5               56.3
        Unrecognized net loss from past experience different
          from that assumed and from changes in assumptions.......        (150.5)            (181.3)
                                                                   ----------------   -----------------
        Accrued Postretirement Benefits Cost......................  $      393.2       $      381.4
                                                                   ================   =================

        At January 1, 1994, medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 9.5% in 1996, gradually declining to 3.5% in the year 2009 and in 1995 was 10%, gradually declining to 3.5% in the year 2008. The discount rate used in determining the accumulated postretirement benefits obligation was 7.50% and 7.25% at December 31, 1996 and 1995, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1996 would be increased 7%. The effect of this change on the sum of the service cost and interest cost would be an increase of 8%.

12)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives
        -----------

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1996 was $649.9 million. The average unexpired terms at December 31, 1996 range from 2.2 to 2.7 years. At December 31, 1996, the cost of terminating outstanding matched swaps in a loss position was $8.3 million and the unrealized gain on outstanding matched swaps in a gain position was $11.4 million. The Company has no intention of terminating these contracts prior to maturity. During 1996, 1995 and 1994, net gains (losses) of $.2 million, $1.4 million and $(.2) million, respectively, were recorded in connection with interest rate swap activity. Equitable Life has implemented an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1996 of contracts purchased and sold were $5,050.0 million and $500.0 million, respectively. The net premium paid by Equitable Life on these contracts was $22.5 million and is being amortized ratably over the contract periods ranging from 3 to 5 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Substantially all of DLJ's business related to derivatives is by its nature trading activities which are primarily for the purpose of customer accommodations. DLJ's derivative activities consist primarily of option writing and trading in forward and futures contracts. Derivative financial instruments have both on-and-off balance sheet implications depending on the nature of the contracts. DLJ's involvement in swap contracts is not significant.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1996 and 1995.

        Fair value for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        The estimated fair values for the Company's liabilities under GIC and association plan contracts are estimated using contractual cash flows discounted based on the T. Rowe Price GIC Index Rate for the appropriate duration. For durations in excess of the published index rate, the appropriate Treasury rate is used plus a spread equal to the longest duration GIC rate spread published.

        The estimated fair values for those group annuity contracts which are classified as universal life type contracts are measured at the estimated fair value of the underlying assets. The estimated fair values for single premium deferred annuities ("SPDA") are estimated using projected cash flows discounted at current offering rates. The estimated fair values for supplementary contracts not involving life contingencies ("SCNILC") and annuities certain are derived using discounted cash flows based upon the estimated current offering rate.

        Fair value for long-term debt is determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates their carrying value.

        The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6 and 7:

                                                                          DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              1996                               1995
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
        Consolidated Financial Instruments:
        -----------------------------------
        Mortgage loans on real estate..........  $    3,133.0     $     3,394.6     $     3,638.3     $    3,973.6
        Other joint ventures...................         467.0             467.0             492.7            492.7
        Policy loans...........................       2,196.1           2,221.6           1,976.4          2,057.5
        Policyholders' account balances:
          Association plans....................          78.1              77.3             101.0            100.0
          Group annuity contracts..............       2,141.0           1,954.0           2,335.0          2,395.0
          SPDA.................................       1,062.7           1,065.7           1,265.8          1,272.0
          Annuities certain and SCNILC.........         654.9             736.2             646.4            716.7
        Long-term debt.........................       1,592.8           1,557.7           1,899.3          1,962.9

        Closed Block Financial Instruments:
        -----------------------------------
        Mortgage loans on real estate..........       1,380.7           1,425.6           1,368.8          1,461.4
        Other equity investments...............         105.0             105.0             151.6            151.6
        Policy loans...........................       1,765.9           1,798.0           1,797.2          1,891.4
        SCNILC liability.......................          30.6              34.9              34.8             39.6

        GIC Segment Financial Instruments:
        ----------------------------------
        Mortgage loans on real estate..........       1,111.1           1,220.3           1,485.8          1,666.1
        Fixed maturities.......................          42.5              42.5             107.4            107.4
        Other equity investments...............         300.5             300.5             455.9            455.9
        Guaranteed interest contracts..........         290.7             300.5             329.0            352.0
        Long-term debt.........................         102.1             102.2             135.1            136.0

13)     COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $244.9 million to affiliated real estate joint ventures; to provide equity financing to certain limited partnerships of $205.8 million at December 31, 1996, under existing loan or loan commitment agreements; and to provide short-term financing loans which at December 31, 1996 totaled $14.6 million. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

        At December 31, 1996, the Insurance Group had $51.6 million of letters of credit outstanding.

14)     LITIGATION

        A number of lawsuits has been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, EVLICO and The Equitable of Colorado, Inc. ("EOC"), like other life and health insurers, from time to time are involved in such litigation. To date, no such lawsuit has resulted in an award or settlement of any material amount against the Company. Among litigations pending against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following eight paragraphs.

        An action entitled Golomb et al. v. The Equitable Life Assurance Society of the United States was filed on January 20, 1995 in New York County Supreme Court. The action purports to be brought on behalf of a class of persons insured after 1983 under Lifetime Guaranteed Renewable Major Medical Insurance Policies issued by Equitable Life (the "policies"). The complaint alleges that premium increases for these policies after 1983, all of which were filed with and approved by the New York State Insurance Department and certain other state insurance departments, breached the terms of the policies, and that statements in the policies and elsewhere concerning premium increases constituted fraudulent concealment, misrepresentations in violation of New York Insurance Law
        Section 4226 and deceptive practices under New York General Business Law
        Section 349. The complaint seeks a declaratory judgment, injunctive relief restricting the methods by which Equitable Life increases premiums on the policies in the future, a refund of premiums, and punitive damages. Plaintiffs also have indicated that they will seek damages in an unspecified amount. Equitable Life moved to dismiss the complaint in its entirety on the grounds that it fails to state a claim and that uncontroverted documentary evidence establishes a complete defense to the claims. On May 29, 1996, the New York County Supreme Court entered a judgment dismissing the complaint with prejudice. Plaintiffs have filed a notice of appeal of that judgment.

        In January 1996, separate actions were filed in Pennsylvania and Texas state courts (entitled, respectively, Malvin et al. v. The Equitable Life Assurance Society of the United States and Bowler et al. v. The Equitable Life Assurance Society of the United States), making claims similar to those in the New York action described above. The Texas action also claims that Equitable Life misrepresented to Texas policyholders that the Texas Insurance Department had approved Equitable Life's rate increases. These actions are asserted on behalf of proposed classes of Pennsylvania issued or renewed policyholders and Texas issued or renewed policyholders, insured under the policies. The Pennsylvania and Texas actions seek compensatory and punitive damages and injunctive relief restricting the methods by which Equitable Life increases premiums in the future based on the common law and statutes of those states. On February 9, 1996, Equitable Life removed the Pennsylvania action, Malvin, to the United States District Court for the Middle District of Pennsylvania. Following the decision granting Equitable Life's motion to dismiss the New York action (Golomb), on the consent of the parties the District Court ordered an indefinite stay of all proceedings in the Pennsylvania action, pending either party's right to reinstate the proceeding, and ordered that for administrative purposes the case be deemed administratively closed. On February 2, 1996, Equitable Life removed the Texas action, Bowler, to the United States District Court for the Northern District of Texas. On May 20, 1996, the plaintiffs in Bowler amended their complaint by adding allegations of misrepresentation regarding premium increases on other types of guaranteed renewable major medical insurance policies issued by Equitable Life up to and including 1983. On July 1, 1996, Equitable Life filed a motion for summary judgment dismissing the first amended complaint in its entirety. In August, 1996, the court granted plaintiffs leave to file a supplemental complaint on behalf of a proposed class of Texas policyholders claiming unfair discrimination, breach of contract and other claims arising out of alleged differences between premiums charged to Texas policyholders and premiums charged to similarly situated policyholders in New York and certain other states. Plaintiffs seek refunds of alleged overcharges, exemplary or additional damages citing

        Texas statutory provisions which among other things, permit two times the amount of actual damage plus additional penalties if the acts complained of are found to be knowingly committed, and injunctive relief. Equitable Life has also filed a motion for summary judgment dismissing the supplemental complaint in its entirety. Plaintiffs also obtained permission to add another plaintiff to the first amended and supplemental complaints. Plaintiffs have opposed both motions for summary judgment and requested that certain issues be found in their favor. Equitable Life is in the process of replying.

        On May 22, 1996, a separate action entitled Bachman v. The Equitable Life Assurance Society of the United States, was filed in Florida state court making claims similar to those in the previously reported Golomb action. The Florida action is asserted on behalf of a proposed class of Florida issued or renewed policyholders insured after 1983 under Lifetime Guaranteed Renewable Major Medical Insurance Policies issued by Equitable Life. The Florida action seeks compensatory and punitive damages and injunctive relief restricting the methods by which Equitable Life increases premiums in the future based on various common law claims. On June 20, 1996, Equitable Life removed the Florida action to Federal court. Equitable Life has answered the complaint, denying the material allegations and asserting certain affirmative defenses. On December 6, 1996, Equitable Life filed a motion for summary judgment and plaintiff is expected to file its response to that motion shortly.

        On November 6, 1996, a proposed class action entitled  Fletcher,  et al.
        v. The Equitable Life Assurance Society of the United States, was filed in California Superior Court for Fresno County, making substantially the same allegations concerning premium rates and premium rate increases on guaranteed renewable policies made in the Bowler action. The complaint alleges, among other things, that differentials between rates charged California policyholders and policyholders in New York and certain other states, and the methods used by Equitable Life to calculate premium increases, breached the terms of its policies, that Equitable Life misrepresented and concealed the facts pertaining to such differentials and methods in violation of California law, and that Equitable Life also misrepresented that its rate increases were approved by the California Insurance Department. Plaintiffs seek compensatory damages in an unspecified amount, rescission, injunctive relief and attorneys' fees. Equitable Life removed the action to Federal court; plaintiff has moved to remand the case to state court. Although the outcome of any litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the Golomb, Malvin, Bowler, Bachman and Fletcher litigations should not have a material adverse effect on the financial position of the Company. Due to the early stage of such litigations, the Company's management cannot make an estimate of loss, if any, or predict whether or not such litigations will have a material adverse effect on the Company's results of operations in any particular period.

        An action was instituted on April 6, 1995 against Equitable Life and its wholly owned subsidiary, EOC, in New York state court, entitled Sidney
        C. Cole et al. v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, Inc., No. 95/108611 (N. Y. County). The action is brought by the holders of a joint survivorship whole life policy issued by EOC. The action purports to be on behalf of a class consisting of all persons who from January 1, 1984 purchased life insurance policies sold by Equitable Life and EOC based upon their allegedly uniform sales presentations and policy illustrations. The complaint puts in issue various alleged sales practices that plaintiffs assert, among other things, misrepresented the stated number of years that the annual premium would need to be paid. Plaintiffs seek damages in an unspecified amount, imposition of a constructive trust, and seek to enjoin Equitable Life and EOC from engaging in the challenged sales practices. On June 28, 1996, the court issued a decision and order dismissing with prejudice plaintiff's causes of action for fraud, constructive fraud, breach of fiduciary duty, negligence, and unjust enrichment, and dismissing without prejudice plaintiff's cause of action under the New York State consumer protection statute. The only remaining causes of action are for breach of contract and negligent misrepresentation. Plaintiffs made a motion for reargument with respect to this order, which was submitted to the court in October 1996. This motion was denied by the court on December 16, 1996.

        On May 21, 1996, an action entitled Elton F. Duncan, III v. The Equitable Life Assurance Society of the United States, was commenced against Equitable Life in the Civil District Court for the Parish of Orleans, State of Louisiana. The action is brought by an individual who purchased a whole life policy. Plaintiff alleges misrepresentations concerning the extent to which the policy was a proper replacement policy and the number of years that the annual premium would need to be paid. Plaintiff purports to represent a class consisting of all persons who purchased whole life or universal life insurance policies from Equitable Life from January 1, 1982 to the present. Plaintiff seeks damages, including punitive damages, in an unspecified amount. On July 26, 1996, an action entitled Michael Bradley v. Equitable Variable Life Insurance Company, was commenced in New York state court. The action is brought by the holder of a variable life insurance policy issued by EVLICO. The plaintiff purports to represent a class consisting of all persons or entities who purchased one or more life insurance policies issued by EVLICO from January 1, 1980. The complaint puts at issue various alleged sales practices and alleges misrepresentations concerning the extent to which the policy was a proper replacement policy and the number of years that the annual premium would need to be paid. Plaintiff seeks damages, including punitive damages, in an unspecified amount and also seeks injunctive relief prohibiting EVLICO from canceling policies for failure to make premium payments beyond the alleged stated number of years that the annual premium would need to be paid. On September 21, 1996 Equitable Life, EVLICO and EOC made a motion to have this proceeding moved from Kings County Supreme Court to New York County for joint trial or consolidation with the Cole action. The motion was denied by the court on January 9, 1997. On January 10, 1997, plaintiffs moved for certification of a nationwide class consisting of all persons or entities who were sold one or more life insurance products on a "vanishing premium" basis and/or were allegedly induced to purchase additional policies from EVLICO, using the cash value accumulated in existing policies, from January 1, 1980 through and including December 31, 1996. Plaintiffs further moved to have Michael Bradley designated as the class representative. Discovery regarding class certification is underway.

        On December 12, 1996, an action entitled Robert E. Dillon v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, was commenced in the United States District Court for the Southern District of Florida. The action is brought by an individual who purchased a joint whole life policy from EOC. The complaint puts at issue various alleged sales practices and alleges misrepresentations concerning the alleged impropriety of replacement policies issued by Equitable Life and EOC and alleged misrepresentations regarding the number of years premiums would have to be paid on the defendants' policies. Plaintiff brings claims for breach of contract, fraud, negligent misrepresentation, money had and received, unjust enrichment and imposition of a constructive trust. Plaintiff purports to represent two classes of persons. The first is a "contract class," consisting of all persons who purchased whole or universal life insurance policies from Equitable Life and EOC and from whom Equitable Life and EOC have sought additional payments beyond the number of years allegedly promised by Equitable Life and EOC. The second is a "fraud class," consisting of all persons with an interest in policies issued by Equitable Life and EOC at any time since October 1, 1986. Plaintiff seeks damages in an unspecified amount, and also seeks injunctive relief attaching Equitable Life's and EOC's profits from their alleged sales practices. Equitable Life's and EOC's time to answer or move with respect to the complaint has been extended until February 24, 1997. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the Cole, Duncan, Bradley and Dillon litigations should not have a material adverse effect on the financial position of the Company. Due to the early stages of such litigations, the Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

        On January 3, 1996, an amended complaint was filed in an action entitled Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, No. 94-2036 in the United States District Court for the Southern District of Florida. The action was brought by two individuals who purchased variable life insurance policies. The plaintiffs purport to represent a nationwide class consisting of all persons who purchased variable life insurance policies from Equitable Life and EVLICO since September 30, 1991. The basic allegation of the amended complaint is that Equitable Life's and EVLICO's agents were trained not to disclose fully that the product being sold was life insurance. Plaintiffs allege violations of the Federal securities laws and seek rescission of the contracts or compensatory damages and attorneys' fees and expenses. The court denied Equitable Life and EVLICO's motion to dismiss the amended complaint on September 24, 1996. Equitable Life and EVLICO have answered the amended complaint, denying the material allegations and asserting certain affirmative defenses. Currently, the parties are conducting discovery in connection with plaintiffs' attempt to certify a class. On January 9, 1997, an action entitled Rosemarie Chaviano, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, was filed in Massachusetts state court making claims similar to those in the Franze action and alleging violations of the Massachusetts securities laws. The plaintiff purports to represent all persons in Massachusetts who purchased variable life insurance contracts from Equitable Life and EVLICO from January 9, 1993 to the present. The Massachusetts action seeks rescission of the contracts or compensatory damages, attorneys' fees, expenses and injunctive relief. Although the outcome of any litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the litigations discussed in this paragraph should not have a material adverse effect on the financial position of the Company. Due to the early stages of such litigation, the Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

        Equitable Life recently responded to a subpoena from the U.S. Department of Labor ("DOL") requesting copies of any third-party appraisals in Equitable Life's possession relating to the ten largest properties (by value) in the Prime Property Fund ("PPF"). PPF is an open-end, commingled real estate separate account of Equitable Life for pension clients. Equitable Life serves as investment manager in PPF and has retained EREIM as advisor. In early 1995, the DOL commenced a national investigation of commingled real estate funds with pension investors, including PPF. The investigation now appears to be focused principally on appraisal and valuation procedures in respect of fund properties. The most recent request from the DOL seems to reflect, at least in part, an interest in the relationship between the valuations for those properties reflected in appraisals prepared for local property tax proceedings and the valuations used by PPF for other purposes. At no time has the DOL made any specific allegation that Equitable Life or EREIM has acted improperly and Equitable Life and EREIM believe that any such allegation would be without foundation. While the outcome of this investigation cannot be predicted with certainty, in the opinion of management, the ultimate resolution of this matter should not have a material adverse effect on the Company's consolidated financial position or results of operations in any particular period.

        Equitable Casualty Insurance Company ("Casualty"), an indirect wholly owned subsidiary of Equitable Life, is party to an arbitration proceeding that commenced in August 1995. The proceeding relates to a dispute among Casualty, Houston General Insurance Company ("Houston
        General") and GEICO General Insurance Company ("GEICO General") regarding the interpretation of a reinsurance agreement. The arbitration panel issued a final award in favor of Casualty and GEICO General on June 17, 1996. Casualty and GEICO General moved in the pending Texas state court action, with Houston General's consent, for an order confirming the arbitration award and entering judgment dismissing the action. The motion was granted on January 29, 1997. The parties have also stipulated to the dismissal without prejudice of a related Texas Federal court action brought by Houston General against GEICO General and Equitable Life. In connection with confirmation of the arbitration award, Houston General paid to Casualty approximately $839,600 in settlement of certain reimbursement claims by Casualty against Houston General.

        On July 25, 1995, a Consolidated and Supplemental Class Action Complaint ("Complaint") was filed against the Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The Complaint, which seeks certification of a plaintiff class of persons who purchased or owned Class A, B or C shares of the Fund from March 27, 1992 through December 23, 1994, seeks an unspecified amount of damages, costs, attorneys' fees and punitive damages. The principal allegations of the Complaint are that the Fund purchased debt securities issued by the Mexican and Argentine governments in amounts that were not permitted by the Fund's investment objective, and that there was no shareholder vote to change the investment objective to permit purchases in such amounts. The Complaint further alleges that the decline in the value of the Mexican and Argentine securities held by the Fund caused the Fund's net asset value to decline to the detriment of the Fund's shareholders. On September 26, 1996, the United States District Court for the Southern District of New York granted the defendants' motion to dismiss all counts of the complaint. On October 11, 1996, plaintiffs filed a motion for reconsideration of the court's decision granting defendants' motion to dismiss the Complaint. On November 25, 1996, the court denied plaintiffs' motion for reconsideration. On October 29, 1996, plaintiffs filed a motion for leave to file an amended complaint. The principal allegations of the proposed amended complaint are that the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and that two advertisements used by the Fund misrepresented the risks of investing in the Fund. Plaintiffs also reiterated allegations in the Complaint that the Fund failed to hedge against the risks of investing in foreign securities despite representations that it would do so. Alliance believes that the allegations in the Complaint are without merit and intends to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance does not expect that it will have a material adverse effect on Alliance's results of operations or financial condition.

        On January 26, 1996, a purported purchaser of certain notes and warrants to purchase shares of common stock of Rickel Home Centers, Inc. ("Rickel") filed a class action complaint against Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") and certain other defendants for unspecified compensatory and punitive damages in the United States District Court for the Southern District of New York. The suit was brought on behalf of the purchasers of 126,457 units consisting of $126,457,000 aggregate principal amount of 13 1/2% senior notes due 2001 and 126,457 warrants to purchase shares of common stock of Rickel issued by Rickel in October 1994. The complaint alleges violations of Federal securities laws and common law fraud against DLJSC, as the underwriter of the units and as an owner of 7.3% of the common stock of Rickel, Eos Partners, L.P., and General Electric Capital Corporation, each as owners of 44.2% of the common stock of Rickel, and members of the Board of Directors of Rickel, including a DLJSC Managing Director. The complaint seeks to hold DLJSC liable for alleged misstatements and omissions contained in the prospectus and registration statement filed in connection with the offering of the units, alleging that the defendants knew of financial losses and a decline in value of Rickel in the months prior to the offering and did not disclose such information. The complaint also alleges that Rickel failed to pay its semi-annual interest payment due on the units on December 15, 1995 and that Rickel filed a voluntary petition for reorganization pursuant to Chapter 11 of the United States Bankruptcy Code on January 10, 1996. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaint. Although there can be no assurance, DLJ does not believe the outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of this litigation, based on the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In October 1995, DLJSC was named as a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550.0 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC") canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The named plaintiff in the State Court action also filed an adversary proceeding in the Bankruptcy Court for the Northern District of Texas seeking a declaratory judgment that the confirmed NGC plan of reorganization does not bar the class action claims. Subsequent to the consummation of NGC's plan of reorganization, NGC's shares traded for values substantially in excess of, and in 1995 NGC was acquired for a value substantially in excess of, the values upon which NGC's plan of reorganization was based. The two actions arise out of DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 reorganization proceedings. The class action complaint alleges that the plan of reorganization submitted by NGC was based upon projections by NGC and DLJSC which intentionally understated forecasts, and provided misleading and incorrect information in order to hide NGC's true value and that defendants breached their fiduciary duties by, among other things, providing false, misleading or incomplete information to deliberately understate the value of NGC. The class action complaint seeks compensatory and punitive damages purportedly sustained by the class. The Texas State Court action, which had been removed to the Bankruptcy Court, has been remanded back to the state court, which remand is being opposed by DLJSC. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaint. Although there can be no assurance, DLJ does not believe that the ultimate outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of such litigation, based upon the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In November and December 1995, DLJSC, along with various other parties, was named as a defendant in a number of purported class actions filed in the U.S. District Court for the Eastern District of Louisiana. The complaints allege violations of the Federal securities laws arising out of a public offering in 1994 of $435.0 million of first mortgage notes of Harrah's Jazz Company and Harrah's Jazz Finance Corp. The complaints seek to hold DLJSC liable for various alleged misstatements and omissions contained in the prospectus dated November 9, 1994. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaints. Although there can be no assurance, DLJ does not believe that the ultimate outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of this litigation, based upon the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In addition to the matters described above, Equitable Life and its subsidiaries and DLJ and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

15)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally data processing equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 1997 and the succeeding four years are $113.7 million, $110.6 million, $100.3 million, $72.3 million, $59.3 million and $427.3 million thereafter. Minimum future sublease rental income on these noncancelable leases for 1997 and the succeeding four years are $9.8 million, $6.0 million, $4.5 million, $2.4 million, $.8 million and $.1 million thereafter.

        At December 31, 1996, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 1997 and the succeeding four years are $263.0 million, $242.1 million, $219.8 million, $194.3 million, $174.6 million and $847.1 million thereafter.

16)     OTHER OPERATING COSTS AND EXPENSES

        Other operating costs and expenses consisted of the following:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Compensation costs.................................  $       647.3       $      595.9       $      687.5
        Commissions........................................          329.5              314.3              313.0
        Short-term debt interest expense...................            8.0               11.4               19.0
        Long-term debt interest expense....................          137.3              108.1               98.3
        Amortization of policy acquisition costs...........          405.2              317.8              313.4
        Capitalization of policy acquisition costs.........         (391.9)            (391.0)            (410.9)
        Rent expense, net of sub-lease income..............          113.7              109.3              116.0
        Other..............................................          798.9              710.0              721.4
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     2,048.0       $    1,775.8       $    1,857.7
                                                            =================   ================   =================

        During 1996, 1995 and 1994, the Company restructured certain operations in connection with cost reduction programs and recorded pre-tax provisions of $24.4 million, $32.0 million and $20.4 million, respectively. The amounts paid during 1996, associated with cost reduction programs, totaled $17.7 million. At December 31, 1996, the liabilities associated with cost reduction programs amounted to $44.5 million. The 1996 cost reduction program included restructuring costs related to the consolidation of insurance operations' service centers. The 1995 cost reduction program included relocation expenses, including the accelerated amortization of building improvements associated with the relocation of the home office. The 1994 cost reduction program included costs associated with the termination of operating leases and employee severance benefits in connection with the consolidation of 16 insurance agencies. Amortization of DAC included $145.0 million writeoff of DAC related to DI contracts in the fourth quarter of 1996.

17)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financia1 condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1996, 1995 and 1994, statutory net
        (loss) earnings totaled $(351.1) million, $(352.4) million and $67.5 million, respectively. No amounts are expected to be available for dividends from Equitable Life to the Holding Company in 1997.

        At December 31, 1996, the Insurance Group, in accordance with various government and state regulations, had $21.9 million of securities deposited with such government or state agencies.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The New York Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its stockholders. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determinations. The following reconciles the Company's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the Department with net earnings and equity on a GAAP basis.

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and capital stock..  $        56.0       $       78.1       $      292.4
        Change in asset valuation reserves.................          (48.4)             365.7             (285.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and asset valuation reserves.....................            7.6              443.8                7.2
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................         (298.5)             (66.0)              (5.3)
          DAC..............................................          (13.3)              73.2               97.5
          Deferred Federal income taxes....................          108.0             (158.1)             (58.7)
          Valuation of investments.........................          289.8              189.1               45.2
          Valuation of investment subsidiary...............         (117.7)            (188.6)             396.6
          Limited risk reinsurance.........................           92.5              416.9               74.9
          Contribution from the Holding Company............            -                  -               (300.0)
          Issuance of surplus notes........................            -               (538.9)               -
          Postretirement benefits..........................           28.9              (26.7)              17.1
          Other, net.......................................           12.4              115.1              (44.0)
          GAAP adjustments of Closed Block.................           (9.8)              15.7               (9.5)
          GAAP adjustments of discontinued GIC
            Segment........................................          (89.6)              37.3               42.8
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $        10.3       $      312.8       $      263.8
                                                            =================   ================   =================

                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Statutory surplus and capital stock................  $     2,258.9       $    2,202.9       $    2,124.8
        Asset valuation reserves...........................        1,297.5            1,345.9              980.2
                                                            -----------------   ----------------   -----------------
        Statutory surplus, capital stock and asset
          valuation reserves...............................        3,556.4            3,548.8            3,105.0
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,305.0)          (1,006.5)            (940.5)
          DAC..............................................        3,104.9            3,075.8            3,219.4
          Deferred Federal income taxes....................         (306.1)            (452.0)             (29.4)
          Valuation of investments.........................          286.8              417.7             (794.1)
          Valuation of investment subsidiary...............         (782.8)            (665.1)            (476.5)
          Limited risk reinsurance.........................         (336.5)            (429.0)            (845.9)
          Issuance of surplus notes........................         (539.0)            (538.9)               -
          Postretirement benefits..........................         (314.4)            (343.3)            (316.6)
          Other, net.......................................          126.3                4.4              (79.2)
          GAAP adjustments of Closed Block.................          783.7              830.8              740.4
          GAAP adjustments of discontinued GIC
            Segment........................................         (190.3)            (184.6)            (221.9)
                                                            -----------------   ----------------   -----------------
        Equity of the Insurance Group......................  $     4,084.0       $    4,258.1       $    3,360.7
                                                            =================   ================   =================

18)     BUSINESS SEGMENT INFORMATION

        The Company has two major business segments: Insurance Operations and Investment Services. Interest expense related to debt not specific to either business segment is presented as Corporate interest expense. Information for all periods is presented on a comparable basis.

        The Insurance Operations segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups and administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment provides investment fund management, primarily to institutional clients. This segment includes the Company's equity interest in DLJ and Separate Accounts which provide various investment options for group clients through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $127.5 million, $124.1 million and $135.3 million for 1996, 1995 and 1994, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to the discontinued GIC Segment of $15.7 million, $14.7 million and $27.4 million for 1996, 1995 and 1994, respectively, are eliminated in consolidation.

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Revenues
        Insurance operations...............................  $     3,742.9       $    3,614.6       $    3,507.4
        Investment services................................        1,126.1              949.1              935.2
        Consolidation/elimination..........................          (24.5)             (34.9)             (27.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     4,844.5       $    4,528.8       $    4,415.4
                                                            =================   ================   =================
        Earnings (loss) from continuing  operations
          before Federal income taxes, minority interest
          and cumulative effect of accounting change
        Insurance operations...............................  $       (36.6)      $      303.1       $      327.5
        Investment services................................          311.9              224.0              227.9
        Consolidation/elimination..........................             .2               (3.1)                .3
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          275.5              524.0              555.7
        Corporate interest expense.........................          (66.9)             (27.9)            (114.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       208.6       $      496.1       $      441.5
                                                            =================   ================   =================

                                                   DECEMBER 31,
                                        ------------------------------------
                                             1996                1995
                                        ----------------   -----------------
                                                   (IN MILLIONS)

        Assets
        Insurance operations...........  $    60,464.9      $    56,720.5
        Investment services............       13,542.5           12,842.9
        Consolidation/elimination......         (399.6)            (354.4)
                                        ----------------   -----------------
        Total..........................  $    73,607.8      $    69,209.0
                                        ================   =================

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 1996 and 1995, are summarized below:

                                                                      THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                        (IN MILLIONS)
        1996
        ----
        Total Revenues................  $     1,169.7      $     1,193.6       $    1,193.6         $    1,287.6
                                       =================  =================   ==================   ==================
        Earnings (Loss) from
          Continuing Operations
          before Cumulative Effect
          of Accounting Change........  $        94.8      $        87.1       $       93.2         $     (157.9)
                                       =================  =================   ==================   ==================
        Net Earnings (Loss)...........  $        71.7      $        87.1       $       93.2         $     (241.7)
                                       =================  =================   ==================   ==================
        1995
        ----
        Total Revenues................  $     1,079.1      $     1,164.0       $    1,138.8         $    1,146.9
                                       =================  =================   ==================   ==================
        Net Earnings..................  $        66.3      $       101.7       $      100.2         $       44.6
                                       =================  =================   ==================   ==================

        The quarterly results of operations for 1996 and 1995 have been restated to reflect the Company's accounting change adopted in the fourth quarter of 1996 for long-duration participating life contracts in accordance with the provisions prescribed by SFAS No. 120. Net earnings for the three months ended December 31, 1996 includes a charge of $339.3 million related to writeoffs of DAC on DI contracts of $94.3 million, reserve strengthening on DI business of $113.7 million, pension par of $47.5 million and the discontinued GIC Segment of $83.8 million.

20)     INVESTMENT IN DLJ

        On December 15, 1993, the Company sold a 61% interest in DLJ to the Holding Company for $800.0 million in cash and securities. The excess of the proceeds over the book value in DLJ at the date of sale of $340.2 million has been reflected as a capital contribution. In 1995, DLJ completed the initial public offering ("IPO") of 10.58 million shares of its common stock, which included 7.28 million of the Holding Company's shares in DLJ, priced at $27 per share. Concurrent with the IPO, the Company contributed equity securities to DLJ having a market value of $21.2 million. Upon completion of the IPO, the Company's ownership percentage was reduced to 36.1%. The Company's ownership interest will be further reduced upon the issuance of common stock after the vesting of forfeitable restricted stock units acquired by and/or the exercise of options granted to certain DLJ employees. DLJ restricted stock units represents forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

        The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

        Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     1996                1995
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Assets:
        Trading account securities, at market value............................  $   15,728.1       $   10,821.3
        Securities purchased under resale agreements...........................      20,598.7           18,748.2
        Broker-dealer related receivables......................................      16,525.9           13,023.7
        Other assets...........................................................       2,651.0            1,983.3
                                                                                ----------------   -----------------
        Total Assets...........................................................  $   55,503.7       $   44,576.5
                                                                                ================   =================
        Liabilities:
        Securities sold under repurchase agreements............................  $   29,378.3       $   26,744.8
        Broker-dealer related payables.........................................      19,409.7           12,915.5
        Short-term and long-term debt..........................................       2,704.5            1,742.0
        Other liabilities......................................................       2,164.0            1,750.5
                                                                                ----------------   -----------------
        Total liabilities......................................................      53,656.5           43,152.8
        Cumulative exchangeable preferred stock................................           -                225.0
        DLJ's company-obligated mandatorily redeemed preferred
          securities of subsidiary trust holding solely debentures of DLJ......         200.0                -
        Total shareholders' equity.............................................       1,647.2            1,198.7
                                                                                ----------------   -----------------
        Total Liabilities, Cumulative Exchangeable Preferred Stock and
          Shareholders' Equity.................................................  $   55,503.7       $   44,576.5
                                                                                ================   =================
        DLJ's equity as reported...............................................  $    1,647.2       $    1,198.7
        Unamortized cost in excess of net assets acquired in 1985
          and other adjustments................................................          23.9               40.5
        The Holding Company's equity ownership in DLJ..........................        (590.2)            (499.0)
        Minority interest in DLJ...............................................        (588.6)            (324.3)
                                                                                ----------------   -----------------
        The Company's Carrying Value of DLJ....................................  $      492.3       $      415.9
                                                                                ================   =================

        Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                                     1996                1995
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Commission, fees and other income......................................  $    1,818.2       $    1,325.9
        Net investment income..................................................       1,074.2              904.1
        Dealer, trading and investment gains, net..............................         598.4              528.6
                                                                                ----------------   -----------------
        Total revenues.........................................................       3,490.8            2,758.6
        Total expenses including income taxes..................................       3,199.5            2,579.5
                                                                                ----------------   -----------------
        Net earnings...........................................................         291.3              179.1
        Dividends on preferred stock...........................................          18.7               19.9
                                                                                ----------------   -----------------
        Earnings Applicable to Common Shares...................................  $      272.6       $      159.2
                                                                                ================   =================
        DLJ's earnings applicable to common shares as reported.................  $      272.6       $      159.2
        Amortization of cost in excess of net assets acquired in 1985..........          (3.1)              (3.9)
        The Holding Company's equity in DLJ's earnings.........................        (107.8)             (90.4)
        Minority interest in DLJ...............................................         (73.4)              (6.5)
                                                                                ----------------   -----------------
        The Company's Equity in DLJ's Earnings.................................  $       88.3       $       58.4
                                                                                ================   =================

21)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock option plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB Opinion No. 25. Had compensation expense of the Company's stock option incentive plans for options granted after December 31, 1994 been determined based on the estimated fair value at the grant dates for awards under those plans, the Company's pro forma net earnings for 1996 and 1995 would have been as follows:

                                    1996              1995
                               ---------------   ---------------
                                        (IN MILLIONS)
        Net Earnings
          As Reported.........  $       10.3      $     312.8
          Pro Forma...........  $        3.2      $     311.3

        The fair value of options and units granted after December 31, 1994, used as a basis for the above pro forma disclosures, was estimated as of the date of grants using Black-Scholes option pricing models. The option and unit pricing assumptions for 1996 and 1995 are as follows:

                                      HOLDING COMPANY                    DLJ                        ALLIANCE
                                  -------------------------   --------------------------  -----------------------------
                                     1996          1995          1996          1995           1996            1995
                                  -----------   -----------   -----------   ------------  -------------   -------------
        Dividend yield...........     0.80%         0.96%         1.54%         1.85%         8.0%            8.0%
        Expected volatility......    20.00%        20.00%        25.00%        25.00%        23.00%          23.00%
        Risk-free interest rate..     5.92%         6.83%         6.07%         5.86%         5.80%           6.00%

        Expected Life............  5 YEARS       5 years       5 YEARS        5 years      7.43 YEARS      7.43 years
        Weighted fair value
          per option granted.....    $6.94         $5.90         $9.35          -            $2.69           $2.24

        A summary of the Holding Company and DLJ stock option plans and Alliance's Unit option plans are as follows:

                                          HOLDING COMPANY                       DLJ                           ALLIANCE
                                    -----------------------------   -----------------------------   -----------------------------
                                                      Options                         Options                         Options
                                                    Outstanding                     Outstanding                     Outstanding
                                                      Weighted                        Weighted                        Weighted
                                                      Average                         Average                         Average
                                      Shares         Exercise          Shares        Exercise           Units         Exercise
                                    (In Millions)      Price        (In Millions)     Price         (In Millions)      Price
                                    -------------   -------------   -------------   -------------   -------------   -------------
        Balance as of
          January 1, 1994........         6.1                             -                               3.2
          Granted................          .7                             -                               1.2
          Exercised..............         -                               -                               (.5)
          Forfeited..............         -                               -                               (.1)
                                    -------------                   -------------                   -------------
        Balance as of
          December 31, 1994......         6.8                             -                               3.8
          Granted................          .4                             9.2                             1.8
          Exercised..............         (.1)                            -                               (.5)
          Expired................         (.1)                            -                               -
          Forfeited..............         (.3)                            -                               (.3)
                                    -------------                   -------------                   -------------
        Balance as of
          December 31, 1995......         6.7           $20.27            9.2          $27.00             4.8           $17.72
          Granted................          .7           $24.94            2.1          $32.54              .7           $25.12
          Exercised..............         (.1)          $19.91            -              -                (.4)          $13.64
          Expired................         (.6)          $20.21            -              -                -               -
          Forfeited..............         -               -               (.2)         $27.00             (.1)          $19.32
                                    -------------                   -------------                   -------------
        Balance as of
          December 31, 1996......         6.7           $20.79           11.1          $28.06             5.0           $19.07
                                    =============   =============   =============   =============   =============   =============

        Information with respect to stock and unit options outstanding and exercisable at December 31, 1996 is as follows:

                                      Options Outstanding                                          Options Exercisable
        -------------------------------------------------------------------------------    --------------------------------------
                                                       Weighted
                                                        Average           Weighted                                 Weighted
              Range of               Number            Remaining           Average               Number             Average
              Exercise            Outstanding         Contractual         Exercise            Exercisable           Exercise
               Prices            (In Millions)        Life (Years)          Price            (In Millions)           Price
        ---------------------   -----------------   ---------------   -----------------    -------------------   ----------------
               Holding
               Company
        ---------------------
        $18.125-$27.75                 6.7                 7.00             $20.79                3.4                $20.18
                                =================   ===============   =================    ===================   ================

                 DLJ
        ---------------------
        $27.00-$33.50                 11.1                 9.00             $28.06                -                    -
                                =================   ===============   =================    ===================   ================

              Alliance
        ---------------------
        $ 6.0625-$15.9375              1.3                 4.76             $12.97                1.2                $12.58
        $16.3125-$19.75                1.1                 8.19             $19.13                 .2                $18.69
        $19.875 -$19.875               1.0                 7.36             $19.88                 .4                $19.88
        $20.75  -$24.375                .9                 8.46             $22.05                 .3                $21.84
        $24.375 -$25.125                .7                 9.96             $25.13                -                    -
                                -----------------                                          -------------------
        $ 6.0625-$25.125               5.0                 7.43             $19.07                2.1                $15.84
                                =================   ===============   =================    ===================   ================

                                     PART C

                               OTHER INFORMATION
                               -----------------


Item 24.        Financial Statements and Exhibits
                ---------------------------------

                (a)   Financial Statements included in Part B.

                 1.   Separate Account A:
                      -------------------

                      - Report of Independent Accountants - Price Waterhouse;

                      - Statements of Assets and Liabilities for the Year Ended
                        December 31, 1996;
                      - Statements of Operations for the Year Ended
                        December 31, 1996;
                      - Statements of Changes in Net Assets for the Years Ended
                        December 31, 1996 and 1995;

                      - Notes to Financial Statements.

                 2.   The Equitable Life Assurance Society of the United States:
                      ----------------------------------------------------------

                      - Report of Independent Accountants - Price Waterhouse;

                      - Consolidated Balance Sheets as of December 31, 1996
                        and 1995;
                      - Consolidated Statements of Earnings for Years Ended
                        December 31, 1996, 1995 and 1994;
                      - Consolidated Statements of Equity for Years Ended
                        December 31, 1996, 1995 and 1994;
                      - Consolidated Statements of Cash Flows for Years Ended
                        December 31, 1996, 1995 and 1994; and

                      - Notes to Consolidated Financial Statements.

                (b)   Exhibits.

                The following exhibits are filed herewith:


                 1.   (a)    Resolutions of the Board of Directors of The
                             Equitable Life Assurance Society of the United
                             States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 33-47949 on
                             April 26, 1996.

                      (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 33-47949 on April 26, 1996.



                 2.   Not applicable.

                 3.   (a)    Sales Agreement among Equitable, Separate Account A
                             and Equitable Variable Life Insurance Company, as principal underwriter for The Hudson River Trust, previously filed with this Registration Statement
                             No. 33-47949 on April 28, 1993.

                      (b) Distribution and Servicing Agreement among Equico Securities, Inc.,("Equico") Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement No. 33-47949 on April 13, 1995.

                      (c) Distribution Agreement by and between The Hudson River Trust and Equico dated as of January 1, 1995, previously filed with this Registration Statement No. 33-47949 on April 13, 1995.

                      (d) Sales Agreement among Equico, Equitable and Equitable's Separate Account A, Separate Account No. 301 and Separate Account No. 51 dated as of January 1, 1995, previously filed with this Registration Statement No. 33-47949 on
                             April 13, 1995.

                 4.   (a)    Form of group annuity contract and individual
                             annuity certificate, previously filed with this Registration Statement No. 33-47949 on May 15, 1992.

                 5. Form of application, previously filed with this Registration Statement No. 33-47949 on May 15, 1992.


                 6.   (a)    Copy of the Restated Charter of Equitable, adopted
                             August 6, 1992, previously filed with this Registration Statement No. 33-47949 on
                             April 26, 1996.

                      (b) By-Laws of Equitable, as amended through July 22, 1992, previously filed with this Registration Statement No. 33-47949 on April 26, 1996.


                      (c) Copy of the Certificate of Amendment to the Restated Charter of Equitable, adopted November 18, 1993, previously filed with this Registration Statement No. 33-47949 on April 26, 1996.


                      (d)    By-Laws of Equitable, as amended November 21, 1996.

                      (e) Copy of the Restated Charter of Equitable, as amended January 1, 1997.


                 7.   Not applicable.

                 8.   Not applicable.

                 9. Opinion and Consent of Jonathan E. Gaines, Vice President and Associate General Counsel as to the legality of the securities being registered, previously filed with Pre-effective Amendment No. 1 to this Registration Statement No. 33-47949 on August 7, 1992.

                10.   (a)    Consent of Price Waterhouse LLP.

                      (b)    Powers of Attorney.

                11.   Not applicable.

                12.   Not applicable.

                13.   (a)    Schedule for computation of Money Market Fund Yield
                             quotations, previously filed with this Registration
                             Statement No. 33-47949 on April 28, 1994.

                      (b) Separate Account A Performance Values Worksheets One-Year Standardized Performance for the Year Ending December 31, 1993, previously filed with this Registration Statement No. 33-47949 on April 28, 1994.

                14. Notice concerning regulatory relief, previously filed with this Registration Statement No. 33-47949 on May 15, 1992.

                27.   Financial Data Schedule.

Item 25:        Directors and Officers of Equitable.
                ------------------------------------


                Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.


                                           POSITIONS AND
NAME AND PRINCIPAL                         OFFICES WITH
BUSINESS ADDRESS                           EQUITABLE
----------------                           ---------

DIRECTORS


Claude Bebear                              Director
AXA-UAP
23, Avenue Matignon
75008 Paris, France

Christopher J. Brocksom                    Director
AXA Equity & Law
Elbury 9
Weedon Lane
Buckinghamshire HP 6505
England

Francoise Colloc'h                         Director
AXA-UAP
23, Avenue Matignon
75008 Paris, France


Henri de Castries                          Director
AXA-UAP
23, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                           Director
The McGraw-Hill Companies
1221 Avenue of the Americas
New York, NY 10020

William T. Esrey                           Director
Sprint Corporation
P.O. Box 11315
Kansas City, MO 64112

Jean-Rene Fourtou                          Director
Rhone-Poulenc S.A.
25 Quai Paul Doumer
92408 Courbevoie Cedex,
France

                                           POSITIONS AND
NAME AND PRINCIPAL                         OFFICES WITH
BUSINESS ADDRESS                           EQUITABLE
----------------                           ---------

Norman C. Francis                          Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125

Donald J. Greene                           Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513


John T. Hartley                            Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919

John H.F. Haskell, Jr.                     Director
Dillon, Read & Co., Inc.
535 Madison Avenue
New York, NY 10028

Mary R. (Nina) Henderson                   Director
CPC International, Inc.
International Plaza
P.O. Box 8000
Englewood Cliffs, NJ 07632-9976

W. Edwin Jarmain                           Director
Jarmain Group Inc.
121 King Street West
Suite 2525
Toronto, Ontario M5H 3T9,
Canada


G. Donald Johnston, Jr.                    Director
184-400 Ocean Road
John's Island
Vero Beach, FL 32963

Winthrop Knowlton                          Director
Knowlton Brothers, Inc.
530 Fifth Avenue
New York, NY 10036

Arthur L. Liman                            Director
Paul, Weiss, Rifkind, Wharton &
   Garrison
1285 Avenue of the Americas
New York, NY 10019

                                           POSITIONS AND
NAME AND PRINCIPAL                         OFFICES WITH
BUSINESS ADDRESS                           EQUITABLE
----------------                           ---------

George T. Lowy                             Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

Didier Pineau-Valencienne                  Director
Schneider S.A.
64-70 Avenue Jean-Baptiste Clement
92646 Boulogne-Billancourt Cedex
France

George J. Sella, Jr.                       Director
P.O. Box 397
Newton, NJ 07860

Dave H. Williams                           Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

OFFICER-DIRECTORS
-----------------


*James M. Benson                           President and Director (until 5/1/97)



*William T. McCaffrey                      Senior Executive Vice President,
                                           Chief Operating Officer and Director


*Joseph J. Melone                          Chairman of the Board, Chief
                                           Executive Officer and Director;
                                           President (effective 5/1/97)


OTHER OFFICERS
--------------


*A. Frank Beaz                             Senior Vice President

*Leon Billis                               Senior Vice President


*Harvey Blitz                              Senior Vice President and Deputy
                                           Chief Financial Officer

*Kevin R. Byrne                            Vice President and Treasurer

*Jerry M. de St. Paer                      Executive Vice President

*Gordon G. Dinsmore                        Senior Vice President

*Alvin H. Fenichel                         Senior Vice President and
                                           Controller

                                           POSITIONS AND
NAME AND PRINCIPAL                         OFFICES WITH
BUSINESS ADDRESS                           EQUITABLE
----------------                           ---------


*Paul J. Flora                             Senior Vice President and Auditor


*Robert E. Garber                          Executive Vice President and General
                                           Counsel


*Donald R. Kaplan                          Vice President and Chief Compliance
                                           Officer and Associate General Counsel


*Michael S. Martin                         Senior Vice President

*Peter D. Noris                            Executive Vice President and Chief
                                           Investment Officer

*Anthony C. Pasquale                       Senior Vice President

*Pauline Sherman                           Vice President, Secretary and
                                           Associate General Counsel


*Samuel B. Shlesinger                      Senior Vice President

*Richard V. Silver                         Senior Vice President and Deputy
                                           General Counsel


*Jose Suquet                               Executive Vice President and Chief
                                           Agency Officer


*Stanley B. Tulin                          Senior Executive Vice President
                                           and Chief Financial Officer

Item 26.        Persons Controlled by or under Common Control with Equitable or
                ---------------------------------------------------------------
                Registrant
                ----------

                Separate Account No. A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"), a publicly traded Company.


                The largest stockholder of the Holding Company is AXA-UAP. As of January 1, 1997, AXA-UAP beneficially owned approximately 63.8% of the outstanding common stock of the Holding Company (assuming conversion of the convertible preferred stock held by AXA-UAP). Under its investment arrangements with Equitable Life and the Holding Company, AXA-UAP is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA-UAP, a French company, is the holding company for an international group of insurance and related financial services companies.

        ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

The Equitable Companies Incorporated (l991) (Delaware)

      Donaldson, Lufkin & Jenrette, Inc. (1993) (Delaware) (44.1%) (See Addendum B(1) for subsidiaries)

      The Equitable Life Assurance Society of the United States (1859) (New York) (a)(b)


           The Equitable of Colorado, Inc. (l983) (Colorado)

           EVLICO, INC. (1995) (Delaware)

           EVLICO East Ridge, Inc. (1995) (California)

           GP/EQ Southwest, Inc. (1995) (Texas) (5.885%)


           Franconom, Inc. (1985) (Pennsylvania)

           Frontier Trust Company (1987) (North Dakota)

           Gateway Center Buildings, Garage, and Apartment Hotel, Inc. (inactive) (pre-l970) (Pennsylvania)

           Equitable Deal Flow Fund, L.P.

                Equitable Managed Assets (Delaware)

           EREIM LP Associates (99%)

                EML Associates, L.P. (19.8%)


           Alliance Capital Management L.P. (2.71% limited partnership interest)


           ACMC, Inc. (1991) (Delaware)(s)


                Alliance Capital Management L.P. (1988) (Delaware) (49.09% limited partnership interest)


           EVCO, Inc. (1991) (New Jersey)

           EVSA, Inc. (1992) (Pennsylvania)

           Prime Property Funding, Inc. (1993) (Delaware)

           Wil Gro, Inc. (1992) (Pennsylvania)


           Equitable Underwriting and Sales Agency (Bahamas) Limited
           (1993) (Bahamas)


 (a) Registered Broker/Dealer     (b) Registered Investment Advisor

------------------------------------
      Donaldson, Lufkin & Jenrette, Inc.
      ----------------------------------
      The Equitable Life Assurance Society of the United States (cont.)
      ---------------------------------------------------------


           Fox Run Inc. (1994) (Massachusetts)

           STCS, Inc. (1992) (Delaware)

           CCMI Corporation (1994) (Maryland)

           FTM Corporation (1994) (Maryland)

           HVM Corporation (1994) (Maryland)

           Equitable BJVS, Inc. (1992) (California)

           Equitable Rowes Wharf, Inc. (1995) (Massachusetts)

           GP/EQ Southwest, Inc. (1995) (Texas) (94.132%)

           Camelback JVS, Inc. (1995) (Arizona)

           ELAS Realty, Inc. (1996) (Delaware)

           Equitable Realty Assets Corporation (1983) (Delaware)

           100 Federal Street Realty Corporation (Massachusetts)

           Equitable Structured Settlement Corporation (1996)(Delaware)


           Equitable Holding Corporation (1985) (Delaware)

                EQ Financial Consultants, Inc. (formerly Equico Securities, Inc.) (l97l) (Delaware) (a) (b)


                ELAS Securities Acquisition Corp. (l980) (Delaware)

                100 Federal Street Funding Corporation (Massachusetts)

                EquiSource of New York, Inc. (1986) (New York) (See Addendum A for subsidiaries)


                Equitable Casualty Insurance Company (l986) (Vermont)

                EREIM LP Corp. (1986) (Delaware)

                      EREIM LP Associates (1%)

                           EML Associates (.02%)

      Six-Pac G.P., Inc. (1990) (Georgia)

 (a) Registered Broker/Dealer     (b) Registered Investment Advisor

------------------------------------
  Donaldson, Lufkin & Jenrette, Inc.
  ----------------------------------
  The Equitable Life Assurance Society of the United States (cont.)
  ---------------------------------------------------------
      Equitable Holding Corporation (cont.)
      -----------------------------

                Equitable Distributors, Inc. (1988) (Delaware) (a)

                Equitable JVS, Inc. (1988) (Delaware)

                      Astor/Broadway Acquisition Corp. (1990) (New York)

                      Astor Times Square Corp. (1990) (New York)

                      PC Landmark, Inc. (1990) (Texas)

                      Equitable JVS II, Inc. (1994) (Maryland)

                      EJSVS, Inc. (1995) (New Jersey)


           Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by EQ and EHC) (Delaware) (36.1%) (See Addendum B(1) for subsidiaries)


           JMR Realty Services, Inc. (1994) (Delaware)

           Equitable Investment Corporation (l97l) (New York)

                Stelas North Carolina Limited Partnership (50% limited partnership interest) (l984)


                Equitable JV Holding Corporation (1989) (Delaware)

                Alliance Capital Management Corporation (l991) (Delaware) (b) (See Addendum B(2) for subsidiaries)

                Equitable Capital Management Corporation (l985) (Delaware) (b)

                      Alliance Capital Management L.P. (1988) (Delaware) (14.67% limited partnership interest)

                EQ Services, Inc. (1992) (Delaware)

                Equitable Agri-Business, Inc. (1984) Delaware

                Equitable Real Estate Investment Management, Inc. (l984) (Delaware) (b) (See Addendum B(3) for subsidiaries)


(a) Registered Broker/Dealer   (b) Registered Investment Advisor

        ORGANIZATION CHART OF EQUITABLE'S AFFILIATES



                   ADDENDUM A - SUBSIDIARY
              OF EQUITABLE HOLDING CORPORATION
             HAVING MORE THAN FIVE SUBSIDIARIES

       ------------------------------------------------


EquiSource of New York, Inc. (formerly Traditional Equinet
Business Corporation of New York) has the following subsidiaries that are brokerage companies to make available to Equitable Agents within each state traditional
(non-equity) products and services not manufactured by
Equitable:


      EquiSource of Alabama, Inc. (1986) (Alabama)
      EquiSource of Arizona, Inc. (1986) (Arizona)
      EquiSource of Arkansas, Inc. (1987) (Arkansas)
      EquiSource Insurance Agency of California, Inc. (1987) (California) EquiSource of Colorado, Inc. (1986) (Colorado)

      EquiSource of Delaware, Inc. (1986) (Delaware)

      EquiSource of Hawaii, Inc. (1987) (Hawaii)
      EquiSource of Maine, Inc. (1987) (Maine)
      EquiSource Insurance Agency of Massachusetts, Inc. (1988) (Massachusetts) EquiSource of Montana, Inc. (1986) (Montana)
      EquiSource of Nevada, Inc. (1986) (Nevada)
      EquiSource of New Mexico, Inc. (1987) (New Mexico)
      EquiSource of Pennsylvania, Inc. (1986) (Pennsylvania)
      EquiSource Insurance Agency of Utah, Inc. (1986) (Utah)
      EquiSource of Washington, Inc. (1987) (Washington)
      EquiSource of Wyoming, Inc. (1986) (Wyoming)

        ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
            ADDENDUM B - INVESTMENT SUBSIDIARIES
             HAVING MORE THAN FIVE SUBSIDIARIES

        ---------------------------------------------
Donaldson, Lufkin & Jenrette, Inc. has the following subsidiaries, and approximately 150 other subsidiaries, most of which are special purpose subsidiaries (the number fluctuates according to business needs):

                  Donaldson, Lufkin & Jenrette, Securities Corporation (1985) (Delaware) (a) (b)

                       Wood, Struthers & Winthrop Management Corp. (1985) (Delaware) (b)

                  Autranet, Inc. (1985) (Delaware) (a)
                  DLJ Real Estate, Inc.
                  DLJ Capital Corporation (b)

                  DLJ Mortgage Capital, Inc. (1988) (Delaware)

                       Column Financial, Inc. (1993) (Delaware) (50%)

Alliance Capital Management Corporation (as general partner) (b) has the following subsidiaries:

                  Alliance Capital Management L.P. (1988) (Delaware) (b)
                       Alliance Capital Management Corporation of
                       Delaware, Inc. (Delaware)
                             Alliance Fund Services, Inc. (Delaware) (a)
                             Alliance Fund Distributors, Inc. (Delaware) (a) Alliance Capital Oceanic Corp. (Delaware)
                             Alliance Capital Management Australia Pty. Ltd. (Australia)
                             Meiji - Alliance Capital Corp. (Delaware) (50%) Alliance Capital (Luxembourg) S.A. (99.98%) Alliance Eastern Europe Inc. (Delaware)
                             Alliance Barra Research Institute, Inc. (Delaware) (50%)
                             Alliance Capital Management Canada, Inc.
                             (Canada) (99.99%)
                             Alliance Capital Management (Brazil) Llda
                             Alliance Capital Global Derivatives Corp.
                             (Delaware)
                             Alliance International Fund Services S.A.
                             (Luxembourg)
                             Alliance Capital Management (India) Ltd.
                             (Delaware)
                             Alliance Capital Mauritius Ltd.
                             Alliance Corporate Finance Group, Incorporated (Delaware)
                             Equitable Capital Diversified Holdings, L.P. I
                                  Equitable Capital Diversified Holdings, L.P.
                                  II
                             Cursitor Alliance L.L.C. (Delaware)
                                  Cursitor Holdings Limited (UK)
                                  Alliance Capital Management (Japan), Inc.
                                  Alliance Capital Management (Asia) Ltd.
                                  Alliance Capital Management (Turkey), Ltd.
                                  Cursitor Alliance Management Limited (UK)


    (a) Registered Broker/Dealer           (b) Registered Investment Advisor

        ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                    ADDENDUM B - (CONT.)
                   INVESTMENT SUBSIDIARIES
             HAVING MORE THAN FIVE SUBSIDIARIES

        ---------------------------------------------
Equitable Real Estate Investment Management, Inc. (b) has the following subsidiaries:

             Equitable Realty Portfolio Management, Inc. (1984)
             (Delaware)
                  EQK Partners (100% general partnership interest)
             Compass Management and Leasing Co. (formerly EREIM, Inc.)
             (1984) (Colorado)
             Equitable Real Estate Capital Markets, Inc. (1987)
             (Delaware) (a)
             EPPNLP Corp. (1987) (Delaware)
             Equitable Pacific Partners Corp. (1987) (Delaware)
                  Equitable Pacific Partners Limited Partnership
             EREIM Managers Corp. (1986) (Delaware)
                  ML/EQ Real Estate Portfolio, L.P.
                       EML Associates, L.P. (80%)
             Compass Retail, Inc. (1990) (Delaware)
             Compass Management and Leasing, Inc. (1991) (Delaware)
                  CJVS, Inc. (1994) (California)
                  Compass Cayman (1996) (Cayman Islands)
                  Compass Management and Leasing (UK) Limited
             Column Financial, Inc. (1993) (Delaware) (50%)
             Buckhead Strategic Corp. (1994) (Delaware)
                  Buckhead Strategic Fund, L.P.
                       BH Strategic Co. I, L.P.
                       BH Strategic Co. II, L.P.
                       BH Strategic Co. III, L.P.
                       BH Strategic Co. IV, L.P.
             Community Funding, Inc. (1994) (Delaware)
                  Community Mortgage Fund, L.P. (1994) (Delaware)
             Buckhead Strategic Corp., II (1995) (Delaware)
                  Buckhead Strategic Fund L.P. II
                       Buckhead Co. I, L.P.
                       Buckhead Co. II, L.P.
                       Buckhead Co. III, L.P.
                             HYDOC, L.L.C.
                             Headwind Holding Corp.
                       Buckhead Co. IV, L.P.
                       Tricon Corp.
                             Tricon, L.P.
             Equitable Real Estate Hyperion Capital Advisors LLC (1995)
             (Delaware)


(a) Registered Broker/Dealer                (b) Registered Investment Advisor

                       AXA GROUP CHART

The information listed below is dated as of December 31, 1996; percentages shown represent voting power. The name of the owner is noted when AXA indirectly controls the company.


       AXA INSURANCE AND REINSURANCE BUSINESS HOLDING

COMPANY                              COUNTRY    VOTING POWER
-------                              -------    ------------


Axa Assurances Iard                  France     99%


Axa Assurances Vie                   France     100% by Axa and Axa Courtage Vie


Axa Courtage Iard                    France     99.9% by Axa and Axa Assurances
                                                Iard

Axa Courtage Vie                     France     99.4% by Axa and Axa Assurances
                                                Iard and Axa Courtage Iard


Alpha Assurances Vie                 France     100%

Axa Direct                           France     100%

Direct Assurances Iard               France     100% by Axa Direct

Direct Assurance Vie                 France     100% by Axa Direct

Axa Direkt Versicherung A.G.         Germany    100% owned by Axa Direct


Axiva                                France     100% by Axa and Axa Courtage Vie

Defense Civile                       France     95%

Societe Francaise d'Assistance       France     100% by SFA Holding

Monvoisin Assurances                 France     99.9% by different companies
                                                and Mutuals

Societe Beaujon                      France     99.9%

Lor Finance                          France     99.9%

Jour Finance                         France     100% by Alpha Assurances Iard
                                                and by Axa Assurances Iard

Compagnie Auxiliaire pour le         France     99.8% by Societe Beaujon
Commerce and l'Industrie


C.F.G.A.                             France     99.96% owned by Mutuals and
                                                Finaxa

Axa Global Risks                     France     100% owned by Axa and Mutuals

Saint Bernard Diffusion              France     94.92% owned by Direct
                                                Assurances Iard

Sogarep                              France     95% (100% with Mutuals)

Argovie                              France     100% by Axiva and SCA Argos

Finargos                             France     70.5% owned by Axiva

COMPANY                              COUNTRY     VOTING POWER
-------                              -------     ------------


Astral Finance                       France      99.33% by Axa Courtage Vie


Argos                                France      N.S.

Finaxa Belgium                       Belgium     100%


Axa Belgium                          Belgium     26.8% by Axa(SA) and 72.6% by
                                                 Finaxa Belgium

De Kortrijske Verzekering            Belgium     99.8% by Axa Belgium

Juris                                Belgium     100% owned by Finaxa Belgium

Finaxa Luxembourg                    Luxembourg  100%

Axa Assurance IARD Luxembourg        Luxembourg  99.9%

Axa Assurance Vie Luxembourg         Luxembourg  99.9%

Axa Aurora                           Spain       50% owned by Axa

Aurora Polar SA de Seguros y         Spain       99.4% owned by Axa Aurora
Reaseguros

Axa Vida SA de Seguros y             Spain       89.82% owned by Aurora Polar 5%
Reaseguros                                       by Axa

Axa Gestion de Seguros y             Spain       99.1% owned by Axa Aurora
Reaseguros

Hilo Direct Seguros                  Spain       99.9% by Axa Aurora

Axa Assicurazioni                    Italy       100% owned by Axa


Eurovita                             Italy       30% owned by Axa Assicurazioni

Axa Equity & Law plc                 U.K.        99.9% owned by Axa

Axa Equity & Law Life Assurance      U.K.        100% by Axa Equity & Law plc
Society


Axa Equity & Law International       U.K.        100% owned by Axa Equity & Law
                                                 Life Assurance Society

Axa Leven                            The Nether- 100% by Axa Equity & Law Life
                                     lands       Assurance Society

Axa Insurance                        U.K.        100% owned by Axa

Axa Global Risks                     U.K.        100% owned by Axa Global Risks
                                                 (France)

Axa Canada                           Canada      100% owned by Axa

Boreal Insurance                     Canada      100% owned by Gestion Fracapar


Axa Assurances Inc.                  Canada      100% owned by Axa Canada

COMPANY                              COUNTRY     VOTING POWER
-------                              -------     ------------


Axa Insurance Inc.                   Canada      100% owned by Axa Canada and
                                                 Axa Assurance Inc.


Anglo Canada General Insurance       Canada      100% owned by Axa Canada
Cy

Axa Pacific Insurance                Canada      100% by Boreal Insurance

Boreal Assurances Agricoles          Canada      100% by Boreal Insurance


Sime Axa Berhad                      Malaysia    30% owned by Axa and Axa
                                                 Reassurance


Axa Sime Investment Holdings         Singapore   50%
Pte Ltd

Axa Sime Assurance                   Hong Kong   100% owned by Axa Sime Invt.
                                                 Holdings Pte Ltd

Axa Sime Assurance                   Singapore   100% owned by Axa Sime Invt.
                                                 Holdings Pte Ltd

Axa Life Insurance                   Hong Kong   100%

PT Asuransi Axa Indonesia            Indonesia   80%


Equitable Cies Incorp.               U.S.A.      60.8% between Axa, 44.69%
                                                 Financiere 45, 3.8%, Lorfinance
                                                 7.6% and Axa Equity & Law
                                                 Life Association Society 4.8%

Equitable Life Assurance of the      U.S.A.      100% owned by Equitable
USA                                              Cies Inc.

National Mutual Holdings Ltd         Australia   51% between Axa, 42.1% and Axa
                                                 Equity & Law Life Assurance
                                                 Society 8.9%

The National Mutual Life Asso-       Australia   100% owned by National Mutual
ciation of Australasia Ltd                       Holdings Ltd

National Mutual International        Australia   100% owned by National Mutual
Pty Ltd                                          Holdings Ltd

National Mutual (Bermuda) Ltd        Australia   100% owned by National
                                                 Mutual International Pty Ltd

National Mutual Asia Ltd             Australia   55% owned by National Mutual
                                                 Holdings Ltd and 20% by
                                                 Datura Ltd and 13% by Na-
                                                 tional Mutual Life Associa-
                                                 tion of Australasia


Australian Casualty & Life Ltd       Australia   100% owned by National Mutual
                                                 Holdings Ltd

National Mutual Health Insur-        Australia   100% owned by National Mutual
ance Pty Ltd                                     Holdings Ltd

COMPANY                              COUNTRY    VOTING POWER
-------                              -------    ------------

Axa Reassurance                      France     100% owned by Axa, Axa Assur-
                                                ances Iard and Axa Global
                                                Risks


Axa Re Finance                       France     80% owned by Axa Reassurance

Axa Re Vie                           France     99.9% owned by Axa Reassurance

Axa Cessions                         France     100% by Axa


Axa Re Mexico                        Mexico     100% owned by Axa Reassurance

Axa Re Asia                          Singapore  100% owned by Axa Reassurance

Axa Re U.K. Plc                      U.K.       100% owned by Axa Re U.K.
                                                Holding

Axa Re U.K. Holding                  U.K.       100% owned by Axa Reassurance


Axa Re U.S.A.                        U.S.A.     100% owned by Axa America
                                                and Axa Reassurance


Axa America                          U.S.A.     100% owned by Axa Reassurance

International Technology Un-         U.S.A.     80% owned by Axa America
derwriters Inc. (INTEC)


Axa Re Life                          U.S.A.     100% owned by Axa Re Vie

C.G.R.M.                             Monaco     100% owned by Axa Reassurance

Axa Life Insurance                   Japan      100% owned by Axa


Dongbu Axa Life Insurance Co Ltd     Korea      50% owned by Axa

Axa Oyak Hayat Sigota                Turkey     60% owned by Axa

Oyak Sigorta                         Turkey     11% owned by Axa

                   AXA FINANCIAL BUSINESS

COMPANY                              COUNTRY    VOTING POWER
-------                              -------    ------------

Compagnie Financiere de Paris        France     96.9% (100% with Mutuals)
(C.F.P.)

Axa Banque                           France     98.7% owned by C.F.P.

Financiere 78                        France     100% owned by C.F.P.

Axa Credit                           France     65% owned by C.F.P.

Axa Gestion Interessement            France     100% owned by Axa Asset
                                                Management Europe

Compagnie Europeenne de Credit       France     100% owned by C.F.P.
(C.E.C.)

Fidei                                France     20.7% owned by C.F.P. and
                                                10.8% by Axamur


Societe de Placements Selec-         France     98.58% with Mutuals
tionnes S.P.S.

Presence et Initiative               France     100% with Mutuals


Vamopar                              France     100% owned by Societe Beaujon

Financiere Mermoz                    France     100%

Axa Asset Management Europe          France     100%

Axa Asset Management                 France     100% owned by Axa Asset
Partenaires                                     Management Europe


Axa Asset Management Conseils        France     100% owned by Axa Asset
                                                Management Europe

Axa Asset Management Distribu-       France     100% owned by Axa Asset
tion                                            Management Europe


Axa Equity & Law Home Loans          U.K.       100% owned by Axa Equity &
                                                Law Plc

Axa Equity & Law Commercial          U.K.       100% owned by Axa Equity &
Loans                                           Law Plc

COMPANY                              COUNTRY    VOTING POWER
-------                              -------    ------------
Alliance Capital Management          U.S.A.     59% held by ELAS

Donaldson, Lufkin & Jenrette         U.S.A.     44.1% owned by Equitable Cies
                                                Inc. and 36.1% by Equitable
                                                Holding Cies


National Mutual Funds Manage-        Australia  100% owned by National Hold-
ment (Global) Ltd                               ings Ltd

National Mutual Funds Manage-        U.S.A.     100% by National Mutual Funds
ment North America Holding                      Management (Global) Ltd.
Inc.

Cogefin                              Luxembourg 100% owned by Axa Belgium

Financiere 45                        France     99.8% owned by Axa

Mofipar                              France     99.76% owned by Axa

ORIA                                 France     100% owned by Axa Millesimes

Axa Oeuvres d'Art                    France     100% by Mutuals

Axa Cantenac Brown                   France     100% by Societe Beaujon

Axa Suduiraut                        France     99.6% owned by Societe Beaujon

Colisee Acti Finance 2               France     100% owned by Axa Assurances
                                                Iard Mutuelle

                  AXA REAL ESTATE BUSINESS


COMPANY                              COUNTRY    VOTING POWER
-------                              -------    ------------


C.I.P.M.                             France     97.8% with Mutuals


Fincosa                              France     100% owned by C.I.P.M.

Prebail                              France     100% owned by Societe Beaujon
                                                and C.F.P.


Axamur                               France     100% by different companies
                                                and Mutuelles

Parigest                             France     100% by the Mutuals, C.I.P.M.
                                                and Fincosa

Parimmo                              France     100% by the insurance compa-
                                                nies and Mutuals

S.G.C.I.                             France     100% by different companies
                                                and Mutuelles

Transaxim                            France     100% owned by S.G.C.I. and
                                                C.P.P.

Compagnie Parisienne de Par-         France     100% owned by S.G.C.I.
ticipations

Monte Scopando                       France     100% owned by C.P.P.

Matipierre                           France     100% by different companies

Securimmo                            France     87.12% by different companies
                                                and Mutuals

Paris Orleans                        France     100% by Axa Courtage Iard

Colisee Bureaux                      France     100% by different companies
                                                and Mutuals

Colisee Premiere                     France     100% by different companies
                                                and Mutuals

Colisee Laffitte                     France     100% by Colisee Bureaux

Foniere Carnot Laforge               France     100% by Colisee Premiere


Parc Camoin                          France     100% by Colisee Premiere

Delta Point du Jour                  France     100% owned by Matipierre

Paroi Nord de l'Arche                France     100% owned by Matipierre

Falival                              France     100% owned by Axa Reassurance


Compagnie du Gaz d'Avignon           France     99% owned by Axa Ass Iard

Ahorro Familiar                      France     42.2% owned by Axa Assurances
                                                Iard

Fonciere du Val d'Oise               France     100% owned by C.P.P.

Sodarec                              France     100% owned by C.P.P.

COMPANY                              COUNTRY    VOTING POWER
-------                              -------    ------------


Centrexpo                            France     100% owned by C.P.P.

Fonciere de la Ville du Bois         France     100% owned by Centrexpo

Colisee Seine                        France     100% owned by different
                                                companies

Translot                             France     100% owned by SGCI

S.N.C. Dumont d'Urville              France     100% owned by Colisee Premiere


Colisee Federation                   France     100% by SGCI

Colisee Saint Georges                France     100% by SGCI


Drouot Industrie                     France     50% by SGCI and 50% by Axamur

Colisee Vauban                       France     99.6% by Matipierre

Fonciere Colisee                     France     100% by Matipierre and different
                                                companies

Axa Pierre S.C.I.                    France     97.6% owned by different
                                                companies and Mutuals

Axa Millesimes                       France     85.2% owned by AXA and the
                                                Mutuals

Chateau Suduirault                   France     100% owned by Axa Millesimes

Diznoko                              Hungary    95% owned by Axa Millesimes

Compagnie Fonciere Matignon          France     100% by different companies and
                                                Mutuals

Equitable Real Estate Investment     U.S.A.     100% owned by ELAS

Quinta do Noval Vinhos S.A.          Portugal   99.6% owned by Axa Millesimes

                     OTHER AXA BUSINESS

COMPANY                              COUNTRY    VOTING POWER
-------                              -------    ------------

A.N.F.                               France     95.4% owned by Finaxa


Lucia                                France     20.6% owned by Axa Assurances
                                                Iard and 8.6% by Mutuals

Schneider S.A.                       France     10.4%

        ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                            NOTES
                            -----


1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.


3. All ownership interests on the chart are 100% common stock ownership except: (a) The Equitable Companies Incorporated's 44.1% interest in Donaldson, Lufkin & Jenrette, Inc. and Equitable Holding Corporation's 36.1% interest in same; (b) as noted for certain partnership interests;
       (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc.; (e) Treasurer Robert L. Bennett's 20% interest in Compass Management and Leasing Co. (formerly EREIM, Inc.); and (f) DLJ Mortgage Capital's and Equitable Real Estate's respective ownerships, 50% each in Column Financial, Inc.


4. The operational status of the entities shown as having been formed or authorized but "not yet fully operational" should be checked with the appropriate operating areas, especially for those that are start-up situations.

5. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first two entities, they are under the direction of at least a majority of "outside" trustees:


                     The Equitable Funds
                   The Hudson River Trust
                      EQ Advisors Trust
                      Separate Accounts

6.     This chart was last revised on April 1, 1997.

Item 27.        Number of Contractowners
                ------------------------


                As of March 31, 1997, there were 43,033 certificates in force under the Momentum Contract offered by the registrant.



Item 28.        Indemnification
                ---------------


                (a)   Indemnification of Principal Underwriter
                      ----------------------------------------


                      To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable undertook to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable.

                (b)   Undertaking
                      -----------

                      Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.        Principal Underwriters
                ----------------------


                (a) EQ Financial Consultants, Inc. ("EQ Financial"), a wholly owned subsidiary of Equitable, is the principal underwriter and depositor for its Separate Account A, Separate Account No. 301, Separate Account I and for Separate Account FP. EQ Financial's principal business address is 1755 Broadway, NY, NY 10019.


                (b)   See Item 25.

                (c)   Not applicable.

Item 30.        Location of Accounts and Records
                --------------------------------

                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at Two Penn Plaza, New York, New York 10121.


Item 31.        Management Services
                -------------------

                Not applicable.


Item 32.        Undertakings
                ------------

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                (d) Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective Contracts. Equitable bases its representation on its assessement of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.


                The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraph (1)-(4) of that letter.

                         SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the registration statement to be signed on its behalf in the City and State of New York, on this 29th day of April, 1997.



                                       SEPARATE ACCOUNT A OF THE EQUITABLE LIFE
                                       ASSURANCE SOCIETY OF THE UNITED STATES
                                                     (Registrant)

                                       By:  The Equitable Life Assurance Society
                                                 of the United States

                                       By:        /s/ Maureen K. Wolfson
                                              --------------------------------
                                                      Maureen K. Wolfson
                                                        Vice President

                         SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the registration statement to be signed on its behalf in the City and State of New York, on this 29th day of April, 1997.




                                       THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                OF THE UNITED STATES
                                                     (Depositor)



                                        By:  /s/ Maureen K. Wolfson
                                            ------------------------------
                                                 Maureen K. Wolfson
                                                   Vice President




         As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:


Joseph J. Melone                  Chairman of the Board, Chief Execu-
                                  tive Officer and Director

James M. Benson                   President and Director


William T. McCaffrey              Senior Executive Vice President,
                                  Chief Operating Officer and Director

PRINCIPAL FINANCIAL OFFICER:


Stanley B. Tulin                  Senior Executive Vice President and
                                  Chief Financial Officer


PRINCIPAL ACCOUNTING OFFICER:


/s/ Alvin H. Fenichel             Senior Vice President and Controller
------------------------
Alvin H. Fenichel
April 29, 1997


DIRECTORS:


Claude Bebear              Jean-Rene Fourtou          Winthrop Knowlton
James M. Benson            Norman C. Francis          Arthur L. Liman
Christopher Brocksom       Donald J. Greene           George T. Lowy
Francoise Colloc'h         John T. Hartley            William T. McCaffrey
Henri de Castries          John H.F. Haskell, Jr.     Joseph J. Melone
Joseph L. Dionne           Mary R. (Nina) Henderson   Didier Pineau-Valencienne
William T. Esrey           W. Edwin Jarmain           George J. Sella, Jr.
                           G. Donald Johnston, Jr.    Dave H. Williams

By: /s/ Maureen K. Wolfson
    --------------------------
        Maureen K. Wolfson
        Attorney-in-Fact
        April 29, 1997

                             EXHIBIT INDEX
                             --------------


EXHIBIT NO.                                                                             TAG VALUE
-----------                                                                             ---------

6(d)         By-Laws of Equitable, as amended November 21, 1996.                        EX-99.6d BYLAWS

6(e)         Restated Charter of Equitable, as amended January 1, 1997.                 EX-99.6e CHARTER


10(b)        Consent of Price Waterhouse LLP.                                           EX-99.10b CONSENT

10(c)        Powers of Attorney.                                                        EX-99.10c POW ATTY

27           Financial Data Schedule.                                                   EX-27